=============================
                                                                    OMB APPROVAL
                                                   =============================
                                                           OMB Number: 3235-0570

                                                     Expires: September 30, 2007

                                                        Estimated average burden
                                                        hours per response: 19.4
                                                   =============================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number    811-4417
                                  -----------------------


                           California Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


            44 Montgomery Street, Suite 2100, San Francisco, CA 94104
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)



--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (415) 398-2727
                                                    --------------


Date of fiscal year end: August 31, 2007
                         ---------------

Date of reporting period: February 28, 2007
                          -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.

                                                                CALIFORNIA
                                                                INVESTMENT TRUST
                                                                ----------------
                                                                FUND GROUP


Semi-Annual Report
----------------------------------------------
----------------------------------------------
FEBRUARY 28, 2007


CALIFORNIA TAX-FREE INCOME FUND
CALIFORNIA INSURED INTERMEDIATE FUND
CALIFORNIA TAX-FREE MONEY MARKET FUND


U.S. GOVERNMENT SECURITIES FUND
SHORT-TERM U.S. GOVERNMENT BOND FUND
THE UNITED STATES TREASURY TRUST


S&P 500 INDEX FUND
S&P MIDCAP INDEX FUND
S&P SMALLCAP INDEX FUND
EQUITY INCOME FUND
EUROPEAN GROWTH & INCOME FUND
NASDAQ-100 INDEX FUND


                                                                  (800) 225-8778

                                                                WWW.CALTRUST.COM

                                                   EMAIL US AT INFO@CALTRUST.COM


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of California Investment Trust Fund Group which contains information about the management fee and other costs. Investments in shares of the funds of California Investment Trust Fund Group are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

--------------------------------------------------------------------------------
                     ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
                                FEBRUARY 28, 2007
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% Return - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as redemption fees. The Fund does not carry a sales load, nor does it charge redemption fees on shares held over seven days. Therefore, the information under the heading "Based on Hypothetical 5% Return before expenses" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included because of the timing of any redemptions, your costs would have been higher.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.


                                                   Beginning Account Value   Ending Account Value   Expenses Paid
                                                      September 1, 2006        February 28, 2007    During Period
                                                  ---------------------------------------------------------------
CALIFORNIA TAX-FREE INCOME FUND
Direct Shares
Based on Actual Fund Return                                 $1,000                  $1,023          $   3.56 (1)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,021          $   3.56 (1)
CALIFORNIA INSURED INTERMEDIATE FUND
Direct Shares
Based on Actual Fund Return                                 $1,000                  $1,014          $   3.40 (2)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,022          $   3.41 (2)
CALIFORNIA TAX-FREE MONEY MARKET FUND
Direct Shares
Based on Actual Fund Return                                 $1,000                  $1,015          $   2.65 (3)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,022          $   2.66 (3)
U.S. GOVERNMENT SECURITIES FUND
Direct Shares
Based on Actual Fund Return                                 $1,000                  $1,027          $   3.72 (4)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,021          $   3.71 (4)
K Shares
Based on Actual Fund Return                                 $1,000                  $1,025          $   6.23 (4)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,019          $   6.21 (4)
SHORT-TERM U.S. GOVERNMENT BOND FUND
Direct Shares
Based on Actual Fund Return                                 $1,000                  $1,022          $   2.96 (5)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,022          $   2.96 (5)
K Shares
Based on Actual Fund Return                                 $1,000                  $1,020          $   5.46 (5)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,020          $   5.46 (5)
THE UNITED STATES TREASURY TRUST
Direct Shares
Based on Actual Fund Return                                 $1,000                  $1,023          $   2.66 (6)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,022          $   2.66 (6)
K Shares
Based on Actual Fund Return                                 $1,000                  $1,020          $   5.16 (6)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,020          $   5.16 (6)
S&P 500 INDEX FUND
Direct Shares
Based on Actual Fund Return                                 $1,000                  $1,087          $   1.86 (7)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,023          $   1.81 (7)

--------------------------------------------------------------------------------
                     ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
                          FEBRUARY 28, 2007 (CONTINUED)
--------------------------------------------------------------------------------

                                                   Beginning Account Value   Ending Account Value    Expenses Paid
                                                      September 1, 2006        February 28, 2007     During Period
                                                  ----------------------------------------------------------------
K Shares
Based on Actual Fund Return                                 $1,000                  $1,084             $  4.44 (7)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,021             $  4.31 (7)

S&P MIDCAP INDEX FUND
Direct Shares
Based on Actual Fund Return                                 $1,000                  $1,122             $  3.05 (8)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,022             $  2.91 (8)
K Shares
Based on Actual Fund Return                                 $1,000                  $1,120             $  5.68 (8)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,020             $  5.41 (8)

S&P SMALLCAP INDEX FUND
Direct Shares
Based on Actual Fund Return                                 $1,000                  $1,100             $  3.85 (9)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,021             $  3.71 (9)
K Shares
Based on Actual Fund Return                                 $1,000                  $1,098             $  6.45 (9)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,019             $  6.21 (9)

EQUITY INCOME FUND
Direct Shares
Based on Actual Fund Return                                 $1,000                  $1,107            $   4.75 (10)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,020            $   4.56 (10)
K Shares
Based on Actual Fund Return                                 $1,000                  $1,098            $   7.33 (10)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,018            $   7.05 (10)

EUROPEAN GROWTH & INCOME FUND
Direct Shares
Based on Actual Fund Return                                 $1,000                  $1,067            $   5.13 (11)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,020            $   5.01 (11)
K Shares
Based on Actual Fund Return                                 $1,000                  $1,064            $   7.68 (11)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,018            $   7.51 (11)

NASDAQ-100 INDEX FUND
Direct Shares
Based on Actual Fund Return                                 $1,000                  $1,116            $   3.88 (12)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,021            $   3.71 (12)
K Shares
Based on Actual Fund Return                                 $1,000                  $1,112            $   6.49 (12)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,019            $   6.21 (12)

----------

(1) Expenses are equal to the Fund's expense ratio (0.71%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365

(2) Expenses are equal to the Fund's expense ratio (0.68%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365

(3) Expenses are equal to the Fund's expense ratio (0.53%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365

(4) Expenses are equal to the Fund's expense ratio (Direct Shares 0.74%; K Shares 1.24%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365

(5) Expenses are equal to the Fund's expense ratio (Direct Shares 0.59% ; K Shares 1.09%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365

(6) Expenses are equal to the Fund's expense ratio (Direct Shares 0.53%; K Shares 1.03%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365

(7) Expenses are equal to the Fund's expense ratio (Direct Shares 0.36%; K Shares 0.86%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365

(8) Expenses are equal to the Fund's expense ratio (Direct Shares 0.58%; K Shares 1.08%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365

(9) Expenses are equal to the Fund's expense ratio (Direct Shares 0.74%; K Shares 1.24%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365

(10) Expenses are equal to the Fund's expense ratio (Direct Shares 0.91%; K Shares 1.41%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365

(11) Expenses are equal to the Fund's expense ratio (Direct Shares 1.00%; K Shares 1.50%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365

(12) Expenses are equal to the Fund's expense ratio (Direct Shares 0.74%; K Shares 1.24%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365

--------------------------------------------------------------------------------
TOP HOLDINGS AND SECTOR BREAKDOWNS (UNAUDITED)                 FEBRUARY 28, 2007
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE INCOME FUND


                                                                                                                         Percentage
                                                                                                                          of Total
Security                                              Description                                             Value      Investment
-----------------------------------------------------------------------------------------------------------------------------------
1.    CALIFORNIA, STATE OF                            General Obligation Bonds; 2005                       $4,250,560        3.4%
2.    LOS ANGELES COMMUNITIES REDEVELOPMENT
      AGENCY                                          Bunker Hill Project; Series A                         4,247,840        3.4%
3.    SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY      Multiple Project Revenue Bonds; Series 1989           4,123,503        3.3%
4.    LOS ANGELES COUNTY TRANSPORTATION COMMISSION    Sales Tax Revenue Refunding Bonds, 1991; Series B     3,716,363        3.0%
5.    SANTA CLARA REDEVELOPMENT AGENCY                Bayshore North Project, 1992 Tax Allocation
                                                      Refunding Bonds                                       3,490,707        2.8%
6.    EAST SIDE UNION HIGH SCHOOL DISTRICT            Santa Clara County; Ref-2012 Crossover                3,425,088        2.8%
7.    CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY     Revenue Bonds (Occidental College); Series 2005A      3,378,859        2.7%
8.    CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY     Stanford University Revenue Bonds; Series P           3,321,000        2.7%
9.    SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT   Sales Tax Revenue Refunding Bonds; Series 1990        3,317,718        2.7%
10.   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
      AUTHORITY                                       John Muir Health: Series A                            3,161,820        2.6%


CALIFORNIA INSURED INTERMEDIATE FUND

                                                                                                                        Percentage
                                                                                                                         of Total
Security                                            Description                                               Value     Investment
----------------------------------------------------------------------------------------------------------------------------------
1.    MONTEREY, COUNTY OF                           Certificates of Participation                           $638,628        3.5%
2.    EASTERN MUNICIPAL WATER DISTRICT              Certificates of Participation; Series A                  585,464        3.2%
3.    SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY    San Juan Power Project 2002 Refunding; Series A          549,620        3.0%
4.    CASTAIC LAKE WATER AGENCY                     Water System Improvement Projects; Series 2001A          547,505        3.0%
5.    FRESNO, CITY OF                               Water System Revenue Refunding; Series A                 547,365        3.0%
6.    FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT   General Obligation Refunding Bonds 20025                 546,680        3.0%
7.    OAKLAND JOINT POWERS FINANCING AUTHORITY      Convention Centers; Series 2001                          546,650        3.0%
8.    IMPERIAL IRRIGATION DISTRICT                  Certificates of Participation; 1997 Capital Projects     546,478        3.0%
9.    SAN BERNARDINO, COUNTY OF                     Certificates of Participation; Series 2002 A             545,515        3.0%
10.   BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY      Lease Revenue Refunding; Series A                        544,955        3.0%

CALIFORNIA TAX-FREE MONEY MARKET FUND

Security                                             Description
----------------------------------------------------------------------------------------------------------------
1.    CALIFORNIA, STATE OF                           Series C-3
2.    LOS ANGELES WASTEWATER SYSTEMS                 Series B-1
3.    LOS ANGELES COUNTY TRANSPORTATION COMMISSION   Sales Tax Revenue Refunding Bonds; 1992; Series A
4.    RAMONA UNIFIED SCHOOL DISTRICT                 School Facility Program; 2004
5.    CALIFORNIA, STATE OF                           General Obligation: Series A-3
6.    EAST BAY MUNICIPAL UTILITY DISTRICT            Certificates of Participation
7.    CALIFORNIA HEALTH FACILITIES FINANCING
      AUTHORITY                                      Sutter Hospital; Series B
8.    SAN FRANCISCO CITY & COUNTY FINANCE CORP.      Moscone Center Expansion Project; Series 2000-3
9.    NEWPORT BEACH, CITY OF                         Hoag Memorial Hospital Presbyterian; Series 1996 Series B
10.   CONTRA COSTA, COUNTY OF                        Tax and Revenue Anticipation Notes; Series A


                                                                    Percentage
                                                                     of Total
Security                                                 Value      Investment
------------------------------------------------------------------------------
1.    CALIFORNIA, STATE OF                            $3,700,000        3.8%
2.    LOS ANGELES WASTEWATER SYSTEMS                   3,000,000        3.0%
3.    LOS ANGELES COUNTY TRANSPORTATION COMMISSION     3,000,000        3.0%
4.    RAMONA UNIFIED SCHOOL DISTRICT                   2,500,000        2.5%
5.    CALIFORNIA, STATE OF                             2,400,397        2.4%
6.    EAST BAY MUNICIPAL UTILITY DISTRICT              2,250,000        2.3%
7.    CALIFORNIA HEALTH FACILITIES FINANCING
      AUTHORITY                                        2,150,000        2.2%
8.    SAN FRANCISCO CITY & COUNTY FINANCE CORP.        2,085,000        2.1%
9.    NEWPORT BEACH, CITY OF                           2,050,000        2.1%
10.   CONTRA COSTA, COUNTY OF                          2,016,152        2.0%


[bar chart]

California Tax-Free Income Fund
Long Term Securities                           98.7%
Variable Rate Demand Notes                      0.2%
Other Net Assets                                1.1%

[bar chart]

California Insured Intermediate Fund
Long Term Securities                           95.2%
Variable Rate Demand Notes                      3.8%
Other Net Assets                                1.0%

[bar chart]
California Tax-Free Money Market Fund
Variable Rate Demand Notes                     73.7%
Tax and Revenue Anticipation Notes             16.2%
Commercial Paper                                9.3%
Other Net Assets                                0.7%

--------------------------------------------------------------------------------
TOP HOLDINGS AND SECTOR BREAKDOWNS (UNAUDITED) - (CONTINUED)   FEBRUARY 28, 2007
--------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES FUND

                                                                 Percentage
                                                                  of Total
Security                             Maturity         Value      Investment
---------------------------------------------------------------------------
1.   United States Treasury Bills      3/8/2007    $4,495,597       17.1%
2.   Government National Mortgage     4/15/2036     3,886,020       14.8%
     Association
3.   United States Treasury Notes     5/15/2016     3,595,899       13.7%
4.   Government National Mortgage    12/20/2034     2,081,174        7.9%
     Association
5.   Government National Mortgage     7/20/2035     1,588,495        6.0%
     Association
6.   Government National Mortgage     7/15/2020     1,424,911        5.4%
     Association
7.   Government National Mortgage     2/15/2019     1,417,845        5.4%
     Association
8.   Government National Mortgage     1/15/2019     1,118,836        4.2%
     Association
9.   Government National Mortgage     9/15/2018     1,048,580        4.0%
     Association
10.  Government National Mortgage     8/20/2035       991,529        3.8%
     Association


[bar chart]
Government National Mortgage Association       67.0%
United States Treasury Bills                   18.9%
United States Treasury Notes                   13.6%
Affiliated Accounts                             0.1%
Other Net Assets                                0.4%

SHORT-TERM U.S. GOVERNMENT BOND FUND

                                                                 Percentage
                                                                  of Total
Security                             Maturity         Value      Investment
---------------------------------------------------------------------------
1.   United States Treasury Notes     5/15/2008    $1,383,540       10.7%
2.   United States Treasury Notes     8/15/2008       892,934        6.9%
3.   United States Treasury Notes     8/15/2009       805,438        6.2%
4.   Government National Mortgage    11/20/2034       591,384        4.6%
     Association
5.   United States Treasury Notes     2/15/2008       589,501        4.5%
6.   United States Treasury Notes     5/15/2008       585,047        4.5%
7.   United States Treasury Notes     5/15/2009       502,872        3.9%
8.   United States Treasury Notes    11/15/2008       500,606        3.9%
9.   United States Treasury Notes     2/15/2009       498,770        3.8%
10.  United States Treasury Notes     1/15/2009       487,676        3.8%

[bar chart]
Government National Mortgage Association        7.9%
United States Treasury Notes                   90.8%
Affiliated Accounts                             0.5%
Other Net Assets                                0.8%


THE UNITED STATES TREASURY TRUST

                                                                 Percentage
                                                                  of Total
Security                            Maturity          Value      Investment
---------------------------------------------------------------------------
1.   United States Treasury Bills     3/8/2007    $16,584,044       35.3%
2.   United States Treasury Bills    4/19/2007     16,487,079       35.1%
3.   United States Treasury Bills    5/10/2007     13,863,293       29.5%


[bar chart]
United States Treasury Bills                  100.3%
Other Liabilities                              -0.3%

--------------------------------------------------------------------------------
TOP HOLDINGS AND SECTOR BREAKDOWNS (UNAUDITED) - (CONTINUED)   FEBRUARY 28, 2007
--------------------------------------------------------------------------------

S&P 500 INDEX FUND

                                      Percentage
                                       of Total
Security                   Value      Investment
------------------------------------------------
Exxon Mobil Corp        $3,643,494        3.2%
General Electric Co      3,113,781        2.8%
Citigroup Inc            2,152,634        1.9%
Microsoft Corp           2,100,975        1.9%
AT&T Inc                 1,999,454        1.8%
Bank of America Corp     1,986,270        1.8%
Procter & Gamble Co      1,741,975        1.5%
Johnson & Johnson        1,589,806        1.4%
Pfizer Inc               1,571,282        1.4%
Altria Group Inc         1,524,625        1.4%

[bar chart]
Basic Materials                                 2.9%
Communications                                 11.5%
Consumer Cyclical                               8.6%
Consumer Non-Cyclical                          20.4%
Energy                                          9.7%
Financial                                      21.8%
Industrial                                     11.2%
Technology                                     10.4%
Utility                                         3.6%


S&P MIDCAP INDEX FUND

                                                    Percentage
                                                     of Total
Security                                 Value      Investment
--------------------------------------------------------------
Precision Castparts Corp              $1,912,553        1.1%
Noble Energy Inc                       1,555,426        0.9%
Expeditors International Washington
 Inc                                   1,483,997        0.8%
CH Robinson Worldwide Inc              1,370,926        0.8%
MEMC Electronic Materials Inc          1,335,663        0.7%
Microchip Technology Inc               1,188,898        0.7%
Developers Diversified Realty Corp     1,106,391        0.6%
Abercrombie & Fitch Co                 1,068,975        0.6%
Lyondell Chemical Co                   1,043,542        0.6%
Macerich Co/The                        1,042,798        0.6%


[bar chart]
Basic Materials                                 4.8%
Communications                                  5.2%
Consumer Cyclical                              14.6%
Consumer Non-Cyclical                          16.6%
Diversified                                     0.4%
Energy                                          8.1%
Financial                                      16.7%
Industrial                                     16.3%
Technology                                      9.8%
Utility                                         7.4%


S&P SMALLCAP INDEX FUND


                                                Percentage
                                                 of Total
Security                              Value     Investment
----------------------------------------------------------
Manitowoc Co Inc/The                $196,175        0.6%
Energen Corp                         190,526        0.5%
Cerner Corp                          186,033        0.5%
Frontier Oil Corp                    184,510        0.5%
Cabot Oil & Gas Corp                 177,818        0.5%
Essex Property Trust Inc             176,946        0.5%
Helix Energy Solutions Group Inc     172,080        0.5%
Southern Union Co                    167,244        0.5%
Trimble Navigation Ltd               164,052        0.5%
Phillips-Van Heusen                  163,314        0.5%


[bar chart]
Basic Materials                                 4.4%
Communications                                  3.8%
Consumer Cyclical                              16.7%
Consumer Non-Cyclical                          18.1%
Energy                                          7.1%
Financial                                      15.4%
Industrial                                     19.5%
Technology                                      9.7%
Utility                                         5.3%

--------------------------------------------------------------------------------
TOP HOLDINGS AND SECTOR BREAKDOWNS (UNAUDITED) - (CONTINUED)   FEBRUARY 28, 2007
--------------------------------------------------------------------------------

EQUITY INCOME FUND


                                        Percentage
                                         of Total
Security                      Value     Investment
--------------------------------------------------
McGraw-Hill Cos Inc/The     $689,906        3.0%
Bank of America Corp         662,124        2.9%
Wells Fargo & Co             575,812        2.5%
McDonald's Corp              540,729        2.3%
Citigroup Inc                524,714        2.3%
Baxter International Inc     520,654        2.3%
Coca-Cola Co/The             490,140        2.1%
Exxon Mobil Corp             446,996        1.9%
AT&T Inc                     395,379        1.7%
Lowe's Cos Inc               374,440        1.6%


[bar chart]
Basic Materials                             3.8%
Communications                              5.6%
Consumer Cyclical                          12.4%
Consumer Non-Cyclical                      19.8%
Energy                                     11.2%
Financial                                  29.3%
Industrial                                  5.2%
Technology                                  7.5%
Utility                                     5.3%


EUROPEAN GROWTH & INCOME FUND


                                         Percentage
                                          of Total
Security                       Value     Investment
---------------------------------------------------
GlaxoSmithKline PLC ADR      $499,239        4.3%
BP PLC ADR                    497,805        4.3%
HSBC Holdings PLC ADR         475,668        4.1%
Total SA ADR                  475,145        4.1%
Barclays PLC ADR              471,225        4.0%
Vodafone Group PLC ADR        438,951        3.8%
Nestle SA ADR                 407,036        3.5%
Novartis AG ADR               385,627        3.3%
Royal Dutch Shell PLC ADR     384,859        3.3%
UBS AG                        374,904        3.2%


[bar chart]
Basic Materials                               3.6%
Communications                               15.4%
Consumer Cyclical                             1.6%
Consumer Non-Cyclical                        20.2%
Energy                                       16.4%
Financial                                    34.7%
Industrial                                    3.3%
Technology                                    1.0%
Utility                                       3.8%


NASDAQ-100 INDEX FUND


                                   Percentage
                                    of Total
Security                Value      Investment
---------------------------------------------
Apple Inc            $1,129,374        6.4%
Microsoft Corp        1,070,742        6.1%
Qualcomm Inc            900,419        5.1%
Google Inc              702,940        4.0%
Cisco Systems Inc       637,605        3.6%
Intel Corp              456,669        2.6%
Comcast Corp            412,652        2.4%
Oracle Corp             407,168        2.3%
Amgen Inc               399,247        2.3%
eBay Inc                376,352        2.1%


[bar chart]
Basic Materials                                 0.3%
Communications                                 30.9%
Consumer Cyclical                              11.0%
Consumer Non-Cyclical                          15.6%
Energy                                          0.3%
Industrial                                      2.8%
Technology                                     39.0%

--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE INCOME FUND                                       2/28/2007

                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                                 PAR VALUE     RATE      MATURITY       VALUE
-------------------------------------------------------------------------------------------------------------------
LONG-TERM SECURITIES (98.74%)
BAY AREA TOLL AUTHORITY
 Series F                                                           $  500,000      5.00%    4/1/2031    $  537,780
CALIFORNIA DEPARTMENT OF WATER RESOURCES
 Water System Revenue Bonds, Central Valley J-1; Unrefunded          1,695,000      7.00%   12/1/2011     1,937,826
 Water System Revenue Bonds, Central Valley J-3; Unrefunded          2,070,000      7.00%   12/1/2011     2,366,548
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
 Pomona College Refunding Revenue Bonds; Series 1999                 2,500,000      5.25%    1/1/2017     2,594,350
 Revenue Bonds (Occidental College); Series 2005A                    3,165,000      5.00%   10/1/2030     3,378,859
 Stanford University Revenue Bonds; Series P                         3,000,000      5.25%   12/1/2013     3,321,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
 UniHealth America; Certificates of Participation; 1993 Series A     2,160,000      5.50%   10/1/2014     2,377,253
 John Muir Health: Series A                                          3,000,000      5.00%   8/15/2036     3,161,820
CALIFORNIA, STATE OF
 Variable Purpose                                                    2,000,000      5.00%    3/1/2028     2,134,440
 General Obligation Bonds; 2005                                      4,000,000      5.00%    5/1/2027     4,250,560
 General Obligation Bonds                                            2,000,000      5.00%    6/1/2033     2,117,720
 Economic Recovery Bonds; Series 2004A & B                           2,000,000      5.00%    7/1/2016     2,108,220
 Economic Recovery Bonds; Series B                                   2,000,000      3.50%    7/1/2023     1,997,600
CASTAIC LAKE WATER AGENCY
 Water System Improvement Projects; Series 1994A                     2,090,000      7.25%    8/1/2009     2,263,428
CONTRA COSTA WATER DISTRICT
 Water Revenue Bonds; Series E                                       2,000,000      6.25%   10/1/2012     2,154,800
CUCAMONGA COUNTY WATER DISTRICT
 Water Facilities and Refinancing, 2001                              1,080,000      5.00%    9/1/2016     1,144,325
EAST SIDE UNION HIGH SCHOOL DISTRICT
 Santa Clara County; Ref-2012 Crossover                              2,975,000      5.25%    9/1/2023     3,425,088
ELSINORE VALLEY MUNICIPAL WATER DISTRICT
 Certificates of Participation                                       1,000,000      6.00%    7/1/2012     1,090,490
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
 Election 1999; Series C                                             2,000,000      0.00%    8/1/2027       830,420
KERN HIGH SCHOOL DISTRICT
 General Obligation Refunding Bonds; 1996 Series A                   2,555,000      6.60%    8/1/2016     2,831,936
 Series General Obligation Refunding Bonds; 2004 Series A            2,890,000      5.00%    8/1/2026     3,091,895
LA QUINTA REDEVELOPMENT AGENCY
 Redevelopment Project Area No.2; Series 1994                        1,015,000      7.30%    9/1/2009     1,103,457
LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
 Bunker Hill Project; Series A                                       4,000,000      5.00%   12/1/2027     4,247,840
LOS ANGELES CONVENTION & EXHIBIT CENTER AUTHORITY
 Lease Revenue Bonds; 1993 Series A                                  2,500,000      6.00%   8/15/2010     2,692,875
LOS ANGELES COUNTY TRANSPORTATION COMMISSION
 Sales Tax Revenue Refunding Bonds, 1991; Series B                   3,540,000      6.50%    7/1/2010     3,716,363
LOS ANGELES UNIFIED SCHOOL DISTRICT
 General Obligation Bonds; 1997 Series A                             2,450,000      6.00%    7/1/2014     2,821,151
LOS ANGELES WASTEWATER SYSTEMS
 Series A                                                            2,000,000      5.00%    6/1/2028     2,055,400
LOS ANGELES, COUNTY OF
 Certificates of Participation                                       1,060,000      5.00%   12/1/2010     1,113,954
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
 Water System Revenue Bonds, 2005 Series A                           2,000,000      5.00%    3/1/2016     2,185,740
M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
 San Juan Project Refunding Revenue Bonds; Series F                  1,500,000      6.13%    7/1/2013     1,645,710
NOVATO UNIFIED SCHOOL DISTRICT
 General Obligation bonds; Election 2001; Series 2005                2,000,000      5.00%    8/1/2028     2,127,320
OAKLAND REDEVELOPMENT AGENCY
 Central District Redevelopment Project; Series 1992                 2,000,000      5.50%    2/1/2014     2,129,360
 Central District Redevelopment Project; Series 2005                 1,000,000      5.00%    9/1/2022     1,074,500
RIVERSIDE, COUNTY OF
 Leasehold Revenue Bonds; 1997 Series C                              1,635,000      5.00%    6/1/2008     1,663,629
ROSEVILLE NATURAL GAS FINANCING AUTHORITY
 Gas Revenue Bonds; Series 2007                                      1,000,000      5.00%   2/15/2004     1,105,340
ROSEVILLE WOODCREEK WEST
 Special Tax Refunding; Series 2005                                  1,000,000      5.00%    9/1/2030     1,064,090
SACRAMENTO CITY FINANCING AUTHORITY
 Capital Improvement: Series A                                       2,000,000      5.00%   12/1/2036     2,145,100
SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN AUTH.
 Special Tax Revenue Bonds; 1996 Series A                            1,575,000      6.00%    9/1/2016     1,855,271
SAN DIEGO COUNTY AND SCHOOL DISTRICT
 Series A                                                            2,000,000      4.50%   7/27/2007     2,008,140
SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
 Sales Tax Revenue Refunding Bonds; Series 1990                      2,950,000      6.75%    7/1/2011     3,317,718

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE INCOME FUND                                        2/28/2007

               PORTFOLIO OF INVESTMENTS (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                                                         PAR VALUE      RATE
------------------------------------------------------------------------------------------------------------------
SAN MARINO UNIFIED SCHOOL DISTRICT
 General Obligation Bonds; 1998 Series B                                                    $1,440,000       5.25%
SANTA ANA UNIFIED SCHOOL DISTRICT
 General Obligation Bonds; Series 2000                                                       2,500,000       5.70%
SANTA CLARA COUNTY FINANCING AUTHORITY
 Lease Revenue Refunding Bonds; 1997 Series A                                                2,000,000       6.00%
 Lease Revenue Refunding Bonds; 1997 Series A                                                1,750,000       5.75%
SANTA CLARA REDEVELOPMENT AGENCY
 Bayshore North Project, 1992 Tax Allocation Refunding Bonds                                 3,300,000       7.00%
SANTA MARGARITA-DANA POINT AUTHORITY
 Improvement District; 1994 Series A                                                         1,045,000       7.25%
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
 Election 2004; Capital Appreciation Bonds                                                   2,500,000       0.00%
SONOMA COUNTY JUNIOR COLLEGE DISTRICT
 Election 2002; Series B                                                                     1,000,000       5.00%
SONOMA, COUNTY OF
 Certificates of Participation; 2002 Series A                                                1,815,000       5.00%
SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
 Installment Sale Revenue Bonds; Series 1992                                                 2,400,000       6.00%
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
 Multiple Project Revenue Bonds; Series 1989                                                 3,585,000       6.75%
THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
 UC San Diego Medical Center; Series 2000                                                    2,500,000       5.13%
TURLOCK IRRIGATION DISTRICT
 Revenue Refunding Bonds; Series A                                                           2,000,000       6.25%
VAL VERDE UNIFIED SCHOOL DISTRICT
 School Construction Project; Series B                                                       1,980,000       5.00%
WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
 Election 2004; Series A                                                                     2,000,000       5.00%
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
 Election 2001; Capital Appreciation Bonds, Series B                                         3,595,000       0.00%
Total Long-Term Securities (Cost $117,510,231)

VARIABLE RATE DEMAND NOTES* (0.16%)

IRVINE, CITY OF
 Assessment District 89-10                                                                     100,000       3.57%
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
 Water Revenue Bonds; Series 2000 B-3                                                          100,000       3.56%
Total Variable Rate Demand Notes (Cost $200,000)

Total Investments (Cost $117,710,231)(a)(98.90%)
Other Net Assets (1.10%)
Net Assets (100.00%)

(a)   Aggregate cost for federal income tax purposes is $117,466,023. At
      February 28, 2007, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

      Unrealized appreciation
      Unrealized depreciation
      Net unrealized appreciation (depreciation)

*     Stated maturity reflects next reset date

SECURITY DESCRIPTION                                                                          MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------
SAN MARINO UNIFIED SCHOOL DISTRICT
 General Obligation Bonds; 1998 Series B                                                      7/1/2016    $  1,616,674
SANTA ANA UNIFIED SCHOOL DISTRICT
 General Obligation Bonds; Series 2000                                                        8/1/2022       2,680,775
SANTA CLARA COUNTY FINANCING AUTHORITY
 Lease Revenue Refunding Bonds; 1997 Series A                                               11/15/2012       2,239,200
 Lease Revenue Refunding Bonds; 1997 Series A                                               11/15/2013       1,965,863
SANTA CLARA REDEVELOPMENT AGENCY
 Bayshore North Project, 1992 Tax Allocation Refunding Bonds                                  7/1/2010       3,490,707
SANTA MARGARITA-DANA POINT AUTHORITY
 Improvement District; 1994 Series A                                                          8/1/2010       1,164,621
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
 Election 2004; Capital Appreciation Bonds                                                    8/1/2029         946,175
SONOMA COUNTY JUNIOR COLLEGE DISTRICT
 Election 2002; Series B                                                                      8/1/2027       1,072,380
SONOMA, COUNTY OF
 Certificates of Participation; 2002 Series A                                               11/15/2012       1,939,273
SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
 Installment Sale Revenue Bonds; Series 1992                                                  8/1/2011       2,592,984
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
 Multiple Project Revenue Bonds; Series 1989                                                  7/1/2013       4,123,503
THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
 UC San Diego Medical Center; Series 2000                                                    12/1/2016       2,639,250
TURLOCK IRRIGATION DISTRICT
 Revenue Refunding Bonds; Series A                                                            1/1/2012       2,137,820
VAL VERDE UNIFIED SCHOOL DISTRICT
 School Construction Project; Series B                                                        1/1/2024       2,110,680
WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
 Election 2004; Series A                                                                      8/1/2030       2,155,699
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
 Election 2001; Capital Appreciation Bonds, Series B                                          9/1/2029       1,349,742
                                                                                                          ------------
Total Long-Term Securities (Cost $117,510,231)                                                             123,414,662
                                                                                                          ------------
VARIABLE RATE DEMAND NOTES* (0.16%)
IRVINE, CITY OF
 Assessment District 89-10                                                                    3/1/2007         100,000
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
 Water Revenue Bonds; Series 2000 B-3                                                         3/1/2007         100,000
                                                                                                          ------------
Total Variable Rate Demand Notes (Cost $200,000)                                                               200,000
                                                                                                          ------------
Total Investments (Cost $117,710,231)(a)(98.90%)                                                           123,614,662
Other Net Assets (1.10%)                                                                                     1,378,990
                                                                                                          ------------
Net Assets (100.00%)                                                                                      $124,993,652
                                                                                                          ============

(a)   Aggregate cost for federal income tax purposes is $117,466,023. At
      February 28, 2007, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

  Unrealized appreciation                                                                                 $  6,230,351
  Unrealized depreciation                                                                                      (81,712)
                                                                                                          ------------
  Net unrealized appreciation (depreciation)                                                              $  6,148,639
                                                                                                          ============

*     Stated maturity reflects next reset date


--------------------------------------------------------------------------------
CALIFORNIA INSURED INTERMEDIATE FUND                                   2/28/2007

                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                       PAR VALUE     RATE      MATURITY      VALUE
-------------------------------------------------------------------------------------------------------
LONG-TERM SECURITIES (95.15%)
ANAHEIM PUBLIC FINANCIAL AUTHORITY
 Convention Center Project; Series A                       $500,000       5.25%    8/1/2013    $539,545
BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY
 Lease Revenue Refunding; Series A                          500,000       5.25%    6/1/2013     544,955
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
 University of San Francisco Revenue Bonds; Series 1996     500,000       5.60%   10/1/2010     533,740
CALIFORNIA STATE PUBLIC WORKS BOARD
 CA State Prison -- Lassen County; 2001 Series A            400,000       5.25%    6/1/2011     425,980
 Lease Revenue Refunding Bonds; 2001 Series A               500,000       5.25%    6/1/2012     538,675
CASTAIC LAKE WATER AGENCY
 Water System Improvement Projects; Series 1994A            300,000       7.25%    8/1/2009     324,894
 Water System Improvement Projects; Series 2001A            500,000       6.00%    8/1/2012     547,505
CENTRAL VALLEY SCHOOL DISTRICTS FINANCING AUTHORITY
 General Obligation Refi. Bonds; Series C                   400,000       6.15%    2/1/2009     419,052

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CALIFORNIA INSURED INTERMEDIATE FUND                                   2/28/2007

               PORTFOLIO OF INVESTMENTS (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                                                       PAR VALUE      RATE
----------------------------------------------------------------------------------------------------------------
CHAFFEY UNION HIGH SCHOOL DISTRICT
 General Obligation Bonds; Series C                                                         $500,000       5.00%
CHICO UNIFIED SCHOOL DISTRICT
 General Obligation Refunding Bonds                                                          400,000       8.50%
EASTERN MUNICIPAL WATER DISTRICT
 Certificates of Participation; Series A                                                     550,000       5.25%
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
 General Obligation Refunding Bonds 20025                                                    500,000       5.50%
FRESNO, CITY OF
 Water System Revenue Refunding; Series A                                                    500,000       6.00%
IMPERIAL IRRIGATION DISTRICT
 Certificates of Participation; 1997 Capital Projects                                        530,000       5.20%
INDUSTRY CITY URBAN DEVELOPMENT AGENCY
 2002 Tax Allocation; Refunding, Project 1                                                   300,000       5.38%
LOS ANGELES, CITY OF
 Sanitation Equipment Charge Revenue Bonds; Series 2001-A                                    500,000       5.00%
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
 Sales Tax Revenue Bonds; Series A                                                           500,000       5.50%
LOS ANGELES DEPARTMENT OF WATER AND POWER
 Power Project Revenue Bond; 2001 Series A                                                   500,000       5.25%
LOS ANGELES UNIFIED SCHOOL DISTRICT
 General Obligation Bonds; 1997 Series A                                                     400,000       6.00%
 Election of 2004; Series F                                                                  500,000       5.00%
LOS ANGELES, COUNTY OF
 Pension Obligation Certificates; Series A                                                   400,000       6.90%
MONTEREY, COUNTY OF
 Certificates of Participation                                                               600,000       5.25%
NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
 General Obligation Bonds; 2002 Series A                                                     500,000       5.00%
 2005 General Obligation Refunding Bonds                                                     500,000       5.00%
OAKLAND JOINT POWERS FINANCING AUTHORITY
 Convention Centers; Series 2001                                                             500,000       5.50%
ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
 Measure M Sales Tax Revenue 2nd Series, Series A                                            325,000       5.00%
RANCHO MIRAGE JOINT POWERS FINANCING AUTHORITY
 Eisenhower Medical Center; Series 1997A                                                     385,000       5.25%
SAN BERNARDINO, COUNTY OF
 Certificates of Participation; Series 2002 A                                                500,000       5.00%
SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
 Sewer Revenue Refunding Bonds; Series A                                                     500,000       5.10%
SAN FRANCISCO AIRPORT COMMISSION
 San Francisco International Airport Revenue Second; Series B                                450,000       5.50%
SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION
 Water Revenue Refunding Bonds; Series B                                                     500,000       5.00%
SANTA CLARA COUNTY FINANCING AUTHORITY
 Water Revenue Refunding Bonds; Series B                                                     400,000       5.50%
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
 San Juan Power Project 2002 Refunding; Series A                                             500,000       5.50%
THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
 Multiple Purpose Projects; Series O                                                         500,000       5.75%
WALNUT, CITY OF
 Public Financing Authority Tax Allocation                                                   500,000       5.38%
Total Long-Term Securities (Cost $17,268,783)
VARIABLE RATE DEMAND NOTES* (3.84%)
CALIFORNIA, STATE OF
 General Obligation: Series A-3                                                              500,000       3.56%
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
 Water Revenue Bonds; Series 2000 B-3                                                        200,000       3.56%
Total Variable Rate Demand Notes (Cost $700,000)
Total Investments (Cost $17,968,783)(a)(98.99%)
Other Net Assets (1.01%)
Net Assets (100.00%)

(a)   Aggregate cost for federal income tax purposes is $17,968,783. At February
      28, 2007, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

      Unrealized appreciation
      Unrealized depreciation
      Net unrealized appreciation (depreciation)

*     Stated maturity reflects next reset date

SECURITY DESCRIPTION                                                                         MATURITY        VALUE
---------------------------------------------------------------------------------------------------------------------
CHAFFEY UNION HIGH SCHOOL DISTRICT
 General Obligation Bonds; Series C                                                          5/1/2012     $   533,000
CHICO UNIFIED SCHOOL DISTRICT
 General Obligation Refunding Bonds                                                          8/1/2007         408,228
EASTERN MUNICIPAL WATER DISTRICT
 Certificates of Participation; Series A                                                     7/1/2012         585,464
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
 General Obligation Refunding Bonds 20025                                                    8/1/2012         546,680
FRESNO, CITY OF
 Water System Revenue Refunding; Series A                                                    6/1/2011         547,365
IMPERIAL IRRIGATION DISTRICT
 Certificates of Participation; 1997 Capital Projects                                       11/1/2009         546,478
INDUSTRY CITY URBAN DEVELOPMENT AGENCY
 2002 Tax Allocation; Refunding, Project 1                                                   5/1/2012         302,724
LOS ANGELES, CITY OF
 Sanitation Equipment Charge Revenue Bonds; Series 2001-A                                    2/1/2008         506,755
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
 Sales Tax Revenue Bonds; Series A                                                           7/1/2008         512,970
LOS ANGELES DEPARTMENT OF WATER AND POWER
 Power Project Revenue Bond; 2001 Series A                                                   7/1/2014         531,620
LOS ANGELES UNIFIED SCHOOL DISTRICT
 General Obligation Bonds; 1997 Series A                                                     7/1/2007         403,292
 Election of 2004; Series F                                                                  7/1/2010         522,795
LOS ANGELES, COUNTY OF
 Pension Obligation Certificates; Series A                                                  6/30/2008         417,024
MONTEREY, COUNTY OF
 Certificates of Participation                                                               8/1/2014         638,628
NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
 General Obligation Bonds; 2002 Series A                                                     8/1/2012         534,460
 2005 General Obligation Refunding Bonds                                                     8/1/2014         544,830
OAKLAND JOINT POWERS FINANCING AUTHORITY
 Convention Centers; Series 2001                                                            10/1/2012         546,650
ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
 Measure M Sales Tax Revenue 2nd Series, Series A                                           2/15/2009         334,107
RANCHO MIRAGE JOINT POWERS FINANCING AUTHORITY
 Eisenhower Medical Center; Series 1997A                                                     7/1/2012         394,471
SAN BERNARDINO, COUNTY OF
 Certificates of Participation; Series 2002 A                                                7/1/2015         545,515
SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
 Sewer Revenue Refunding Bonds; Series A                                                    5/15/2010         506,500
SAN FRANCISCO AIRPORT COMMISSION
 San Francisco International Airport Revenue Second; Series B                                5/1/2009         464,198
SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION
 Water Revenue Refunding Bonds; Series B                                                    11/1/2013         535,615
SANTA CLARA COUNTY FINANCING AUTHORITY
 Water Revenue Refunding Bonds; Series B                                                    5/15/2010         423,008
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
 San Juan Power Project 2002 Refunding; Series A                                             1/1/2013         549,620
THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
 Multiple Purpose Projects; Series O                                                         9/1/2010         535,985
WALNUT, CITY OF
 Public Financing Authority Tax Allocation                                                   9/1/2013         539,584
                                                                                                          -----------
Total Long-Term Securities (Cost $17,268,783)                                                              17,331,912
                                                                                                          -----------
VARIABLE RATE DEMAND NOTES* (3.84%)

CALIFORNIA, STATE OF
 General Obligation: Series A-3                                                              3/1/2007         500,000
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
 Water Revenue Bonds; Series 2000 B-3                                                        3/1/2007         200,000
                                                                                                          -----------
Total Variable Rate Demand Notes (Cost $700,000)                                                              700,000
                                                                                                          -----------
Total Investments (Cost $17,968,783)(a)(98.99%)                                                            18,031,912
Other Net Assets (1.01%)                                                                                      183,279
                                                                                                          -----------
Net Assets (100.00%)                                                                                      $18,215,191
                                                                                                          ===========

(a)   Aggregate cost for federal income tax purposes is $17,968,783. At February
      28, 2007, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

      Unrealized appreciation                                                                             $   149,949
      Unrealized depreciation                                                                                 (86,820)
                                                                                                          -----------
      Net unrealized appreciation (depreciation)                                                          $    63,129
                                                                                                          ===========

*     Stated maturity reflects next reset date

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND                                  2/28/2007

                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                            PAR VALUE       RATE    MATURITY      VALUE
-------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (73.74%)
ABAG FINANCIAL AUTHORITY FOR NON-PROFIT CORPS
 Revenue Bonds                                                 $1,500,000       3.52%   3/1/2007   $1,500,000
AZUSA UNIFIED SCHOOL DISTRICT
 School Facility Bridge Funding Program                         2,000,000       3.60%   3/1/2007    2,000,000
CALIFORNIA DEPARTMENT OF WATER RESOURCES
 Power Supply Revenue Bonds; Series B5                          1,300,000       3.56%   3/1/2007    1,300,000
 Power Supply Revenue Bonds; Series 2002-B6                       900,000       3.54%   3/1/2007      900,000
 Power Supply Revenue Bonds; Series C-8                         2,000,000       3.52%   3/1/2007    2,000,000
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
 Sutter Hospital; Series B                                      2,150,000       3.50%   3/1/2007    2,150,000
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
 Rand Corporation; Series B                                       480,000       3.50%   3/1/2007      480,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
 Certificates of Participation: Sutter Health Group             1,000,000       3.54%   3/1/2007    1,000,000
 Gemological Institute of America; Special Tax; Series 2001     2,000,000       3.55%   3/1/2007    2,000,000
 Cathedral High School Project                                  1,000,000       3.37%   3/7/2007    1,000,000
CALIFORNIA, STATE OF
 General Obligation: Series A-3                                 2,400,000       3.56%   3/1/2007    2,400,397
 Kindergarten-Univ; Series B-3                                  1,000,000       3.52%   3/1/2007    1,000,000
 Series C-2                                                     1,040,000       3.56%   3/1/2007    1,040,000
 Series C-3                                                     3,700,000       3.56%   3/1/2007    3,700,000
 Series C-6                                                       100,000       3.58%   3/1/2007      100,000
 General Obligation Bonds; Series 2003C-1                       2,000,000       3.52%   3/1/2007    2,000,000
 Kindergarten-Univ; Series A-7                                  2,000,000       3.52%   3/1/2007    2,000,000
IRVINE RANCH WATER DISTRICT
 General Obligation; Consolidated Series                          170,000       3.55%   3/1/2007      170,000
 Waterworks Bonds; 1998 Series A, District 182                  1,200,000       3.56%   3/1/2007    1,200,000
 Sewer Bonds; 1988 Series A; District 282                         600,000       3.56%   3/1/2007      600,000
 District 284; Series A                                           700,000       3.56%   3/1/2007      700,000
 Consolidated Series 1991; Districts 105, 250, 290                400,000       3.55%   3/1/2007      400,000
 General Obligation; Consolidated Series 1993                     150,000       3.54%   3/1/2007      150,000
 Series 105 140 240 & 250                                       1,300,000       3.56%   3/1/2007    1,300,000
IRVINE, CITY OF
 Assessment District 00-18; Series A                            1,410,000       3.52%   3/1/2007    1,410,000
 Assessment District 89-10                                        200,000       3.57%   3/1/2007      200,000
 Assessment District 94-15                                        700,000       3.52%   3/1/2007      700,000
 Assessment District 97-16                                        200,000       3.54%   3/1/2007      200,000
 Assessment District 93-14                                      1,600,000       3.56%   3/1/2007    1,600,000
LOS ANGELES COUNTY HOUSING AUTHORITY
 Rowland Heights Preservation; Series A                         1,400,000       3.50%   3/7/2007    1,400,000
LOS ANGELES WASTEWATER SYSTEMS
 Series A                                                         980,000       3.60%   3/1/2007      980,000
 Series B-1                                                     3,000,000       3.52%   3/1/2007    3,000,000
LOS ANGELES, COUNTY OF
 Pension Obligation, Refunding Bonds                              800,000       3.42%   3/7/2007      800,000
LOS ANGLES COUNTY TRANSPORTATION COMMISSION
 Sales Tax Revenue Refunding Bonds; 1992; Series A              3,000,000       3.60%   3/1/2007    3,000,000
 Tax Refunding Bonds; Series A                                    700,000       3.41%   3/7/2007      700,000
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
 Water Revenue Bonds; Series 2000 B-3                             600,000       3.56%   3/1/2007      600,000
 Water Revenue Bonds; Series 2001 C-2                           1,900,000       3.50%   3/1/2007    1,900,000
 Water Revenue Refunding Bonds; 1996 Series A                   1,785,000       3.57%   3/1/2007    1,785,000
NEWPORT BEACH, CITY OF
 Hoag Memorial Hospital Presbyterian; Series 1996 Series B      2,050,000       3.51%   3/1/2007    2,050,000
 Hoag Memorial Hospital Presbyterian; Series 1996 Series C        500,000       3.51%   3/1/2007      500,000
ORANGE COUNTY HOUSING AUTHORITY
 Revenue Bonds, Village Niguel, Issue AA of 1985                1,800,000       3.42%   3/7/2007    1,800,000
 Lantern Pines PJ-CC                                            1,260,000       3.42%   3/7/2007    1,260,000
ORANGE COUNTY SANITATION DISTRICT
 Refunding Certificates of Participation; Series 1993           1,300,000       3.54%   3/1/2007    1,300,000
ORANGE COUNTY WATER DISTRICT
 Certificates of Participation; Series A                        2,000,000       3.41%   3/7/2007    2,000,000
RAMONA UNIFIED SCHOOL DISTRICT
 School Facility Program; 2004                                  2,500,000       3.55%   3/1/2007    2,500,000
RIVERSIDE, COUNTY OF
 Community Facilities District 89-5, Special Tax                2,000,000       3.42%   3/7/2007    2,000,000
SAN FRANCISCO CITY & COUNTY FINANCE CORP.
 Moscone Center Expansion Project; Series 2000-3                2,085,000       3.50%   3/1/2007    2,085,000
SAN FRANCISCO, CITY AND COUNTY
 Laguna Honda Hospital; Series B                                1,495,000       3.50%   3/1/2007    1,495,000

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND                                  2/28/2007

               PORTFOLIO OF INVESTMENTS (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                            PAR VALUE       RATE      MATURITY       VALUE
----------------------------------------------------------------------------------------------------------------
SANTA ANA HOUSING AUTHORITY
 Harbor Pointe Apartments; 1995 Series A                       $1,720,000       3.52%     3/1/2007   $ 1,720,000
TRACY, CITY OF
 Sycamore: 7/03                                                 1,000,000       3.55%     3/1/2007     1,000,000
TUSTIN, CITY OF
 Reassessment District No. 95-2; Series A                       1,600,000       3.52%     3/1/2007     1,600,000
WESTERN RIVERSIDE COUNTY REGIONAL WASTEWATER AUTHORITY
 Regional Wastewater Treatment Bonds, 1996                        400,000       3.54%     3/1/2007       400,000
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
 School Facility Bridge Funding Program                         2,000,000       3.60%     3/1/2007     2,000,000
                                                                                                     -----------
Total Variable Rate Demand Notes (Cost $73,075,397)                                                   73,075,397
                                                                                                     -----------
TAX AND REVENUE ANTICIPATION NOTES (16.21%)
CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY
 2006-2007; Series A                                            2,000,000       4.50%     7/6/2007     2,006,723
CALIFORNIA, STATE OF
 Revenue Anticipation Notes                                     2,000,000       4.50%    6/29/2007     2,007,041
CONTRA COSTA, COUNTY OF
 Tax and Revenue Anticipation Notes; Series A                   2,000,000       4.50%   12/11/2007     2,016,152
FRESNO, COUNTY OF
 Tax and Revenue Anticipation Notes                             2,000,000       4.50%    6/29/2007     2,005,903
LOS ANGELES, COUNTY OF
 Series A                                                       2,000,000       4.50%    6/29/2007     2,006,349
SACRAMENTO, COUNTY OF
 Tax and Revenue Anticipation Notes                             2,000,000       4.50%    7/17/2007     2,006,642
SAN DIEGO COUNTY AND SCHOOL DISTRICT
 Series A                                                       2,000,000       4.50%    7/27/2007     2,006,567
SANTA CLARA UNIFIED SCHOOL DISTRICT
 Tax and Revenue Anticipation Notes                             2,000,000       4.50%     7/2/2007     2,006,378
                                                                                                     -----------
Total Tax and Revenue Anticipation Notes (Cost $16,061,755)                                           16,061,755
                                                                                                     -----------
COMMERCIAL PAPER (9.33%)
CHINO BASIN
 Certificates of Participation                                  1,000,000       3.55%     5/2/2007     1,000,000
CONTRA COSTA COUNTY WATER
 Certificates of Participation                                  2,000,000       3.51%     4/4/2007     2,000,000
EAST BAY MUNICIPAL UTILITY DISTRICT
 Certificates of Participation                                  2,250,000       3.52%     3/7/2007     2,250,000
RIVERSIDE COUNTY TEETER
 Commercial Paper Notes                                         2,000,000       3.53%    3/14/2007     2,000,000
UNIVERSITY OF CALIFORNIA BOARD OF REGENTS
 Commercial Paper Notes: Series A                               2,000,000       3.45%     4/4/2007     2,000,000
                                                                                                     -----------
Total Commercial Paper (Cost $9,250,000)                                                               9,250,000
                                                                                                     -----------
Total Investments (Cost $98,387,152)(a)(99.28%)                                                       98,387,152
Other Net Assets (0.72%)                                                                                 715,675
                                                                                                     -----------
Net Assets (100.00%)                                                                                 $99,102,827
                                                                                                     ===========

(a)   Aggregate cost for federal income tax purposes is $98,387,152.

*     Stated maturity reflects next reset date


--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND                                        2/28/2007

                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                  PAR VALUE      RATE     MATURITY       VALUE
----------------------------------------------------------------------------------------------------
Government National Mortgage Association (67.02%)
                                                     $  120,619      6.00%    4/15/2014   $  122,720
                                                        183,447      6.00%    4/15/2014      186,643
                                                        158,529      6.00%    4/15/2016      161,365
                                                        134,943      6.50%    4/15/2016      138,433
                                                        119,025      6.00%    5/15/2016      121,155
                                                        952,758      5.00%    2/15/2018      945,198
                                                        584,497      5.00%    4/15/2018      579,859
                                                      1,056,967      5.00%    9/15/2018    1,048,580
                                                          9,743     10.00%    9/15/2018       10,870
                                                         29,512      9.00%   10/15/2018       31,686
                                                      1,128,357      5.00%    1/15/2019    1,118,836
                                                      1,429,911      5.00%    2/15/2019    1,417,845
                                                      1,437,885      5.00%    7/15/2020    1,424,911
                                                        818,497      5.50%    1/15/2025      828,042
                                                        964,087      6.00%    1/15/2026      982,982

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND                                        2/28/2007

               PORTFOLIO OF INVESTMENTS (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                                                      PAR VALUE          RATE        MATURITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                                         $2,093,062          4.50%       12/20/2034
                                                                                          1,620,516          4.75%        7/20/2035
                                                                                          1,020,711          4.50%        8/20/2035
                                                                                          3,889,968          5.50%        4/15/2036
Total Government National Mortgage Association (Cost $17,895,651)
United States Treasury Notes (13.64%)
                                                                                          3,000,000          7.25%        5/15/2016
Total United States Treasury Notes (Cost $3,584,043)
United States Treasury Bills (18.94%)
                                                                                          4,500,000     4.94% - 5.17%     3/8/2007
                                                                                            500,000     5.12% - 5.17%    4/19/2007
Total United States Treasury Bills (Cost $4,992,173)

Money Fund (0.01%)
The United States Treasury Trust

Total Investments (Cost $26,475,185)(a)(99.62%)
Other Net Assets (0.38%)
Net Assets (100.00%)

(a) Aggregate cost for federal income tax purposes is $26,475,185. At February 28, 2007, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

      Unrealized appreciation
      Unrealized depreciation
      Net unrealized appreciation (depreciation)

SECURITY DESCRIPTION                                                                            VALUE
--------------------------------------------------------------------------------------------------------
                                                                                             $ 2,081,173
                                                                                               1,588,494
                                                                                                 991,528
                                                                                               3,886,019
                                                                                             -----------
Total Government National Mortgage Association (Cost $17,895,651)                             17,666,339
                                                                                             -----------
United States Treasury Notes (13.64%)
                                                                                               3,595,899
                                                                                             -----------
Total United States Treasury Notes (Cost $3,584,043)
United States Treasury Bills (18.94%)
                                                                                               4,495,597
                                                                                                 496,576
                                                                                             -----------
Total United States Treasury Bills (Cost $4,992,173)                                           4,992,173
                                                                                             -----------
Money Fund (0.01%)
The United States Treasury Trust                                                                   3,318
                                                                                             -----------
Total Investments (Cost $26,475,185)(a)(99.62%)                                               26,257,729
Other Net Assets (0.38%)                                                                         100,522
                                                                                             -----------
Net Assets (100.00%)                                                                         $26,358,251
                                                                                             ===========

(a)   Aggregate cost for federal income tax purposes is $26,475,185. At February
      28, 2007, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

      Unrealized appreciation                                                                $   118,990
      Unrealized depreciation                                                                   (336,446)
                                                                                             -----------
      Net unrealized appreciation (depreciation)                                             $  (217,456)
                                                                                             ===========

--------------------------------------------------------------------------------
SHORT-TERM U.S. GOVERNMENT BOND FUND                                   2/28/2007

                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                                 PAR VALUE      RATE      MATURITY       VALUE
---------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association (7.87%)
                                                                    $  438,681      4.000%    6/20/2034   $   436,476
                                                                       594,653      4.500%   11/20/2034       591,384
                                                                                                          -----------
Total Government National Mortgage Association (Cost $1,040,501)                                            1,027,860
                                                                                                          -----------
United States Treasury Notes (90.82%)
                                                                       600,000      3.000%    2/15/2008       589,501
                                                                       300,000      4.625%    2/29/2008       299,274
                                                                       300,000      4.625%    3/31/2008       299,285
                                                                       200,000      4.875%    4/30/2008       200,133
                                                                       600,000      2.625%    5/15/2008       585,047
                                                                     1,400,000      3.750%    5/15/2008     1,383,540
                                                                       200,000      4.875%    5/31/2008       200,258
                                                                       300,000      5.125%    6/30/2008       301,442
                                                                       900,000      4.125%    8/15/2008       892,934
                                                                       400,000      3.125%    9/15/2008       390,703
                                                                       100,000      4.625%    9/30/2008        99,887
                                                                       300,000      3.125%   10/15/2008       292,793
                                                                       200,000      4.875%   10/31/2008       200,594
                                                                       300,000      4.375%   11/15/2008       298,535
                                                                       500,000      4.750%   11/15/2008       500,606
                                                                       300,000      3.375%   12/15/2008       293,578
                                                                       200,000      4.750%   12/31/2008       200,344
                                                                       500,000      3.250%    1/15/2009       487,676
                                                                       500,000      4.500%    2/15/2009       498,770
                                                                       500,000      2.625%    3/15/2009       481,055
                                                                       500,000      4.875%    5/15/2009       502,872
                                                                       400,000      4.000%    6/15/2009       394,953
                                                                       300,000      3.625%    7/15/2009       293,602
                                                                       200,000      3.250%    8/15/2008       195,922
                                                                       200,000      3.500%    8/15/2009       195,047
                                                                       800,000      4.875%    8/15/2009       805,438
                                                                       100,000      3.375%    9/15/2009        97,149
                                                                       100,000      3.375%   10/15/2009        97,086
                                                                       400,000      4.625%   11/15/2009       400,610
                                                                       100,000      3.500%   12/15/2009        97,257
                                                                       300,000      3.625%    1/15/2010       292,616
                                                                                                          -----------
Total United States Treasury Notes (Cost $11,864,535)                                                      11,868,507
                                                                                                          -----------
Money Fund (0.54%)
The United States Treasury Trust                                                                               71,143
                                                                                                          -----------
Total Investments (Cost $12,976,179)(a)(99.23%)                                                            12,967,510
Other Net Assets (0.77%)                                                                                      101,122
                                                                                                          -----------
Net Assets (100.00%)                                                                                      $13,068,632
                                                                                                          ===========

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
SHORT-TERM U.S. GOVERNMENT BOND FUND                                   2/28/2007

               PORTFOLIO OF INVESTMENTS (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                                                        PAR VALUE   RATE     MATURITY    VALUE
-----------------------------------------------------------------------------------------------------------------------------------

(a)   Aggregate cost for federal income tax purposes is $12,978,154. At February
      28, 2007, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

      Unrealized appreciation                                                                                              $ 26,094
      Unrealized depreciation                                                                                               (36,738)
      Net unrealized appreciation (depreciation)                                                                           --------
                                                                                                                           $(10,644)
                                                                                                                           ========

--------------------------------------------------------------------------------
THE UNITED STATES TREASURY TRUST                                       2/28/2007

                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                    PAR VALUE            RATE            MATURITY         VALUE
----------------------------------------------------------------------------------------------------------------------
United States Treasury Bills (100.25%)
                                                     $16,600,000          4.91% - 5.19%     3/8/2007       $16,584,044
                                                      16,600,000          5.11% - 5.19%    4/19/2007        16,487,079
                                                      14,000,000          5.15% - 5.17%    5/10/2007        13,863,294
                                                                                                           -----------
Total Investments (Cost $46,934,417)(a)(100.25%)                                                            46,934,417
Other Net Liabilities (-0.25%)                                                                                (118,555)
                                                                                                           -----------
Net Assets (100.00%)                                                                                       $46,815,862
                                                                                                           ===========

(a)   Aggregate cost for federal income tax purposes is $46,934,417.

--------------------------------------------------------------------------------
S&P 500 INDEX FUND        PORTFOLIO OF INVESTMENTS (UNAUDITED)         2/28/2007
--------------------------------------------------------------------------------

COMPANY                                  SHARES           VALUE
--------------------------------   ------------------   ---------
Common Stock (97.95%)
Basic Materials (2.82%)
Air Products & Chemicals Inc             1,887          $ 141,185
Alcoa Inc                                7,434            248,370
Allegheny Technologies Inc                 854             87,492
Ashland Inc                                631             41,381
Dow Chemical Co/The                      8,285            362,883
Eastman Chemical Co                        810             47,887
Ecolab Inc                               1,753             74,152
EI Du Pont de Nemours & Co               7,923            402,092
Freeport-McMoRan Copper &
   Gold Inc                              1,812            104,027
Hercules Inc*                            1,129             22,761
International Flavors &
   Fragrances Inc                          783             36,644
International Paper Co                   3,895            140,259
MeadWestvaco Corp                        1,712             52,130
Newmont Mining Corp                      3,966            178,748
Nucor Corp                               2,704            164,592
Phelps Dodge Corp                        1,784            222,839
Plum Creek Timber Co Inc
   (REIT)                                1,537             60,957
PPG Industries Inc                       1,387             91,889
Praxair Inc                              2,767            170,696
Rohm & Haas Co                           1,196             63,221
Sherwin-Williams Co/The                  1,034             68,813
Sigma-Aldrich Corp                       1,254             51,414
Temple-Inland Inc                        1,152             68,890
United States Steel Corp                   991             87,822
Weyerhaeuser Co                          2,267            194,667
                                                       ----------
Total Basic Materials                                   3,185,811
                                                       ----------
Communications (11.25%)
ADC Telecommunications Inc*              1,162             19,080
Alltel Corp                              3,496            211,823
Amazon.Com Inc*                          2,900            113,506
AT&T Inc                                54,333          1,999,454
Avaya Inc*                               4,387             53,872
CBS Corp                                 6,861            208,231
CenturyTel Inc                           1,054             47,167
Ciena Corp*                                821             25,837
Cisco Systems Inc*                      52,669          1,366,234
Citizens Communications Co               3,037             45,768

COMPANY                                  SHARES           VALUE
--------------------------------   ------------------   ---------
Clear Channel
   Communications Inc                    4,300          $ 155,574
Comcast Corp*                           27,112            697,321
Comverse Technology Inc*                 1,834             40,311
Corning Inc*                            13,853            285,787
Dow Jones & Co Inc                         653             23,547
eBay Inc*                               10,303            330,314
Embarq Corp                              1,381             76,438
EW Scripps Co                              800             36,280
Gannett Co Inc                           2,073            126,992
Google Inc*                              1,800            809,010
IAC/InterActiveCorp*                     1,900             74,480
Interpublic Group of Cos Inc*            4,290             54,011
JDS Uniphase Corp*                       1,816             29,437
Juniper Networks Inc*                    5,200             98,332
McGraw-Hill Cos Inc/The                  3,016            194,864
Meredith Corp                              427             24,967
Monster Worldwide Inc*                   1,196             59,633
Motorola Inc                            21,135            391,420
New York Times Co                        1,459             36,081
News Corp                               20,161            454,227
Omnicom Group Inc                        1,481            153,446
Qualcomm Inc                            14,310            576,407
Qwest Communications
   International Inc*                   13,871            123,174
Sprint Nextel Corp                      25,744            496,344
Symantec Corp*                           8,068            137,963
Tellabs Inc*                             4,380             45,902
Time Warner Inc                         35,121            714,712
Tribune Co                               1,608             48,288
Univision
   Communications Inc*                   2,146             77,256
VeriSign Inc*                            2,300             58,190
Verizon Communications Inc              25,043            937,359
Viacom Inc*                              6,161            240,525
Walt Disney Co/The                      18,006            616,886
Windstream Corp                          3,613             54,376
Yahoo! Inc*                             10,716            330,696
                                                       ----------
Total Communications                                   12,701,522
                                                       ----------
Consumer, Cyclical (8.44%)
Autonation Inc*                          1,702             37,376
Autozone Inc*                              460             57,633
Bed Bath & Beyond Inc*                   2,427             96,813


COMPANY                                  SHARES           VALUE
--------------------------------   ------------------   ---------
Best Buy Co Inc                          3,466          $ 161,065
Big Lots Inc*                            1,135             28,409
Brunswick Corp                             956             31,213
Carnival Corp                            4,038            187,444
Centex Corp                              1,020             47,287
Cintas Corp                              1,157             46,720
Circuit City Stores Inc                  1,466             27,898
Coach Inc*                               3,180            150,096
Costco Wholesale Corp                    4,033            225,404
CVS Corp                                 7,050            221,441
Darden Restaurants Inc                   1,381             56,566
Dillard's Inc                              552             18,437
Dollar General Corp                      2,796             47,196
DR Horton Inc                            2,596             65,861
Family Dollar Stores Inc                 1,287             37,284
Federated Department
   Stores Inc                            4,940            220,620
Ford Motor Co                           17,383            137,673
Gap Inc/The                              4,641             89,061
General Motors Corp                      4,903            156,504
Genuine Parts Co                         1,439             70,079
Goodyear Tire & Rubber
   Co/The*                               1,764             43,430
Harley-Davidson Inc                      2,264            149,198
Harman International
   Industries Inc                          600             59,496
Harrah's Entertainment Inc               1,735            146,590
Hasbro Inc                               1,549             43,821
Hilton Hotels Corp                       3,084            108,865
Home Depot Inc                          17,810            705,276
International Game Technology            3,167            130,639
JC Penney Co Inc                         1,936            157,029
Johnson Controls Inc                     1,812            169,966
Jones Apparel Group Inc                  1,220             40,162
KB Home                                    776             38,490
Kohl's Corp*                             2,778            191,654
Leggett & Platt Inc                      1,920             45,734
Lennar Corp                              1,300             64,012
Liz Claiborne Inc                        1,076             48,420
Lowe's Cos Inc                          13,162            428,555
Ltd Brands Inc                           3,233             89,489
Marriott International Inc               2,918            139,801
Mattel Inc                               3,213             83,570
McDonald's Corp                         10,612            463,957

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
S&P 500 INDEX FUND                                                     2/28/2007

              PORTFOLIO OF INVESTMENTS (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

COMPANY                                   SHARES           VALUE
---------------------------------   ------------------  ----------
Navistar International Corp*                734         $   29,764
Newell Rubbermaid Inc                     2,365             72,416
Nike Inc                                  1,640            171,331
Nordstrom Inc                             1,958            103,950
Office Depot Inc*                         2,643             88,170
OfficeMax Inc                               700             36,330
Paccar Inc                                2,145            149,056
Pulte Homes Inc                           1,810             53,504
RadioShack Corp                           1,294             32,311
Sabre Holdings Corp                       1,363             44,066
Sears Holdings Corp*                        677            122,029
Southwest Airlines Co                     6,485             98,118
Staples Inc                               6,539            170,145
Starbucks Corp*                           6,548            202,333
Starwood Hotels & Resorts
   Worldwide Inc                          1,846            121,467
Target Corp                               7,441            457,845
Tiffany & Co                              1,341             58,387
TJX Cos Inc                               3,910            107,525
VF Corp                                     775             61,853
Walgreen Co                               8,661            387,233
Wal-Mart Stores Inc                      21,270          1,027,341
Wendy's International Inc                   996             31,962
Whirlpool Corp                              742             65,452
WW Grainger Inc                             797             61,489
Wyndham Worldwide Corp*                   1,809             63,677
Yum! Brands Inc                           2,468            142,996
                                                        ----------
Total Consumer, Cyclical                                 9,526,984
                                                        ----------
Consumer, Non-Cyclical (20.00%)
Abbott Laboratories                      13,218            721,967
Aetna Inc                                 4,750            210,283
Allergan Inc                              1,279            142,877
Altria Group Inc                         18,090          1,524,625
AmerisourceBergen Corp                    1,754             92,383
Amgen Inc*                               10,125            650,633
Anheuser-Busch Cos Inc                    6,677            327,707
Apollo Group Inc*                         1,316             62,234
Archer-Daniels-Midland Co                 5,877            202,051
Avery Dennison Corp                         791             52,570
Avon Products Inc                         4,058            148,766
Barr Pharmaceuticals Inc*                 1,000             53,000
Bausch & Lomb Inc                           546             28,534
Baxter International Inc                  5,631            281,606
Becton Dickinson & Co                     2,148            163,227
Biogen Idec Inc*                          2,956            133,582
Biomet Inc                                2,347             99,349
Boston Scientific Corp*                  10,163            165,759
Bristol-Myers Squibb Co                  16,957            447,495
Brown-Forman Corp                           679             44,475
Campbell Soup Co                          1,775             72,473
Cardinal Health Inc                       3,492            244,754
Caremark Rx Inc                           3,702            228,006
Celgene Corp*                             3,200            170,560
Clorox Co                                 1,428             90,478
Coca-Cola Co/The                         17,628            822,875
Coca-Cola Enterprises Inc                 2,339             46,991
Colgate-Palmolive Co                      4,425            298,068
ConAgra Foods Inc                         4,422            111,567
Constellation Brands Inc*                 1,869             43,847
Convergys Corp*                           1,500             38,580
Coventry Health Care Inc*                 1,500             81,630
CR Bard Inc                                 984             78,523
Dean Foods Co*                            1,300             58,552
Eli Lilly & Co                            8,527            448,861
Equifax Inc                               1,159             44,876
Estee Lauder Cos Inc/The                  1,100             52,668
Express Scripts Inc*                      1,182             89,135
Forest Laboratories Inc*                  2,726            141,098
Fortune Brands Inc                        1,341            107,816
General Mills Inc                         2,999            169,024

COMPANY                                   SHARES           VALUE
---------------------------------   ------------------  ----------
Genzyme Corp*                             2,372         $  146,590
Gilead Sciences Inc*                      3,925            280,873
H&R Block Inc                             3,212             69,957
Health Management Associates
   Inc                                    2,507             50,040
Hershey Co/The                            1,533             81,065
HJ Heinz Co                               2,947            135,179
Hospira Inc*                              1,550             59,319
Humana Inc*                               1,388             83,058
Johnson & Johnson                        25,215          1,589,806
Kellogg Co                                2,122            105,930
Kimberly-Clark Corp                       4,093            278,774
King Pharmaceuticals Inc*                 2,430             45,320
Kroger Co/The                             6,236            160,078
Laboratory Corp of America
   Holdings*                              1,202             95,860
Manor Care Inc                              638             34,184
McCormick & Co Inc/MD                     1,375             52,649
McKesson Corp                             2,557            142,578
Medco Health Solutions Inc*               2,541            171,797
Medimmune Inc*                            2,295             73,233
Medtronic Inc                             9,958            501,485
Merck & Co Inc                           18,753            828,132
Millipore Corp*                             423             30,253
Molson Coors Brewing Co                     350             29,554
Monsanto Co                               4,920            259,235
Moody's Corp                              2,175            140,766
Mylan Laboratories Inc                    2,107             44,605
Patterson Cos Inc*                        1,300             43,394
Paychex Inc                               3,099            125,912
Pepsi Bottling Group Inc                  1,328             41,168
PepsiCo Inc                              14,202            896,856
Pfizer Inc                               62,952          1,571,282
Procter & Gamble Co                      27,437          1,741,975
Quest Diagnostics Inc                     1,480             75,510
Reynolds American Inc                     1,470             89,744
Robert Half International Inc             1,510             58,996
RR Donnelley & Sons Co                    1,958             70,840
Safeway Inc                               3,802            131,435
Sara Lee Corp                             6,596            108,570
Schering-Plough Corp                     12,795            300,427
St Jude Medical Inc*                      3,042            120,615
Stryker Corp                              2,554            158,399
Supervalu Inc                             1,839             67,969
Sysco Corp                                5,349            176,303
Tenet Healthcare Corp*                    4,695             32,067
Tyson Foods Inc                           2,300             41,975
UnitedHealth Group Inc                   11,599            605,468
UST Inc                                   1,350             78,381
Varian Medical Systems Inc*               1,100             50,545
Watson Pharmaceuticals Inc*               1,136             29,945
WellPoint Inc*                            5,322            422,514
Western Union Co/The                      6,840            148,223
Whole Foods Market Inc                    1,300             62,101
WM Wrigley Jr Co                          1,958             97,508
Wyeth                                    11,629            568,891
Zimmer Holdings Inc*                      2,050            172,877
                                                        ----------
Total Consumer, Non-Cyclical                            22,573,715
                                                        ----------
Energy (9.53%)
Anadarko Petroleum Corp                   4,118            165,667
Apache Corp                               2,884            197,641
Baker Hughes Inc                          2,875            187,191
BJ Services Co                            2,548             68,261
Chesapeake Energy Corp                    3,500            106,715
Chevron Corp                             18,977          1,302,012
ConocoPhillips                           14,181            927,721
Consol Energy Inc                         1,600             57,072
Devon Energy Corp                         3,775            248,055
Dynegy Inc*                               3,850             31,609
El Paso Corp                              5,972             85,877

COMPANY                                   SHARES           VALUE
---------------------------------   ------------------  ----------
ENSCO International Inc                   1,300         $   65,143
EOG Resources Inc                         2,186            148,080
Exxon Mobil Corp                         50,830          3,643,494
Halliburton Co                            8,862            273,659
Hess Corp                                 2,193            116,339
Kinder Morgan Inc                           971            102,693
Marathon Oil Corp                         3,091            280,477
Murphy Oil Corp                           1,500             77,730
Nabors Industries Ltd*                    3,004             90,000
National Oilwell Varco Inc*               1,644            114,488
Noble Corp                                1,308             91,848
Occidental Petroleum Corp                 7,610            351,430
Peabody Energy Corp                       2,300             92,920
Questar Corp                                700             58,898
Rowan Cos Inc                             1,121             34,336
Schlumberger Ltd                         10,200            640,560
Smith International Inc                   1,700             69,700
Spectra Energy Corp                       5,540            142,544
Sunoco Inc                                1,106             71,359
Transocean Inc*                           2,535            194,384
Valero Energy Corp                        5,252            302,778
Weatherford International Ltd*            3,000            120,450
Williams Cos Inc                          5,123            138,167
XTO Energy Inc                            3,149            162,677
                                                        ----------
Total Energy                                            10,761,975
                                                        ----------
Financial (21.32%)
ACE Ltd                                   2,936            164,886
Aflac Inc                                 4,494            212,117
Allstate Corp/The                         5,385            323,423
AMBAC Financial Group Inc                 1,027             90,006
American Express Co                      10,491            596,623
American International
   Group Inc                             22,396          1,502,772
Ameriprise Financial Inc                  2,178            127,326
AON Corp                                  2,684            101,053
Apartment Investment &
   Management Co                            795             46,794
Archstone-Smith Trust                     1,800            101,538
AvalonBay Communities Inc                   700             96,292
Bank of America Corp                     39,046          1,986,270
Bank of New York Co Inc/The               6,538            265,574
BB&T Corp                                 4,620            196,258
Bear Stearns Cos Inc/The                  1,041            158,482
Boston Properties Inc                     1,000            120,100
Capital One Financial Corp                3,543            273,094
CB Richard Ellis Group Inc*               1,600             53,312
Charles Schwab Corp/The                   8,895            164,380
Chicago Mercantile Exchange
   Holdings Inc                             300            161,739
Chubb Corp                                3,556            181,534
Cigna Corp                                  882            125,685
Cincinnati Financial Corp                 1,551             67,034
CIT Group Inc                             1,717             96,959
Citigroup Inc                            42,711          2,152,634
Comerica Inc                              1,531             92,457
Commerce Bancorp Inc/NJ                   1,700             56,814
Compass Bancshares Inc                    1,184             81,708
Countrywide Financial Corp                5,526            211,535
DIRECTV Group Inc/The*                    6,700            151,152
E*Trade Financial Corp*                   3,742             86,403
Equity Residential                        2,484            126,162
Fannie Mae                                8,349            473,639
Federated Investors Inc                     848             30,333
Fifth Third Bancorp                       4,972            200,272
First Horizon National Corp               1,238             53,420
Franklin Resources Inc                    1,429            167,750
Freddie Mac                               6,009            385,658
Genworth Financial Inc                    3,900            137,943
Goldman Sachs Group Inc                   3,722            750,355

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
S&P 500 INDEX FUND                                                     2/28/2007

              PORTFOLIO OF INVESTMENTS (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

COMPANY                                  SHARES           VALUE
--------------------------------   ------------------  ----------
Hartford Financial Services
   Group Inc                             2,734         $  258,527
Huntington Bancshares Inc/OH             2,325             53,824
Janus Capital Group Inc                  1,777             37,761
JPMorgan Chase & Co                     29,924          1,478,246
Keycorp                                  3,487            131,599
Kimco Realty Corp                        1,900             95,494
Legg Mason Inc                           1,100            113,014
Lehman Brothers Holdings Inc             4,786            350,814
Lincoln National Corp                    2,489            169,625
Loews Corp                               3,768            163,682
M&T Bank Corp                              659             79,027
Marsh & McLennan Cos Inc                 4,930            145,041
Marshall & Ilsley Corp                   2,248            106,847
MBIA Inc                                 1,215             80,761
Mellon Financial Corp                    3,600            156,348
Merrill Lynch & Co Inc                   7,677            642,411
Metlife Inc                              6,547            413,443
MGIC Investment Corp                       844             50,935
Morgan Stanley                           9,269            694,433
National City Corp                       5,195            196,631
Northern Trust Corp                      1,683            101,485
PNC Financial Services
   Group Inc                             2,626            192,512
Principal Financial Group Inc            2,307            140,473
Progressive Corp/The                     7,008            160,693
Prologis                                 2,148            142,047
Prudential Financial Inc                 4,188            380,857
Public Storage Inc                       1,000            101,270
Realogy Corp*                            1,861             55,048
Regions Financial Corp                   6,285            225,129
Safeco Corp                                987             65,853
Simon Property Group Inc                 1,950            219,843
SLM Corp                                 3,709            158,078
Sovereign Bancorp Inc                    3,120             78,842
State Street Corp                        2,954            193,517
SunTrust Banks Inc                       3,246            273,670
Synovus Financial Corp                   2,906             94,067
T Rowe Price Group Inc                   2,226            103,643
Torchmark Corp                             987             63,089
Travelers Cos Inc/The                    5,938            301,413
UnumProvident Corp                       2,983             63,866
US Bancorp                              15,313            546,062
Vornado Realty Trust                     1,100            139,920
Wachovia Corp                           16,531            915,321
Washington Mutual Inc                    8,297            357,435
Wells Fargo & Co                        29,048          1,007,966
XL Capital Ltd                           1,649            117,079
Zions Bancorporation                       853             72,829
                                                       ----------
Total Financial                                        24,061,956
                                                       ----------
Industrial (10.94%)
3M Co                                    6,454            478,112
Agilent Technologies Inc*                3,515            111,496
Allied Waste Industries Inc*             2,502             32,076
American Standard Cos Inc                1,457             77,206
Applera Corp - Applied
   Biosystems Group                      1,572             48,543
Ball Corp                                  990             45,837
Bemis Co                                 1,106             36,642
Black & Decker Corp                        725             61,096
Boeing Co                                6,896            601,814
Burlington Northern
   Santa Fe Corp                         3,082            244,064
Caterpillar Inc                          5,688            366,421
Cooper Industries Ltd                      903             82,841
CSX Corp                                 3,918            147,591
Cummins Inc                                447             60,202
Danaher Corp                             2,083            149,226
Deere & Co                               1,955            211,961

COMPANY                                  SHARES           VALUE
--------------------------------   ------------------  ----------
Dover Corp                               1,842         $   88,029
Eastman Kodak Co                         2,684             64,094
Eaton Corp                               1,440            116,654
Emerson Electric Co                      6,962            299,993
FedEx Corp                               2,638            301,207
Fluor Corp                                 774             65,380
General Dynamics Corp                    3,502            267,763
General Electric Co                     89,169          3,113,781
Goodrich Corp                            1,231             60,381
Honeywell International Inc              7,097            329,585
Illinois Tool Works Inc                  3,758            194,289
Ingersoll-Rand Co Ltd                    2,752            119,189
ITT Corp                                 1,598             94,634
Jabil Circuit Inc                        1,699             45,397
L-3 Communications
   Holdings Inc                          1,134             98,771
Lockheed Martin Corp                     3,215            312,755
Masco Corp                               3,684            109,967
Molex Inc                                1,295             37,982
Norfolk Southern Corp                    3,584            169,882
Northrop Grumman Corp                    2,931            210,592
Pactiv Corp*                             1,193             38,415
Pall Corp                                1,225             42,361
Parker Hannifin Corp                     1,073             88,404
PerkinElmer Inc                          1,321             31,308
Raytheon Co                              3,948            211,415
Rockwell Automation Inc                  1,470             91,272
Rockwell Collins Inc                     1,557            101,952
Ryder System Inc                           677             34,825
Sanmina-SCI Corp*                        5,243             19,452
Sealed Air Corp                            791             50,972
Snap-On Inc                                609             30,511
Solectron Corp*                          9,768             31,453
Stanley Works/The                          670             37,232
Tektronix Inc                              880             25,177
Terex Corp*                                900             59,256
Textron Inc                              1,233            113,794
Thermo Fisher Scientific Inc*            3,510            158,898
Tyco International Ltd                  17,434            537,490
Union Pacific Corp                       2,402            236,909
United Parcel Service Inc                9,344            655,855
United Technologies Corp                 8,781            576,297
Vulcan Materials Co                        968            112,762
Waste Management Inc                     4,628            157,583
Waters Corp*                               883             47,912
                                                       ----------
Total Industrial                                       12,346,958
                                                       ----------
Technology (10.17%)
Adobe Systems Inc*                       5,034            197,585
Advanced Micro Devices Inc*              4,487             67,574
Affiliated Computer
   Services Inc*                         1,005             52,230
Altera Corp*                             3,100             65,441
Analog Devices Inc                       3,080            111,650
Apple Inc*                               7,368            623,406
Applied Materials Inc                   12,009            223,007
Autodesk Inc*                            2,088             85,921
Automatic Data Processing Inc            4,774            237,697
BMC Software Inc*                        1,733             53,480
Broadcom Corp*                           4,253            144,985
CA Inc                                   3,590             93,520
Citrix Systems Inc*                      1,744             56,157
Cognizant Technology
   Solutions Corp*                       1,200            108,240
Computer Sciences Corp*                  1,490             78,866
Compuware Corp*                          3,895             35,639
Dell Inc*                               19,635            448,660
Electronic Arts Inc*                     2,629            132,554
Electronic Data Systems Corp             4,789            134,188
EMC Corp/Massachusetts*                 19,860            277,047

COMPANY                                  SHARES           VALUE
-------------------------------   ------------------   ----------
Fidelity National Information
   Services Inc                          1,400         $   64,330
First Data Corp                          6,840            174,625
Fiserv Inc*                              1,468             77,745
Hewlett-Packard Co                      23,681            932,558
IMS Health Inc                           1,733             50,049
Intel Corp                              49,989            992,282
International Business
   Machines Corp                        13,122          1,220,477
Intuit Inc*                              3,006             88,707
Kla-Tencor Corp                          1,759             91,011
Lexmark International Inc*                 856             51,839
Linear Technology Corp                   2,817             93,496
LSI Logic Corp*                          3,860             39,140
Maxim Integrated Products Inc            3,002             98,316
Micron Technology Inc*                   6,262             74,267
Microsoft Corp                          74,582          2,100,975
National Semiconductor Corp              2,603             66,689
NCR Corp*                                1,575             72,765
Network Appliance Inc*                   3,359            129,893
Novell Inc*                              3,782             25,037
Novellus Systems Inc*                    1,106             35,613
Nvidia Corp*                             3,048             94,488
Oracle Corp*                            34,852            572,618
Parametric Technology Corp*              1,082             20,634
Pitney Bowes Inc                         2,120            101,145
PMC - Sierra Inc*                        1,841             12,427
QLogic Corp*                             1,486             26,139
SanDisk Corp*                            1,700             61,914
Sun Microsystems Inc*                   31,638            193,941
Teradyne Inc*                            2,030             32,724
Texas Instruments Inc                   13,183            408,146
Unisys Corp*                             3,371             28,620
Xerox Corp*                              8,356            144,308
Xilinx Inc                               2,904             74,400
                                                       ----------
Total Technology                                       11,479,165
                                                       ----------
Utilities (3.48%)
AES Corp/The*                            6,111            130,287
Allegheny Energy Inc*                    1,381             65,238
Ameren Corp                              1,912             99,864
American Electric
   Power Co Inc                          3,369            151,133
Centerpoint Energy Inc                   2,697             48,114
CMS Energy Corp*                         2,062             35,982
Consolidated Edison Inc                  2,227            108,188
Constellation Energy
   Group Inc                             1,672            131,536
Dominion Resources Inc/VA                3,130            267,709
DTE Energy Co                            1,568             72,598
Duke Energy Corp                        11,082            218,205
Edison International                     2,978            139,728
Entergy Corp                             1,778            175,489
Exelon Corp                              5,794            381,998
FirstEnergy Corp                         2,918            182,579
FPL Group Inc                            3,478            205,445
Integrys Energy Group Inc                  315             17,558
KeySpan Corp                             1,600             65,664
Nicor Inc                                  460             21,408
NiSource Inc                             2,493             59,308
PG&E Corp                                3,092            143,531
Pinnacle West Capital Corp                 969             45,950
PPL Corp                                 3,332            126,683
Progress Energy Inc                      2,285            111,645
Public Service Enterprise
   Group Inc                             2,191            164,106
Sempra Energy                            2,396            143,880
Southern Co/The                          6,412            229,550
TECO Energy Inc                          1,982             33,238
TXU Corp                                 3,980            263,277

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
S&P 500 INDEX FUND                                                     2/28/2007

               PORTFOLIO OF INVESTMENTS (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

COMPANY                        SHARES     VALUE
--------------------------------------------------
Xcel Energy Inc                3,728  $      88,093
                                      -------------
Total Utilities                           3,927,984
                                      -------------
Total Common Stock
(Cost $74,255,240)                    $ 110,566,070
                                      -------------
Short-Term Investments (1.98%)
Money Fund (0.03%)
The United States Treasury
 Trust(b)                     38,397  $      38,397
                                      -------------

United States Treasury Bills (1.95%)

PAR VALUE
----------
$1,800,000  United States Treasury
             Bill 03/08/2007(c)       $   1,798,260

PAR VALUE
----------
$  400,000  United States Treasury
             Bill 04/19/2007          $     397,271
                                      -------------
Total United States Treasury Bills        2,195,531
                                      -------------
Total Short-Term Investments
    (Cost $2,233,928)                     2,233,928
                                      -------------
Total Investments
    (Cost $76,489,168)(a) (99.93%)      112,799,998
Net Other Assets (0.07%)                     81,229
                                      -------------
Net Assets (100%)                     $ 112,881,227
                                      =============

*     Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $76,892,233. At 02/28/2007, unrealized appreciation (depreciation) of securities is as follows:


      Unrealized appreciation         $  42,021,330
      Unrealized depreciation            (6,113,565)
                                      -------------
      Net unrealized appreciation
         (depreciation)               $  35,907,765
                                      =============

(b)   See Note 5 regarding investments in The United States Treasury Trust Fund.

(c) At February 28, 2007, certain United States Treasury Bills with a market value of $299,710 were pledged to cover margin requirements for futures contracts.

(d) Futures contracts at February 28, 2007: Contracts 250 times premium/delivery month/commitment)


                                        UNREALIZED
                                       DEPRECIATION
S&P 500 INDEX                         -------------
 7/Mar 07/Long                        $     (31,357)
                                      =============

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND                                                  2/28/2007

                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

COMPANY                                  SHARES            VALUE
---------------------------------   ------------------  ----------
Common Stock (99.33%)
Basic Materials (4.72%)
Airgas Inc                               12,148         $  501,348
Albemarle Corp                            5,986            489,954
Bowater Inc                               8,500            205,530
Cabot Corp                                9,635            430,877
Chemtura Corp                            36,500            419,020
Cytec Industries Inc                      6,464            380,212
Ferro Corp                                6,436            136,443
FMC Corp                                  5,934            436,564
Glatfelter                                7,014            119,028
Longview Fibre Co                         9,958            245,166
Louisiana-Pacific Corp                   16,300            336,432
Lubrizol Corp                            10,701            556,452
Lyondell Chemical Co                     32,754          1,043,542
Minerals Technologies Inc                 3,079            190,559
Olin Corp                                11,342            196,217
Potlatch Corp                             5,863            265,008
Rayonier Inc                             11,896            531,275
Reliance Steel &
   Aluminum Co                           10,000            456,600
RPM International Inc                    18,083            423,142
Sensient Technologies Corp                7,064            172,997
Steel Dynamics Inc                       13,982            527,681
Valspar Corp                             15,448            418,795
                                                        ----------
Total Basic Materials                                    8,482,842
                                                        ----------
Communications (5.14%)
3Com Corp*                               61,772            239,058
Adtran Inc                                9,817            226,086
Andrew Corp*                             24,200            257,004
Avocent Corp*                             7,775            247,478
Belo Corp                                13,313            248,154
Catalina Marketing Corp                   5,581            174,685
Checkfree Corp*                          13,794            523,068
Cincinnati Bell Inc*                     39,100            178,687
CommScope Inc*                            9,175            352,962
Entercom Communications
   Corp                                   4,243            121,307
F5 Networks Inc*                          6,301            457,579
Harris Corp                              20,774          1,019,588
Harte-Hanks Inc                           7,584            208,181
John Wiley & Sons Inc                     6,800            261,868
Lee Enterprises Inc                       7,207            229,615
McAfee Inc*                              24,735            745,018
Media General Inc                         3,793            155,665
Newport Corp*                             5,975            106,714
Plantronics Inc                           7,361            150,606
Polycom Inc*                             13,723            437,764
Powerwave Technologies Inc*              19,748            105,059
Reader's Digest Association
   Inc/The                               14,639            248,424


COMPANY                                  SHARES            VALUE
---------------------------------   ------------------  ----------
RF Micro Devices Inc*                    30,036         $  239,687
Scholastic Corp*                          4,026            140,065
Telephone & Data Systems Inc             16,193            901,788
Utstarcom Inc*                           16,100            148,764
Valueclick Inc*                          15,200            402,800
Washington Post Co/The                      835            639,610
Westwood One Inc                         10,673             72,897
                                                        ----------
Total Communications                                     9,240,181
                                                        ----------
Consumer, Cyclical (14.50%)
99 Cents Only Stores*                     7,381            110,198
Abercrombie & Fitch Co                   13,675          1,068,975
Advance Auto Parts Inc                   16,348            615,502
Aeropostale Inc*                          8,052            295,025
Airtran Holdings Inc*                    14,141            147,349
Alaska Air Group Inc*                     6,245            256,045
American Eagle Outfitters                31,059            964,382
AnnTaylor Stores Corp*                   11,087            393,478
Applebees International Inc              11,264            287,908
ArvinMeritor Inc                         11,108            202,832
Bandag Inc                                1,801             91,095
Barnes & Noble Inc                        7,763            317,817
Beazer Homes USA Inc                      6,000            236,760
BJ's Wholesale Club Inc*                  9,826            317,183
Bob Evans Farms Inc                       5,516            199,459
Borders Group Inc                         9,465            202,362
BorgWarner Inc                            8,927            657,384
Boyd Gaming Corp                          6,437            301,702
Brinker International Inc                19,312            656,801
Callaway Golf Co                          9,526            143,843
Carmax Inc*                              16,538            871,553
CBRL Group Inc                            4,029            187,993
CDW Corp                                  9,276            575,854
Charming Shoppes Inc*                    18,600            231,942
Cheesecake Factory/The*                  11,971            326,689
Chico's FAS Inc*                         27,296            612,249
Claire's Stores Inc                      14,450            464,423
Coldwater Creek Inc*                      9,100            167,440
Copart Inc*                              11,034            324,951
Dick's Sporting Goods Inc*                5,800            303,572
Dollar Tree Stores Inc*                  15,845            540,473
Fastenal Co                              19,438            685,578
Foot Locker Inc                          24,193            549,665
Furniture Brands
   International Inc                      7,364            118,119
GameStop Corp*                           11,700            613,314
Hanesbrands Inc*                         14,900            426,289
Herman Miller Inc                        10,288            395,779
HNI Corp                                  7,607            380,350
Hovnanian Enterprises Inc*                5,759            179,105
Ingram Micro Inc*                        21,500            417,745
International Speedway Corp               5,433            289,036
JetBlue Airways Corp*                    26,646            328,012


COMPANY                                  SHARES            VALUE
---------------------------------   ------------------  ----------
Lear Corp                                10,272         $  379,242
Macrovision Corp*                         8,061            198,865
MDC Holdings Inc                          5,400            275,724
Modine Manufacturing Co                   5,317            131,170
Mohawk Industries Inc*                    8,287            725,278
MSC Industrial Direct Co                  8,300            358,062
O'Reilly Automotive Inc*                 17,598            605,899
Oshkosh Truck Corp                       11,400            611,610
OSI Restaurant Partners Inc              11,575            463,000
Pacific Sunwear Of California*           10,538            189,684
Payless Shoesource Inc*                  10,016            309,494
PetSmart Inc                             21,089            639,208
Regis Corp                                6,909            290,731
Ross Stores Inc                          21,924            718,449
Ruby Tuesday Inc                          9,222            270,205
Ryland Group Inc                          6,633            319,512
Saks Inc                                 21,565            416,636
Scientific Games Corp*                   10,100            330,270
Tech Data Corp*                           8,352            311,363
Thor Industries Inc                       5,515            230,748
Timberland Co*                            7,782            211,048
Toll Brothers Inc*                       19,542            583,524
Urban Outfitters Inc*                    17,524            434,946
Williams-Sonoma Inc                      17,364            586,209
                                                        ----------
Total Consumer, Cyclical                                26,047,108
                                                        ----------
Consumer, Non-Cyclical (16.52%)
Adesa Inc                                13,653            375,458
Advanced Medical Optics Inc*              9,044            348,556
Affymetrix Inc*                          10,300            265,019
Alberto-Culver Co                        12,400            274,660
American Greetings Corp                   8,649            202,560
Apria Healthcare Group Inc*               6,872            218,873
Avis Budget Group Inc                    15,700            417,463
Beckman Coulter Inc                       9,587            615,102
Blyth Inc                                 4,097             83,989
Career Education Corp*                   14,378            425,301
Cephalon Inc*                             9,405            668,507
Charles River Laboratories
   International Inc*                    10,419            477,711
ChoicePoint Inc*                         12,410            482,501
Church & Dwight Co Inc                   10,109            484,727
Community Health
   Systems Inc*                          14,698            547,501
Corinthian Colleges Inc*                 13,615            189,929
Corporate Executive Board Co              6,118            476,042
Covance Inc*                              9,920            611,667
Cytyc Corp*                              17,518            530,795
Deluxe Corp                               8,036            248,071
Dentsply International Inc               23,878            753,112
DeVry Inc                                 9,001            248,788
Edwards Lifesciences Corp*                8,839            446,104
Gartner Inc*                              8,831            186,864


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND                                                  2/28/2007

               PORTFOLIO OF INVESTMENTS (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------


COMPANY                                   SHARES            VALUE
---------------------------------   ------------------   ----------
Gen-Probe Inc*                             8,075         $  387,762
Hansen Natural Corp*                       9,200            322,000
Health Net Inc*                           18,059            965,615
Henry Schein Inc*                         13,692            714,312
Hillenbrand Industries Inc                 9,517            569,117
Hormel Foods Corp                         11,148            406,902
Intuitive Surgical Inc*                    5,751            638,936
Invitrogen Corp*                           7,440            470,580
ITT Educational Services Inc*              4,992            399,260
JM Smucker Co/The                          8,668            429,933
Kelly Services Inc                         3,006             92,495
Korn/Ferry International*                  6,830            157,636
Laureate Education Inc*                    7,897            471,293
LifePoint Hospitals Inc*                   8,693            318,164
Lincare Holdings Inc*                     14,556            568,412
Manpower Inc                              13,087            972,364
Martek Biosciences Corp*                   5,056            114,367
Medicis Pharmaceutical Corp                8,300            301,788
Millennium
   Pharmaceuticals Inc*                   47,516            513,173
MoneyGram International Inc               12,835            385,820
MPS Group Inc*                            16,086            230,352
Navigant Consulting Inc*                   8,300            160,771
Omnicare Inc                              18,830            782,198
Par Pharmaceutical Cos Inc*                5,482            133,103
PDL BioPharma Inc*                        17,408            332,319
PepsiAmericas Inc                          9,593            204,427
Perrigo Co                                11,559            193,035
Pharmaceutical Product
   Development Inc                        16,000            508,640
Psychiatric Solutions Inc*                 8,100            323,676
Quanta Services Inc*                      18,028            418,069
Rent-A-Center Inc/TX*                     10,543            298,578
Resmed Inc*                               11,800            563,804
Rollins Inc                                4,584            105,432
Ruddick Corp                               5,308            150,376
Scotts Miracle-Gro Co/The                  7,160            315,828
Sepracor Inc*                             16,938            890,261
Smithfield Foods Inc*                     15,460            451,587
Sotheby's                                  8,743            317,895
STERIS Corp                                9,796            253,716
Strayer Education Inc                      2,200            259,358
Techne Corp*                               6,154            346,593
Tootsie Roll Industries Inc                4,009            121,152
Triad Hospitals Inc*                      13,692            671,593
Tupperware Brands Corp                     9,257            216,706
United Rentals Inc*                       10,043            287,029
Universal Corp/Richmond VA                 4,144            218,264
Universal Health Services Inc              8,452            489,033
Valassis Communications Inc*               7,692            127,995
Valeant Pharmaceuticals
   International                          14,117            253,118
VCA Antech Inc*                           12,929            474,624
Ventana Medical Systems Inc*               5,100            205,275
Vertex Pharmaceuticals Inc*               19,486            598,025
                                                         ----------
Total Consumer, Non-Cyclical                             29,682,061
                                                         ----------
Diversified (0.40%)
Leucadia National Corp                    25,170            712,563
                                                         ----------
Total Diversified                                           712,563
                                                         ----------
Energy (8.09%)
Arch Coal Inc                             22,320            695,045
Cameron International Corp*               17,312            981,417
Cimarex Energy Co                         12,900            450,339
Denbury Resources Inc*                    18,532            534,463
Encore Acquisition Co*                     8,200            199,014
Equitable Resources Inc                   18,716            798,612
FMC Technologies Inc*                     10,660            701,215
Forest Oil Corp*                           8,259            263,462
Frontier Oil Corp                         17,100            505,305


COMPANY                                   SHARES            VALUE
---------------------------------   ------------------   ----------
Grant Prideco Inc*                        19,838         $  861,168
Hanover Compressor Co*                    15,681            344,198
Helmerich & Payne Inc                     16,328            444,122
National Fuel Gas Co                      13,002            542,964
Newfield Exploration Co*                  20,036            865,956
Noble Energy Inc                          27,018          1,555,426
Patterson-UTI Energy Inc                  24,504            546,194
Pioneer Natural Resources Co              19,030            731,704
Plains Exploration &
   Production Co*                         11,668            532,411
Pogo Producing Co                          9,042            432,117
Pride International Inc*                  25,380            730,944
Quicksilver Resources Inc*                 8,584            331,085
Southwestern Energy Co*                   26,100          1,017,900
Tidewater Inc                              8,897            462,377
                                                         ----------
Total Energy                                             14,527,438
                                                         ----------
Financial (16.63%)
AG Edwards Inc                            11,908            764,613
AMB Property Corp                         13,892            816,572
American Financial
   Group Inc/OH                           10,882            380,870
AmeriCredit Corp*                         17,793            434,505
Arthur J Gallagher & Co                   15,122            432,943
Associated Banc-Corp                      20,223            699,311
Astoria Financial Corp                    13,082            369,828
Bank of Hawaii Corp                        7,821            404,502
Brown & Brown Inc                         17,664            497,242
Cathay General Bancorp                     8,000            271,440
City National Corp/Beverly
   Hills CA                                6,150            443,907
Colonial BancGroup Inc/The                24,037            620,876
Cullen/Frost Bankers Inc                   9,258            500,673
Developers Diversified
   Realty Corp                            16,876          1,106,391
Eaton Vance Corp                          19,782            686,238
Everest Re Group Ltd                      10,120            983,765
Fidelity National Financial Inc           34,122            818,928
First American Corp                       14,983            706,448
First Niagara Financial
   Group Inc                              16,734            237,623
FirstMerit Corp                           12,123            260,038
Greater Bay Bancorp                        8,051            215,767
Hanover Insurance
   Group Inc/The                           7,707            361,998
HCC Insurance Holdings Inc                17,292            542,104
Highwoods Properties Inc                   8,559            378,137
Horace Mann Educators Corp                 6,562            132,815
Hospitality Properties Trust              13,361            615,541
IndyMac Bancorp Inc                       11,027            378,557
Investors Financial
   Services Corp                          10,281            601,850
Jefferies Group Inc                       15,728            425,442
Liberty Property Trust                    14,028            718,935
Macerich Co/The                           11,141          1,042,798
Mack-Cali Realty Corp                     10,477            541,451
Mercantile Bankshares Corp                19,471            916,695
Mercury General Corp                       5,400            287,820
New Plan Excel Realty Trust               15,955            532,737
New York Community
   Bancorp Inc                            40,334            675,191
Nuveen Investments Inc                    12,200            594,018
Ohio Casualty Corp                         9,369            279,384
Old Republic International
   Corp                                   35,695            796,712
PMI Group Inc/The                         13,414            628,714
Protective Life Corp                      10,618            471,545
Radian Group Inc                          12,470            716,402
Raymond James Financial Inc               14,010            421,701
Regency Centers Corp                      10,659            913,903


COMPANY                                   SHARES            VALUE
---------------------------------   ------------------   ----------
Stancorp Financial Group Inc               8,234         $  396,879
SVB Financial Group*                       5,220            252,126
TCF Financial Corp                        17,528            463,440
United Dominion Realty
   Trust Inc                              20,959            684,311
Unitrin Inc                                6,251            286,046
Waddell & Reed Financial Inc              12,904            314,600
Washington Federal Inc                    13,198            313,848
Webster Financial Corp                     8,567            423,124
Weingarten Realty Investors               11,587            572,861
Westamerica Bancorporation                 4,720            231,752
Wilmington Trust Corp                     10,706            456,397
WR Berkley Corp                           26,169            853,109
                                                         ----------
Total Financial                                          29,875,423
                                                         ----------
Industrial (16.21%)
AGCO Corp*                                14,148            512,865
Alexander & Baldwin Inc                    6,522            322,317
Alliance Data Systems Corp*               10,316            616,381
Alliant Techsystems Inc*                   5,072            438,982
Ametek Inc                                16,440            562,248
Amphenol Corp                             13,576            876,195
Arrow Electronics Inc*                    18,983            727,429
Avnet Inc*                                19,798            724,013
Brink's Co/The                             7,513            444,995
Carlisle Cos Inc                           4,658            405,898
CH Robinson Worldwide Inc                 26,902          1,370,926
Commercial Metals Co                      18,600            512,244
Con-way Inc                                7,252            356,073
Crane Co                                   7,909            301,254
Donaldson Co Inc                          10,828            388,292
DRS Technologies Inc                       6,100            323,239
Dycom Industries Inc*                      6,201            155,025
Energizer Holdings Inc*                    8,889            763,743
Expeditors International
   Washington Inc                         33,088          1,483,997
Federal Signal Corp                        7,404            111,430
Florida Rock Industries Inc                7,500            505,350
Flowserve Corp*                            8,993            466,917
GATX Corp                                  8,018            370,111
Gentex Corp                               22,270            372,132
Graco Inc                                 10,549            427,340
Granite Construction Inc                   5,296            309,180
Harsco Corp                                6,527            560,017
Hubbell Inc                                9,223            445,471
Jacobs Engineering
   Group Inc*                              9,132            824,985
JB Hunt Transport
   Services Inc                           16,152            428,997
Joy Global Inc                            18,450            818,073
Kemet Corp*                               13,751            107,258
Kennametal Inc                             6,027            368,852
Lancaster Colony Corp                      3,589            151,994
Lincoln Electric Holdings Inc              6,500            405,600
Martin Marietta Materials Inc              6,976            874,232
Mine Safety Appliances Co                  4,600            186,990
Nordson Corp                               5,352            261,071
Overseas Shipholding Group                 4,484            271,641
Packaging Corp of America                 12,325            301,963
Pentair Inc                               15,395            480,632
Plexus Corp*                               7,012            114,997
Precision Castparts Corp                  21,024          1,912,553
Republic Services Inc                     17,803            748,972
Roper Industries Inc                      13,500            717,120
Sequa Corp*                                1,059            129,833
Sonoco Products Co                        15,351            568,294
SPX Corp                                   8,973            627,213
Stericycle Inc*                            6,930            539,223
Swift Transportation Co Inc*               8,157            251,154
Teleflex Inc                               6,112            409,015


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND                                                  2/28/2007

               PORTFOLIO OF INVESTMENTS (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------


COMPANY                                  SHARES           VALUE
--------------------------------   ------------------  ------------
Timken Co                               14,300         $    408,694
Trinity Industries Inc                  12,386              518,354
Varian Inc*                              4,671              254,243
Vishay Intertechnology Inc*             28,021              399,299
Werner Enterprises Inc                   7,985              153,951
Worthington Industries Inc              11,493              228,941
YRC Worldwide Inc*                       8,700              378,276
Zebra Technologies Corp*                10,784              427,154
                                                       ------------
Total Industrial                                         29,123,638
                                                       ------------
Technology (9.76%)
Activision Inc*                         38,762              648,101
Acxiom Corp                             10,266              219,282
Advent Software Inc*                     3,109              112,546
Atmel Corp*                             64,992              360,056
BISYS Group Inc/The*                    19,125              251,303
Cadence Design Systems Inc*             43,061              858,636
Ceridian Corp*                          21,586              704,135
Cerner Corp*                            10,100              526,311
Cree Inc*                               12,081              212,626
CSG Systems
International Inc*                       7,566              186,578
Cypress Semiconductor Corp*             22,379              425,201
Diebold Inc                              9,958              471,710
DST Systems Inc*                         8,568              603,359
Dun & Bradstreet Corp*                   9,557              843,692
Fair Isaac Corp                          8,898              347,289
Fairchild Semiconductor
International Inc*                      18,560              347,258
Global Payments Inc                     10,600              407,782
Imation Corp                             5,529              230,062
Integrated Device
Technology Inc*                         30,977              502,447
International Rectifier Corp*           11,155              478,773
Intersil Corp                           21,784              576,187
Jack Henry & Associates Inc             12,101              283,889
Lam Research Corp*                      22,054              984,932
Lattice Semiconductor Corp*             17,999              110,874
MEMC Electronic
Materials Inc*                          25,900            1,335,663
Mentor Graphics Corp*                   12,832              216,732
Micrel Inc*                              8,945              104,299
Microchip Technology Inc                33,396            1,188,898
National Instruments Corp                8,825              236,775
Palm Inc*                               15,700              259,835
Parametric Technology Corp*             17,300              329,911


COMPANY                                  SHARES           VALUE
--------------------------------   ------------------  ------------
SEI Investments Co                       9,811         $    593,075
Semtech Corp*                           11,712              167,833
Silicon Laboratories Inc*                8,536              257,787
SRA International Inc*                   6,300              149,310
Sybase Inc*                             14,171              354,133
Synopsys Inc*                           21,875              559,563
Transaction Systems
Architects Inc*                          5,905              208,447
Triquint Semiconductor Inc*             21,558              107,790
Western Digital Corp*                   34,267              656,898
Wind River Systems Inc*                 11,457              119,153
                                                       ------------
Total Technology                                         17,539,131
                                                       ------------
Utilities (7.36%)
AGL Resources Inc                       12,146              494,707
Alliant Energy Corp                     18,032              754,098
Aqua America Inc                        20,421              465,395
Aquila Inc*                             56,770              235,028
Black Hills Corp                         5,271              190,020
DPL Inc                                 17,780              536,423
Duquesne Light Holdings Inc             13,635              274,200
Energy East Corp                        22,942              566,897
Great Plains Energy Inc                 12,168              378,303
Hawaiian Electric
Industries Inc                          12,309              322,127
Idacorp Inc                              6,734              234,612
Integrys Energy Group Inc                6,754              376,467
MDU Resources Group Inc                 28,021              740,594
Northeast Utilities                     23,862              693,429
NSTAR                                   16,586              567,406
OGE Energy Corp                         14,100              544,400
Oneok Inc                               17,034              709,635
Pepco Holdings Inc                      29,596              787,845
PNM Resources Inc                       11,582              353,945
Puget Energy Inc                        18,087              446,205
SCANA Corp                              18,041              752,850
Sierra Pacific Resources*               34,319              595,777
Thomas & Betts Corp*                     7,939              403,459
Vectren Corp                            11,615              325,335
Westar Energy Inc                       13,285              356,967
WGL Holdings Inc                         7,705              242,861
Wisconsin Energy Corp                   18,152              870,387
                                                       ------------
Total Utilities                                          13,219,372
                                                       ------------
Total Common Stock
 (Cost $128,576,689)                                   $178,449,757
                                                       ------------


COMPANY                                  SHARES            VALUE
-----------------------------------------------------   -----------
Short-Term Investments (0.71%)
Money Fund (0.04%)
The United States Treasury
 Trust(b)                               78,062         $     78,062
                                                        -----------

United States Treasury Bills (0.66%)

PAR VALUE
----------
$ 700,000      United States Treasury
                Bill 03/08/2007(c)                     $    699,320
  500,000      United States Treasury
                Bill 05/10/2007                             495,098
                                                       ------------
Total United States Treasury Bills                        1,194,418
                                                       ------------
Total Short-Term Investments
  (Cost $1,272,568)                                       1,272,480
                                                       ------------
Total Investments
  (Cost $129,849,257)(a) (100.04%)                      179,722,237
Net Other Liabilities (-0.04%)                              (78,386)
                                                       ------------
Net Assets (100%)                                      $179,643,851
                                                       ============

*     Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $129,849,257. At 02/28/2007, unrealized appreciation (depreciation) of securities is as follows:


      Unrealized appreciation                          $ 55,481,490
      Unrealized depreciation                            (5,608,510)
                                                       ------------
      Net unrealized appreciation
         (depreciation)                                $ 49,872,980
                                                       ============

(b)   See Note 5 regarding investments in The United States Treasury Trust Fund.

(c) At February 28, 2007, certain United States Treasury Bills with a market value of $199,806 were pledged to cover margin requirements for futures contracts.

(d) Futures contracts at February 28, 2007: Contracts 100 times premium/delivery month/commitment)


                                                        UNREALIZED
                                                       APPRECIATION
S&P MID-CAP MINI INDEX                                 ------------
18/Mar 07/Long                                         $      7,585
                                                       ============

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND                                                2/28/2007

                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


COMPANY                                  SHARES          VALUE
--------------------------------   ------------------  ---------
Common Stock (90.03%)
Basic Materials (3.98%)
AMCOL International Corp                 1,466         $  41,561
Arch Chemicals Inc                       1,194            36,680
Brush Engineered
   Materials Inc*                        1,069            47,913
Buckeye Technologies Inc*                1,716            21,828
Cabot Microelectronics Corp*             1,300            42,549
Caraustar Industries Inc*                1,296            10,200
Carpenter Technology Corp                1,324           156,960
Century Aluminum Co*                     1,151            52,405
Chaparral Steel Co                       2,572           128,163
Cleveland-Cliffs Inc                     2,292           129,269
Deltic Timber Corp                         590            30,574
Georgia Gulf Corp                        1,993            38,226
Gibraltar Industries Inc                 1,600            37,200
HB Fuller Co                             3,324            83,000
MacDermid Inc                            1,555            53,819
Material Sciences Corp*                    683             7,356
OM Group Inc*                            1,455            73,725


COMPANY                                  SHARES          VALUE
--------------------------------   ------------------  ---------
Omnova Solutions Inc*                    1,854         $  11,272
Penford Corp                               400             8,276
PolyOne Corp*                            5,408            36,288
Pope & Talbot Inc*                         726             5,735
Quaker Chemical Corp                       439            10,338
Rock-Tenn Co                             1,817            58,998
RTI International Metals Inc*            1,366           117,858
Ryerson Inc                              1,452            49,949
Schulman A Inc                           1,547            32,626
Schweitzer-Mauduit
   International Inc                       770            18,372
Steel Technologies Inc                     654            19,175
Wausau Paper Corp                        2,594            37,535
Wellman Inc                              1,480             4,677
                                                       ---------
Total Basic Materials                                  1,402,527
                                                       ---------
Communications (3.40%)
4Kids Entertainment Inc*                   613            11,396
Adaptec Inc*                             5,637            20,575
Advo Inc                                 1,857            61,244
Aeroflex Inc*                            3,808            43,525


COMPANY                                  SHARES          VALUE
--------------------------------   ------------------  ---------
Anixter International Inc*               1,885         $ 116,870
Applied Signal Technology Inc              560             9,027
Audiovox Corp*                           1,050            15,855
Black Box Corp                             903            34,206
Blue Coat Systems Inc*                     700            22,631
C-COR Inc*                               2,207            30,126
Commonwealth Telephone
   Enterprises Inc                       1,151            49,171
Comtech Telecommunications
   Corp*                                 1,000            34,350
Ditech Networks Inc*                     1,700            13,175
General Communication Inc*               2,942            43,630
Harmonic Inc*                            3,354            29,549
Infospace Inc*                           1,400            31,920
inVentiv Health Inc*                     1,600            58,352
j2 Global Communications
   Inc*                                  2,976            71,543
MIVA Inc*                                1,508             6,303
Netgear Inc*                             1,900            51,357
Network Equipment
   Technologies Inc*                     1,066             8,432


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND                                                2/28/2007

               PORTFOLIO OF INVESTMENTS (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------


COMPANY                                     SHARES          VALUE
-----------------------------------   ------------------  ---------
Novatel Wireless Inc*                       1,500         $  19,815
PC-Tel Inc*                                   942             9,797
Radio One Inc*                              4,400            30,976
Secure Computing Corp*                      3,100            26,598
Stamps.com Inc*                             1,100            17,061
SYKES Enterprises Inc*                      1,600            25,664
Symmetricom Inc*                            2,100            17,766
Tollgrade Communications
   Inc*                                       630             7,554
Tronox Inc                                  2,300            34,132
United Online Inc                           3,500            46,025
Viasat Inc*                                 1,352            46,184
WebEx Communications Inc*                   2,060            89,466
Websense Inc*                               2,754            62,681
                                                          ---------
Total Communications                                      1,196,956
                                                          ---------
Consumer, Cyclical (15.01%)
Angelica Corp                                 425            11,683
Arctic Cat Inc                              1,013            18,811
Ashworth Inc*                                 600             4,812
ASV Inc*                                      900            14,040
Bassett Furniture Industries Inc              556             8,774
Bell Microproducts Inc*                     1,276             8,741
Brightpoint Inc*                            2,880            34,762
Brown Shoe Co Inc                           1,397            71,666
Building Materials Holding
   Corp*                                    1,680            34,927
California Pizza Kitchen Inc*               1,000            31,980
Casey's General Stores Inc                  2,965            74,155
Cash America International Inc              1,744            70,824
Cato Corp/The                               1,862            40,703
CEC Entertainment Inc*                      1,917            81,741
Champion Enterprises Inc*                   4,414            35,003
Childrens Place Retail Stores
   Inc/The*                                 1,278            69,600
Christopher & Banks Corp                    1,875            34,819
CKE Restaurants Inc                         3,700            71,484
Coachmen Industries Inc                       746             8,072
Cost Plus Inc*                              1,125            12,083
Deckers Outdoor Corp*                         600            39,120
Dress Barn Inc*                             2,616            54,988
Ethan Allen Interiors Inc                   1,913            70,513
Finish Line                                 2,500            31,775
Fleetwood Enterprises Inc*                  3,730            34,577
Fred's Inc                                  2,010            27,497
Frontier Airlines Holdings Inc*             1,612            10,817
G&K Services Inc                            1,071            40,259
Genesco Inc*                                1,318            52,720
Group 1 Automotive Inc                      1,153            53,349
Guitar Center Inc*                          1,549            67,862
Gymboree Corp*                              1,569            59,136
Hancock Fabrics Inc /DE                       863             2,779
Haverty Furniture Cos Inc                   1,157            16,904
Hibbett Sports Inc*                         1,704            53,131
HOT Topic Inc*                              2,397            25,552
Ihop Corp                                     898            50,037
Insight Enterprises Inc*                    2,482            47,952
Interface Inc*                              2,381            37,667
Jack in the Box Inc*                        1,872           127,932
Jakks Pacific Inc*                          1,604            39,314
Jo-Ann Stores Inc*                          1,070            24,107
JOS A Bank Clothiers Inc*                     750            23,115
K2 Inc*                                     2,726            31,894
Kellwood Co                                 1,393            43,921
Keystone Automotive
   Industries Inc*                            900            29,745
K-Swiss Inc                                 1,313            37,013
Landry's Restaurants Inc                      826            24,301
La-Z-Boy Inc                                2,673            36,780
Lenox Group Inc*                              632             3,312


COMPANY                                     SHARES          VALUE
-----------------------------------   ------------------  ---------
Libbey Inc                                    640         $   7,936
LKQ Corp*                                   2,600            56,472
Longs Drug Stores Corp                      1,414            65,129
M/I Homes Inc                                 700            22,001
Marcus Corp                                 1,435            31,599
MarineMax Inc*                                800            18,240
Men's Wearhouse Inc                         3,043           134,744
Meritage Homes Corp*                        1,350            52,313
Mesa Air Group Inc*                         1,462            11,126
Mobile Mini Inc*                            1,728            46,535
Monaco Coach Corp                           1,505            24,246
Multimedia Games Inc*                       1,431            15,111
National Presto Industries Inc                327            20,673
Nautilus Inc                                1,674            28,877
NVR Inc*                                      240           162,480
O'Charleys Inc*                               966            20,257
Owens & Minor Inc                           2,315            76,326
Oxford Industries Inc                         832            41,092
Panera Bread Co*                            1,647           100,846
Papa John's International Inc*              1,264            37,326
PEP Boys-Manny Moe & Jack                   3,075            46,586
PF Chang's China Bistro Inc*                1,512            66,059
Phillips-Van Heusen                         2,978           163,314
Pinnacle Entertainment Inc*                 2,726            88,159
Polaris Industries Inc                      2,404           115,128
Pool Corp                                   3,036           106,564
Quiksilver Inc*                             6,824            95,127
Rare Hospitality
   International Inc*                       1,744            53,820
RC2 Corp*                                   1,100            43,472
Red Robin Gourmet
   Burgers Inc*                               800            31,584
Scansource Inc*                             1,286            35,571
School Specialty Inc*                       1,075            40,108
Select Comfort Corp*                        2,800            51,884
Shuffle Master Inc*                         1,755            37,329
Skechers U.S.A. Inc*                        1,400            48,888
Skyline Corp                                  400            13,704
Skywest Inc                                 3,379            86,333
Sonic Automotive Inc                        1,573            46,246
Sonic Corp*                                 3,769            81,674
Stage Stores Inc                            2,006            43,992
Standard Motor Products Inc                   916            14,088
Standard-Pacific Corp                       3,490            89,100
Steak N Shake Co/The*                       1,277            21,952
Stein Mart Inc                              1,360            19,761
Stride Rite Corp                            1,831            29,571
Superior Industries
   International                            1,200            25,740
Toro Co                                     2,194           115,295
Tractor Supply Co*                          1,961           100,344
Triarc Cos Inc                              3,265            58,868
Tuesday Morning Corp                        1,500            23,610
Tween Brands Inc*                           1,767            63,347
Ultimate Electronics Inc*(d)                  680                --
United Stationers Inc*                      1,737            95,535
Wabash National Corp                        1,723            27,758
Watsco Inc                                  1,366            68,805
Winnebago Industries                        1,700            55,284
WMS Industries Inc*                         1,145            42,857
Wolverine World Wide Inc                    3,060            84,915
World Fuel Services Corp                    1,600            72,160
Zale Corp*                                  2,667            68,702
                                                          ---------
Total Consumer, Cyclical                                  5,283,312
                                                          ---------
Consumer, Non-Cyclical (16.30%)
Aaron Rents Inc                             2,547            69,686
ABM Industries Inc                          2,008            52,830
Administaff Inc                             1,236            43,866


COMPANY                                     SHARES          VALUE
-----------------------------------   ------------------  ---------
Alliance One
   International Inc*                       4,676         $  39,325
Alpharma Inc                                2,187            57,649
Amedisys Inc*                               1,256            40,167
American Italian Pasta Co*                    860             9,142
American Medical Systems
   Holdings Inc*                            4,020            81,767
AMERIGROUP Corp*                            3,038           100,497
AMN Healthcare Services Inc*                1,700            47,260
Amsurg Corp*                                1,551            35,751
Arbitron Inc                                1,587            71,113
Arqule Inc*                                 1,302             8,619
Arthrocare Corp*                            1,479            53,762
Bankrate Inc*                                 500            20,295
Biolase Technology Inc*                     1,245            10,508
Biosite Inc*                                1,003            53,279
Bowne & Co Inc                              1,795            27,876
Bradley Pharmaceuticals Inc*                  786            15,233
Bright Horizons Family
   Solutions Inc*                           1,400            56,112
Cambrex Corp                                1,239            28,571
CDI Corp                                      607            16,183
Centene Corp*                               2,478            59,769
Central Garden and Pet Co*                  1,300            18,135
Central Garden and Pet
   Co-Class A*                              2,600            36,452
Central Parking Corp                          968            21,480
Chattem Inc*                                1,000            53,370
Chemed Corp                                 1,544            71,472
Coinstar Inc*                               1,600            47,216
Conmed Corp*                                1,525            41,724
Consolidated Graphics Inc*                    696            49,597
Cooper Cos Inc/The                          2,376           109,035
Corn Products
   International Inc                        3,942           126,026
CPI Corp                                      380            19,000
Cross Country Healthcare Inc*               1,040            19,812
CryoLife Inc*                               1,113             8,759
Cyberonics Inc*                             1,199            24,556
Datascope Corp                                759            27,172
Delta & Pine Land Co                        1,965            80,447
Digene Corp*                                1,300            61,464
DJO Inc*                                    1,097            42,980
Enzo Biochem Inc*                           1,519            21,950
Flowers Foods Inc                           2,891            84,966
Fossil Inc*                                 2,520            67,838
Genesis HealthCare Corp*                    1,100            69,355
Gentiva Health Services Inc*                1,227            24,221
Gevity HR Inc                               1,500            29,880
Great Atlantic & Pacific
   Tea Co                                     919            29,224
Haemonetics Corp/Mass*                      1,591            71,595
Hain Celestial Group Inc*                   1,870            54,249
Healthcare Services Group                   1,200            33,648
Healthways Inc*                             1,971            85,719
Heidrick & Struggles
   International Inc*                         972            44,547
Hologic Inc*                                2,892           159,205
Hooper Holmes Inc                           3,007            11,577
ICU Medical Inc*                              655            25,584
Idexx Laboratories Inc*                     1,782           153,573
Immucor Inc*                                3,940           117,176
Integra LifeSciences
   Holdings Corp*                             965            40,578
Invacare Corp                               1,604            29,802
J&J Snack Foods Corp                          834            33,101
John H Harland Co                           1,445            72,973
Kendle International Inc*                     700            24,255
Kensey Nash Corp*                             574            16,451
Labor Ready Inc*                            2,823            51,859


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND                                                2/28/2007

               PORTFOLIO OF INVESTMENTS (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------


COMPANY                                   SHARES          VALUE
---------------------------------   ------------------  ---------
Lance Inc                                 1,352         $  26,986
LCA-Vision Inc                            1,173            51,143
Live Nation Inc*                          3,500            80,990
Matria Healthcare Inc*                    1,200            30,444
MAXIMUS Inc                               1,113            33,546
Mentor Corp                               2,255           108,263
Meridian Bioscience Inc                   1,200            32,232
Merit Medical Systems Inc*                1,295            18,221
MGI Pharma Inc*                           4,514            95,787
Midas Inc*                                  700            14,511
Nash Finch Co                               581            17,465
NBTY Inc*                                 2,925           142,389
Noven Pharmaceuticals Inc*                1,200            29,544
Odyssey HealthCare Inc*                   1,878            25,503
On Assignment Inc*                        1,167            14,307
Osteotech Inc*                              821             6,264
Palomar Medical
   Technologies Inc*                      1,000            40,880
Parexel International Corp*               1,339            45,539
Pediatrix Medical Group Inc*              2,714           146,827
Peet's Coffee & Tea Inc*                    600            15,210
Performance Food Group Co*                1,978            58,292
PetMed Express Inc*                       1,300            16,445
PharmaNet Development
   Group Inc*                               739            15,016
Playtex Products Inc*                     3,200            43,872
PolyMedica Corp                           1,391            57,587
Possis Medical Inc*                         932            11,436
Pre-Paid Legal Services Inc                 540            22,345
Ralcorp Holdings Inc*                     1,500            87,030
Regeneron
   Pharmaceuticals Inc*                   3,456            68,567
RehabCare Group Inc*                        746            11,339
Respironics Inc*                          3,874           158,718
Rewards Network Inc*                      1,161             6,223
Russ Berrie & Co Inc*                       958            13,422
Sanderson Farms Inc                         718            23,227
Savient Pharmaceuticals Inc*              2,760            37,370
Sciele Pharma Inc*                        1,600            36,800
Sierra Health Services Inc*               2,964           110,142
Spherion Corp*                            3,098            27,479
Standard Register Co/The                    613             8,036
Startek Inc                                 740             7,570
Sunrise Senior Living Inc*                2,100            82,299
SurModics Inc*                              809            29,941
Theragenics Corp*                         1,389             6,681
TreeHouse Foods Inc*                      1,600            46,160
United Natural Foods Inc*                 2,400            71,472
United Surgical Partners
   International Inc*                     2,563            78,274
Universal Technical
   Institute Inc*                         1,300            30,719
USANA Health Sciences Inc*                  500            29,035
Vertrue Inc*                                521            25,414
Viad Corp                                 1,109            41,344
Viasys Healthcare Inc*                    1,879            58,117
Viropharma Inc*                           3,700            59,200
Vital Signs Inc                             295            15,600
Volt Information Sciences Inc*              646            22,087
Watson Wyatt Worldwide Inc                2,252           108,254
WD-40 Co                                    826            26,349
                                                        ---------
Total Consumer, Non-Cyclical                            5,739,196
                                                        ---------
Energy (6.44%)
Atwood Oceanics Inc*                      1,422            71,953
Cabot Oil & Gas Corp                      2,632           177,818
CARBO Ceramics Inc                        1,024            44,155
Cimarex Energy Co                         4,423           154,407
Compagnie Generale de
   Geophysique-Veritas ADR                1,903            78,004


COMPANY                                   SHARES          VALUE
---------------------------------   ------------------  ---------
Dril-Quip Inc*                            1,300         $  50,154
Frontier Oil Corp                         6,244           184,510
Headwaters Inc*                           2,223            52,396
Helix Energy Solutions
   Group Inc*                             5,126           172,080
Hydril*                                   1,174           111,706
Input/Output Inc*                         3,753            50,928
Lone Star Technologies Inc*               1,776            84,413
Lufkin Industries Inc                       900            48,456
Massey Energy Co                          4,494           109,024
Oceaneering International Inc*            3,160           124,630
Penn Virginia Corp                        1,100            76,648
Petroleum Development Corp*               1,015            53,156
SEACOR Holdings Inc*                      1,251           121,097
St Mary Land &
   Exploration Co                         2,928           105,437
Stone Energy Corp*                        1,567            48,107
Swift Energy Co*                          1,722            66,882
Tetra Technologies Inc*                   4,034            89,676
Unit Corp*                                2,446           119,732
W-H Energy Services Inc*                  1,708            71,736
                                                        ---------
Total Energy                                            2,267,105
                                                        ---------
Financial (13.86%)
Acadia Realty Trust                       1,700            45,900
Anchor Bancorp Wisconsin Inc              1,149            32,482
Bank Mutual Corp                          3,500            40,915
BankAtlantic Bancorp Inc                  2,300            29,348
Bankunited Financial Corp                 1,838            44,884
Boston Private Financial
   Holdings Inc                           1,801            51,959
Brookline Bancorp Inc                     3,628            46,293
Cascade Bancorp                           1,500            39,030
Central Pacific Financial Corp            1,600            60,304
Chittenden Corp                           2,761            84,459
Citizens Banking Corp                       745            16,912
Colonial Properties Trust                 2,586           118,827
Community Bank System Inc                 1,600            34,224
Corus Bankshares Inc                      1,800            33,408
Delphi Financial Group                    2,421            95,121
Dime Community Bancshares                 1,914            24,059
Downey Financial Corp                     1,034            67,768
East West Bancorp Inc                     3,306           123,215
EastGroup Properties Inc                  1,200            64,776
Entertainment Properties Trust            1,484            97,202
Essex Property Trust Inc                  1,274           176,946
Financial Federal Corp                    1,588            43,019
First Bancorp/Puerto Rico                 4,128            49,288
First Commonwealth
   Financial Corp                         4,000            49,240
First Financial Bancorp                   1,700            26,707
First Indiana Corp                          700            15,407
First Midwest Bancorp Inc/IL              2,689           101,160
First Republic Bank/San
   Francisco CA                           1,619            86,778
FirstFed Financial Corp*                    870            49,764
Flagstar Bancorp Inc                      1,822            25,216
Franklin Bank Corp/
   Houston TX*                            1,200            22,140
Fremont General Corp                      3,856            33,933
Glacier Bancorp Inc                       2,850            69,683
Hanmi Financial Corp                      2,300            44,919
Hilb Rogal & Hobbs Co                     1,850            83,805
Independent Bank Corp/MI                  1,154            25,757
Infinity Property &
   Casualty Corp                          1,100            50,798
Inland Real Estate Corp                   3,700            70,707
Investment Technology
   Group Inc*                             2,351            96,226
Irwin Financial Corp                        950            19,627


COMPANY                                   SHARES          VALUE
---------------------------------   ------------------  ---------
Kilroy Realty Corp                        1,657         $ 136,454
LaBranche & Co Inc*                       3,500            30,345
LandAmerica Financial
   Group Inc                                971            67,552
Lexington Realty Trust                    3,070            63,089
LTC Properties Inc                        1,100            28,446
MAF Bancorp Inc                           1,677            74,207
Mid-America Apartment
   Communities Inc                        1,300            71,799
Nara Bancorp Inc                          1,163            21,527
National Retail Properties Inc            3,152            76,215
New Century Financial Corp                2,482            37,975
Parkway Properties Inc/Md                   865            46,528
Philadelphia Consolidated
   Holding Co*                            3,090           141,862
Piper Jaffray Cos*                        1,018            66,282
Portfolio Recovery
   Associates Inc*                          800            35,232
Presidential Life Corp                    1,505            30,732
PrivateBancorp Inc                        1,017            37,243
ProAssurance Corp*                        1,796            92,494
Prosperity Bancshares Inc                 1,400            48,678
Provident Bankshares Corp                 1,686            57,847
PS Business Parks Inc                       900            64,800
RLI Corp                                  1,092            61,218
Safety Insurance Group Inc                  800            33,976
SCPIE Holdings Inc*                         473            10,988
Selective Insurance Group                 3,244            79,283
Senior Housing
   Properties Trust                       3,500            83,790
South Financial Group Inc/The             4,340           116,225
Sovran Self Storage Inc                     959            55,833
Sterling Bancorp/NY                       1,000            18,670
Sterling Bancshares Inc/TX                3,445            39,824
Sterling Financial Corp/WA                2,038            67,030
Stewart Information
   Services Corp                            928            37,677
Susquehanna Bancshares Inc                2,763            67,030
SWS Group Inc                             1,180            31,105
Trustco Bank Corp NY                      3,818            37,760
UCBH Holdings Inc                         5,434           103,572
Umpqua Holdings Corp                      3,193            86,243
United Bankshares Inc                     1,934            68,792
United Fire & Casualty Co                   900            31,185
Whitney Holding Corp                      3,726           118,189
Wilshire Bancorp Inc                        800            13,632
Wintrust Financial Corp                   1,238            56,750
World Acceptance Corp*                      952            39,032
Zenith National Insurance
   Corp                                   2,073            99,815
                                                        ---------
Total Financial                                         4,879,132
                                                        ---------
Industrial (17.54%)
AAR Corp*                                 2,078            60,491
Acuity Brands Inc                         2,385           132,129
Advanced Energy
   Industries Inc*                        1,553            31,277
Albany International Corp                 1,699            58,106
AM Castle & Co                              759            21,859
Analogic Corp                               700            39,165
AO Smith Corp                             1,208            46,713
Apogee Enterprises Inc                    1,275            26,750
Applied Industrial
   Technologies Inc                       2,236            53,642
Aptargroup Inc                            1,875           123,375
Arkansas Best Corp                        1,481            58,455
Armor Holdings Inc*                       1,673           106,553
Astec Industries Inc*                       914            35,152
Baldor Electric Co                        1,689            61,480
Barnes Group Inc                          1,770            39,524


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND                                                2/28/2007

               PORTFOLIO OF INVESTMENTS (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------


COMPANY                                   SHARES            VALUE
---------------------------------   ------------------   ----------
Bel Fuse Inc                                579          $   18,406
Belden CDT Inc                            2,364             109,619
Benchmark Electronics Inc*                3,608              77,500
Brady Corp                                2,844              93,113
Briggs & Stratton Corp                    3,004              87,837
Bristow Group Inc*                        1,161              42,551
C&D Technologies Inc                      1,187               6,612
Ceradyne Inc*                             1,521              78,484
Checkpoint Systems Inc*                   2,228              43,580
Chesapeake Corp                           1,001              15,445
Clarcor Inc                               3,004              93,094
Cognex Corp                               2,720              59,650
Coherent Inc*                             1,849              55,581
CTS Corp                                  1,721              23,320
Cubic Corp                                  771              16,268
Curtiss-Wright Corp                       2,554              89,339
Cymer Inc*                                2,086              86,694
Daktronics Inc                            1,886              50,300
Dionex Corp*                              1,077              66,365
Drew Industries Inc*                        800              23,040
EDO Corp                                  1,023              24,593
EGL Inc*                                  1,882              66,265
Electro Scientific Industries
   Inc*                                   1,341              28,858
ElkCorp                                   1,011              43,786
EMCOR Group Inc*                          1,652              99,219
EnPro Industries Inc*                     1,100              41,789
Esterline Technologies Corp*              1,486              60,807
FEI Co*                                   1,705              55,924
Flir Systems Inc*                         3,650             126,874
Forward Air Corp                          1,656              54,019
Gardner Denver Inc*                       3,026             102,491
GenCorp Inc*                              2,884              40,059
Gerber Scientific Inc*                    1,029              10,846
Greatbatch Inc*                           1,017              26,401
Griffon Corp*                             1,420              33,356
Heartland Express Inc                     3,131              51,693
HUB Group Inc*                            2,200              69,674
IDEX Corp                                 3,073             159,827
Insituform Technologies Inc*              1,227              31,092
Intermet Corp*(d)                         1,230                  --
Intevac Inc*                              1,100              29,997
Itron Inc*                                1,470              94,991
Kaman Corp                                1,048              23,905
Kansas City Southern*                     4,315             138,253
Kaydon Corp                               1,447              62,756
Keithley Instruments Inc                    720              10,908
Kirby Corp*                               2,916             106,551
Knight Transportation Inc                 3,384              63,213
Landstar System Inc                       3,158             141,131
Lawson Products                             456              17,871
Lennox International Inc                  3,319             113,908
Lindsay Corp                                549              18,853
Littelfuse Inc*                           1,132              41,692
LoJack Corp*                              1,100              20,944
Lydall Inc*                                 745              10,661
Magnetek Inc*                             1,366               7,158
Manitowoc Co Inc/The                      3,342             196,175
Methode Electronics Inc                   1,654              17,880
Moog Inc*                                 2,302              87,729
Mueller Industries Inc                    2,095              62,431
Myers Industries Inc                      1,536              26,158
NCI Building Systems Inc*                 1,100              61,424
Neenah Paper Inc                            750              27,825
Old Dominion Freight Line*                1,500              46,665
Park Electrochemical Corp                 1,018              28,463
Paxar Corp*                               2,034              46,843
Photon Dynamics Inc*                        781               9,216
Planar Systems Inc*                         664               5,936
Quanex Corp                               2,196              85,842


COMPANY                                   SHARES            VALUE
---------------------------------   ------------------   ----------
Regal-Beloit Corp                         1,574          $   71,208
Robbins & Myers Inc                         666              26,087
Rogers Corp*                                850              41,149
Shaw Group Inc/The*                       4,644             142,942
Simpson Manufacturing
   Co Inc                                 1,890              62,786
Sonic Solutions Inc*                      1,173              17,044
Spectrum Brands Inc*                      2,267              20,018
Standex International Corp                  564              15,882
Sturm Ruger & Co Inc*                     1,292              13,579
Technitrol Inc                            2,070              45,519
Teledyne Technologies Inc*                1,966              74,806
Tetra Tech Inc*                           3,368              60,051
Texas Industries Inc                      1,386             109,785
Tredegar Corp                             1,471              32,818
Trimble Navigation Ltd*                   6,200             164,052
Triumph Group Inc                           814              43,639
Universal Forest Products Inc               881              45,662
URS Corp*                                 2,804             116,562
Valmont Industries Inc                      824              46,737
Vicor Corp                                1,051               9,816
Waste Connections Inc*                    2,439             107,853
Watts Water Technologies Inc              1,555              58,561
Woodward Governor Co                      1,737              72,363
X-Rite Inc                                  987              11,656
                                                        -----------
Total Industrial                                          6,174,996
                                                        -----------
Technology (8.76%)
Actel Corp*                               1,218              20,389
Agilysys Inc                              1,491              31,311
Allscripts Healthcare Solutions
   Inc*                                   2,500              67,700
Altiris Inc*                              1,400              45,556
Ansys Inc*                                2,176             111,020
ATMI Inc*                                 2,001              66,513
Avid Technology Inc*                      2,399              80,127
Axcelis Technologies Inc*                 5,102              37,143
Brooks Automation Inc*                    4,331              67,260
CACI International Inc*                   1,595              74,168
Captaris Inc*                             1,544               9,588
Carreker Corp*                            1,093               8,722
Catapult Communications
   Corp*                                    597               6,060
Cerner Corp*                              3,570             186,033
Ciber Inc*                                2,938              20,654
Cohu Inc                                    984              18,342
Dendrite International Inc*               2,129              27,123
Digi International Inc*                     989              13,223
Diodes Inc*                               1,100              41,294
DSP Group Inc*                            1,496              30,803
eFunds Corp*                              2,455              61,645
Epicor Software Corp*                     3,100              41,726
EPIQ Systems Inc*                           854              15,141
Exar Corp*                                1,952              26,254
Factset Research Systems Inc              2,034             123,789
Global Imaging Systems Inc*               2,854              57,280
Global Payments Inc                       3,686             141,800
Hutchinson Technology Inc*                1,338              30,266
Hyperion Solutions Corp*                  3,101             132,847
Inter-Tel Inc                             1,318              30,499
JDA Software Group Inc*                   1,393              20,700
Keane Inc*                                2,500              34,300
Komag Inc*                                1,700              57,783
Kopin Corp*                               3,225              11,642
Kronos Inc/MA*                            1,893              74,774
Kulicke & Soffa Industries
   Inc*                                   2,607              24,767
Manhattan Associates Inc*                 1,548              43,065
Mantech International Corp*                 939              32,349
Mapinfo Corp*                             1,036              14,504


COMPANY                                   SHARES            VALUE
---------------------------------   ------------------   ----------
Mercury Computer
   Systems Inc*                           1,010          $   12,847
Micros Systems Inc*                       2,200             122,672
Microsemi Corp*                           3,651              73,969
MKS Instruments Inc*                      2,000              48,240
MTS Systems Corp                          1,024              38,687
Napster Inc*                              1,603               6,236
Neoware Inc*                              1,100              12,958
Pericom Semiconductor Corp*               1,192              12,063
Phoenix Technologies Ltd*                 1,166               7,253
Photronics Inc*                           2,089              32,212
Progress Software Corp*                   2,349              65,889
Quality Systems Inc                         800              32,744
Radiant Systems Inc*                      1,286              15,432
Radisys Corp*                               829              13,032
Rudolph Technologies Inc*                   760              12,388
Skyworks Solutions Inc*                   9,282              61,261
SPSS Inc*                                   804              27,794
Standard Microsystems Corp*               1,264              36,112
Supertex Inc*                               590              24,220
Synaptics Inc*                            1,300              31,902
Take-Two Interactive Software
   Inc*                                   4,154              73,941
Talx Corp                                 1,909              64,963
THQ Inc*                                  3,685             118,694
TradeStation Group Inc*                   1,300              15,366
Ultratech Inc*                            1,126              14,908
Varian Semiconductor
   Equipment Associates Inc*              2,944             140,694
Veeco Instruments Inc*                    1,520              29,777
                                                        -----------
Total Technology                                          3,084,414
                                                        -----------
Utilities (4.74%)
Allete Inc                                1,780              83,357
American States Water Co                    745              28,236
Atmos Energy Corp                         4,738             149,342
Avista Corp                               2,483              58,102
Cascade Natural Gas Corp                    520              13,520
Central Vermont Public
   Service Corp                             573              14,331
CH Energy Group Inc                         808              38,267
Cleco Corp                                2,940              77,028
CROCS Inc*                                1,800              87,696
El Paso Electric Co                       2,842              66,901
Energen Corp                              3,930             190,526
Green Mountain Power Corp                   231               7,951
Laclede Group Inc/The                     1,063              33,166
New Jersey Resources Corp                 1,614              79,715
Northwest Natural Gas Co                  1,401              62,022
Piedmont Natural Gas Co                   4,020             101,022
South Jersey Industries Inc               1,500              51,899
Southern Union Co                         5,708             167,243
Southwest Gas Corp                        2,279              84,595
UGI Corp                                  5,710             149,087
UIL Holdings Corp                         1,240              45,172
Unisource Energy Corp                     2,052              77,790
                                                        -----------
Total Utilities                                           1,666,968
                                                        -----------
Total Common Stock
    (Cost $21,908,061)                                  $31,694,606
                                                        -----------


Corporate Debt


PAR VALUE
---------
             Mueller Industry Inc.
$15,000      (11/01/2014)                               $    14,325
                                                        -----------
Total Corporate Debt (Cost $15,000)                          14,325
                                                        -----------
Short-Term Investments (9.96%)
Money Fund (0.04%)


The United States Treasury
   Trust(b)                              13,632         $    13,632
                                                        -----------


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND                                                2/28/2007

               PORTFOLIO OF INVESTMENTS (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------


United States Treasury Bills (9.92%)

PAR VALUE
----------
$3,000,000      United States Treasury
                 Bill 03/08/2007(c)      $  2,997,159
   500,000      United States Treasury
                 Bill 04/19/2007              496,605
                                         ------------
Total United States Treasury Bills          3,493,764
                                         ------------
Total Short-Term Investments
 (Cost $3,507,396)                          3,507,396
                                         ------------
Total Investments (Cost $25,430,457)(a)
 (100.03%)                                 35,216,327


Net Other Liabilities (-0.03%)                (11,858)
                                         ------------

Net Assets (100%)                        $ 35,204,469
                                         ============


*     Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $25,430,457. At 02/28/2007, unrealized appreciation (depreciation) of securities is as follows:

      Unrealized appreciation            $ 11,631,152
      Unrealized depreciation              (1,845,282)
                                         ------------
      Net unrealized appreciation
         (depreciation)                  $  9,785,870
                                         ============

(b)   See Note 5 regarding investments in The United States Treasury Trust Fund.

(c) At February 28, 2007, certain United States Trea sury Bills with a market value of $199,811 were pledged to cover margin requirements for fu tures contracts.

(d)   In bankruptcy.

(e) Futures contracts at February 28, 2007: Contracts 500 times premium/delivery month/commitment)

                                          UNREALIZED
                                         DEPRECIATION
RUSSELL 2000 STOCK INDEX                 ------------
8/Mar 07/Long                            $    (25,838)
                                         ============

--------------------------------------------------------------------------------
EQUITY INCOME FUND        PORTFOLIO OF INVESTMENTS (UNAUDITED)         2/28/2007
--------------------------------------------------------------------------------

COMPANY                                    SHARES          VALUE
----------------------------------   ------------------  ---------
Common Stock (83.99%)
Basic Materials (3.17%)
Chemicals (1.49%)
Praxair Inc                                3,692         $ 227,759
Sherwin-Williams Co/The                    1,746           116,196
                                                         ---------
                                                           343,955
                                                         ---------
Forest Products & Paper (0.85%)
Plum Creek Timber Co Inc
   (REIT)                                  4,950           196,317
Mining (0.83%)
Alcoa Inc                                  5,750           192,108
                                                         ---------
Total Basic Materials                                      732,380
                                                         ---------
Communications (4.7%)
Media (2.99%)
McGraw-Hill Cos Inc/The                   10,678           689,906
Telecommunications (1.71%)
AT&T Inc                                  10,744           395,379
                                                         ---------
Total Communications                                     1,085,285
                                                         ---------
Consumer, Cyclical (10.38%)
Apparel (0.78%)
Hanesbrands Inc*                           1,537            43,974
Liz Claiborne Inc                          3,036           136,620
                                                         ---------
                                                           180,594
                                                         ---------
Auto Manufacturers (1.38%)
Ford Motor Co                             40,100           317,592
Home Furnishings (0.28%)
Leggett & Platt Inc                        2,725            64,910
Retail (7.94%)
Lowe's Cos Inc                            11,500           374,440
McDonald's Corp                           12,368           540,729
Ross Stores Inc                            3,692           120,987
Sears Holdings Corp*                         717           129,239
TJX Cos Inc                                5,750           158,125
Target Corp                                5,639           346,968
Wal-Mart Stores Inc                        3,381           163,302
                                                         ---------
                                                         1,833,790
                                                         ---------
Total Consumer, Cyclical                                 2,396,886
                                                         ---------
Consumer, Non-Cyclical (16.65%)
Agriculture (2.02%)
Altria Group Inc                           2,000           168,560
Reynolds American Inc                      4,892           298,657
                                                         ---------
                                                           467,217
                                                         ---------
Beverages (2.77%)
Anheuser-Busch Cos Inc                     3,036           149,007
Coca-Cola Co/The                          10,500           490,140
                                                         ---------
                                                           639,147
                                                         ---------
Commercial Services (1.96%)
Moody's Corp                               4,092           264,834
Western Union Co/The                       8,609           186,557
                                                         ---------
                                                           451,391
                                                         ---------


COMPANY                                    SHARES          VALUE
----------------------------------   ------------------  ---------
Cosmetics / Personal Care (0.87%)
Procter & Gamble Co                        3,180         $ 201,898
Food (2.10%)
Sara Lee Corp                             12,300           202,458
Tyson Foods Inc                           15,472           282,364
                                                         ---------
                                                           484,822
                                                         ---------
Healthcare-Products (2.25%)
Baxter International Inc                  10,411           520,654
Healthcare-Services (1.34%)

Aetna Inc                                  6,984           309,182
Household Products/ Wares (0.65%)

ACCO Brands Corp*                            410             8,930
Fortune Brands Inc                         1,746           140,378
                                                         ---------
                                                           149,308
                                                         ---------
Pharmaceuticals (2.69%)

AmerisourceBergen Corp                     5,606           295,268
Merck & Co Inc                             1,000            44,160
Pfizer Inc                                11,300           282,048
                                                         ---------
                                                           621,476
                                                         ---------
Total Consumer, Non-Cyclical                             3,845,095
                                                         ---------
Energy (9.41%)
Oil & Gas (8.09%)
Apache Corp                                4,126           282,755
Chevron Corp                               3,140           215,435
ConocoPhillips                             4,348           284,446
Devon Energy Corp                          4,752           312,254
ENSCO International Inc                    3,370           168,871
Exxon Mobil Corp                           6,236           446,996
GlobalSantaFe Corp                         2,725           157,042
                                                         ---------
                                                         1,867,799
                                                         ---------
Oil & Gas Services (1.13%)

Baker Hughes Inc                           2,280           148,451
Tidewater Inc                              2,180           113,295
                                                         ---------
                                                           261,746
                                                         ---------
Pipelines (0.19%)
Spectra Energy Corp                        1,700            43,741
                                                         ---------
Total Energy                                             2,173,286
                                                         ---------
Financial (24.59%)
Banks (7.47%)
Bank of America Corp                      13,016           662,124
Fifth Third Bancorp                        7,723           311,082
SunTrust Banks Inc                         2,102           177,220
Wells Fargo & Co                          16,594           575,812
                                                         ---------
                                                         1,726,238
                                                         ---------
Diversified Financial Services (2.27%)

Citigroup Inc                             10,411           524,714
Insurance (6.96%)
American International
   Group Inc                               4,225           283,498
Fidelity National Financial Inc            3,659            87,816
Arthur J Gallagher & Co                    6,200           177,506


COMPANY                                    SHARES          VALUE
----------------------------------   ------------------  ---------
Marsh & McLennan Cos Inc                  11,100         $ 326,562
Metlife Inc                                5,928           374,353
Stancorp Financial Group Inc               5,650           272,330
XL Capital Ltd                             1,201            85,271
                                                         ---------
                                                         1,607,336
                                                         ---------
REITS (7.89%)
Annaly Capital Management Inc              7,408           103,860
Boston Properties Inc                      1,746           209,695
iStar Financial Inc                        3,704           177,236
Kimco Realty Corp                          4,026           202,347
Mills Corp/The                             5,000           124,850
Realty Income Corp                         7,408           203,794
SL Green Realty Corp                       2,280           332,561
Simon Property Group Inc                   2,180           245,773
Vornado Realty Trust                       1,746           222,091
                                                         ---------
                                                         1,822,207
                                                         ---------
Total Financial                                          5,680,495
                                                         ---------
Industrial (4.36%)
Aerospace / Defense (0.02%)
Raytheon Co*                                 220             3,934
Building Materials (0.49%)
Masco Corp                                 3,804           113,549
Hand/Machine Tools (0.55%)

Stanley Works/The                          2,280           126,700
Machinery - Construction & Mining (1.20%)
Caterpillar Inc                            4,292           276,491
Metal Fabricate/Hardware (0.72%)

Worthington Industries Inc                 8,400           167,328
Miscellaneous Manufacturing (1.38%)

ITT Corp                                   2,134           126,375
3M Co                                      2,612           193,497
                                                         ---------
                                                           319,872
                                                         ---------
Total Industrial                                         1,007,874
                                                         ---------
Technology (6.27%)
Computers (2.32%)
Dell Inc*                                  9,949           227,335
Diebold Inc                                1,746            82,708
Hewlett-Packard Co                         5,750           226,435
                                                         ---------
                                                           536,478
                                                         ---------
Office/Business Equipment (0.47%)

Pitney Bowes Inc                           2,280           108,779
Semiconductors (1.48%)
Intel Corp                                17,263           342,671
Software (2.00%)
Fidelity National Information
   Services Inc                            1,608            73,888
First Data Corp                            8,609           219,788
Microsoft Corp                             5,973           168,259
                                                         ---------
                                                           461,935
                                                         ---------
Total Technology                                         1,449,863
                                                         ---------


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
EQUITY INCOME FUND                                                     2/28/2007

               PORTFOLIO OF INVESTMENTS (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------


COMPANY                         SHARES      VALUE
----------------------------   --------  -----------
Utilities (4.46%)
Electric (4.46%)
Consolidated Edison Inc        6,200    $    301,196
Duke Energy Corp               3,400          66,946
Entergy Corp                   1,746         172,330
Exelon Corp                    3,146         207,415
Progress Energy Inc            1,579          77,149
SCANA Corp                     4,900         204,476
                                        ------------
                                           1,029,512
                                        ------------
Total Utilities                            1,029,512
                                        ------------
Total Common Stock
 (Cost $13,685,435)                     $ 19,400,676
                                        ------------
Short-Term Investments (15.91%)
Money Fund (0.35%)
The United States Treasury
 Trust(b)                     81,503    $     81,503
                                        ------------

United States Treasury Bills (15.56%)

PAR VALUE
----------
$3,200,000      United States Treasury
                 Bill 03/08/2007(c)     $   3,196,980
   400,000      United States Treasury
                 Bill 04/19/2007              397,286
                                        ------------
Total United States Treasury Bills          3,594,266
                                        ------------
Total Short-Term Investments
(Cost $3,675,769)                           3,675,769
                                        ------------
Total Investment (Cost $17,361,204)(a)
(99.90%)                                   23,076,445
Net Other Assets (0.10%)                       22,010
                                        ------------
Net Assets (100%)                       $  23,098,455
                                        =============

*     Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $17,367,781. At 02/28/2007, unrealized appreciation (depreciation) of securities is as follows:


      Unrealized appreciation           $   6,572,872
      Unrealized depreciation                (864,208)
                                         -----------
      Net unrealized appreciation
         (depreciation)                 $   5,708,664
                                         ============


(b)   See Note 5 regarding investments in The United States Treasury Trust Fund.

(c) At February 28, 2007, certain United States Treasury Bills with a market value of $199,811 were pledged to cover margin requirements for futures contracts.

(d) Futures contracts at February 28, 2007: Contracts 250 times premium/delivery month/commitment)


                                          UNREALIZED
                                         DEPRECIATION
S&P 500 INDEX                           -------------
10/Mar 07/Long                          $     (22,920)
                                        =============

--------------------------------------------------------------------------------
EUROPEAN GROWTH & INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)     2/28/2007
--------------------------------------------------------------------------------

COMPANY                                   SHARES           VALUE
---------------------------------   ------------------  -----------
Common Stock (95.99%)
Basic Materials (3.45%)
Chemicals (2.07%)
Arkema ADR*                                 148         $     7,261
BASF AG ADR                               1,444             146,869
Bayer AG ADR                              1,515              87,097
                                                        -----------
                                                            241,227
                                                        -----------
Mining (1.38%)
Anglo American PLC                          400               9,448
Rio Tinto PLC ADR                           700             151,662
                                                        -----------
                                                            161,110
                                                        -----------
Total Basic Materials                                       402,337
                                                        -----------
Communications (14.82%)
Telecommunications (14.82%)
Alcatel-Lucent ADR*                       1,722              22,735
BT Group PLC ADR                          2,460             142,877
Deutsche Telekom AG ADR                   7,425             133,353
Telefonaktiebolaget LM
   Ericsson ADR                           4,194             149,977
France Telecom SA ADR                     4,500             121,950
Nokia OYJ ADR                            15,928             347,708
Telecom Italia SpA ADR                    2,947              89,353
Telefonica SA ADR                         4,365             281,019
Vodafone Group PLC ADR                   15,733             438,951
                                                        -----------
                                                          1,727,923
                                                        -----------
Total Communications                                      1,727,923
                                                        -----------
Consumer, Cyclical (1.54%)
Auto Manufacturers (1.54%)
DaimlerChrysler AG                        2,635             179,364
                                                        -----------
Total Consumer, Cyclical                                    179,364
                                                        -----------
Consumer, Non-Cyclical (19.42%)
Beverages (1.45%)
Diageo PLC ADR                            2,135             169,498
Cosmetics/Pers Care (0.72%)
L'Oreal SA ADR                            4,005              83,726
Food (4.52%)
Nestle SA ADR                             4,365             407,036
Unilever NV ADR                           4,608             119,670
                                                        -----------
                                                            526,706
                                                        -----------
Pharmaceuticals (12.73%)
AstraZeneca PLC ADR                       4,598             258,086
GlaxoSmithKline PLC ADR                   8,888             499,239
Novartis AG ADR                           6,957             385,627


COMPANY                                   SHARES           VALUE
---------------------------------   ------------------  -----------
Roche Holding AG ADR                      3,816         $   340,578
                                                        -----------
                                                          1,483,530
                                                        -----------
Total Consumer, Non-Cyclical
                                                          2,263,460
                                                        -----------
Energy (15.74%)
Oil & Gas (15.74%)
BP PLC ADR                                8,076             497,805
ENI SpA ADR                               4,132             253,002
Royal Dutch Shell PLC ADR                 3,435             223,447
Royal Dutch Shell PLC ADR                 5,920             384,859
Total SA ADR                              7,058             475,145
                                                        -----------
                                                          1,834,258
                                                        -----------
Total Energy                                              1,834,258
                                                        -----------
Financial (33.26%)
Banks (25.41%)
ABN AMRO Holding NV ADR                   5,665             198,842
BNP Paribas ADR                           4,752             247,760
Banco Bilbao Vizcaya
   Argentaria SA ADR                      9,579             233,344
Banco Santander Central
   Hispano SA ADR                        18,358             340,541
Barclays PLC ADR                          8,051             471,225
Credit Suisse Group ADR                   3,153             218,345
HSBC Holdings PLC ADR                     5,430             475,668
Lloyds TSB Group PLC ADR                  3,955             179,201
Deutsche Bank AG                          1,696             222,702
UBS AG                                    6,350             374,904
                                                        -----------
                                                          2,962,532
                                                        -----------
Insurance (7.85%)
Aegon NV ADR                              2,989              59,212
Allianz SE ADR                           11,457             246,669
AXA SA ADR                                4,584             195,691
ING Groep NV ADR                          5,632             240,655
Prudential PLC ADR                        2,089              55,567
Swiss Reinsurance ADR                       960              81,600
Zurich Financial Services AG
   ADR                                    1,265              36,053
                                                        -----------
                                                            915,447
                                                        -----------
Total Financial                                           3,877,979
                                                        -----------
Industrial (3.15%)
Electronics (1.03%)
Koninklijke Philips Electronics
   NV ADR                                 3,284             120,588
Miscellaneous Manufacturing (2.12%)
Siemens AG ADR                            2,335             246,669
                                                        -----------
Total Industrial                                            367,257
                                                        -----------


COMPANY                                   SHARES           VALUE
---------------------------------   ------------------  -----------
Technology (0.97%)
Software (0.97%)
SAP AG ADR                                2,467         $   113,408
                                                        -----------
Total Technology                                            113,408
                                                        -----------
Utilities (3.64%)
Electric (2.26%)
E.ON AG ADR                               6,035             263,186
Water (1.38%)
Suez SA ADR                               3,337             161,211
                                                        -----------
Total Utilities                                             424,397
                                                        -----------
Total Common Stock
   (Cost $8,286,790)                                    $11,190,383
                                                        -----------
Short-Term Investments (3.97%)

Money Fund (0.55%)
The United States Treasury
   Trust(b)                              64,050         $    64,050
                                                        -----------

United States Treasury Bills (3.42%)

PAR VALUE
---------
$200,000      United States Treasury
               Bill 03/08/2007                          $   199,805
 200,000      United States Treasury
               Bill 04/19/2007                              198,629
                                                        -----------
Total United States Treasury Bills                          398,434
                                                        -----------
Total Short-Term Investments
(Cost $462,484)                                             462,484
                                                        -----------
Total Investments
(Cost $8,749,274)(a) (99.96%)                            11,652,867
Net Other Assets (0.04%)                                      4,133
                                                        -----------
Net Assets (100%)                                       $11,657,000
                                                        ===========

*     Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $8,749,834. At 02/28/2007, unrealized appreciation (depreciation) of securities is as follows:


      Unrealized appreciation                           $ 3,175,229
      Unrealized depreciation                              (272,196)
                                                        -----------
      Net unrealized appreciation
         (depreciation)                                 $ 2,903,033
                                                        ===========

(b)   See Note 5 regarding investments in The United States Treasury Trust Fund


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
NASDAQ-100 INDEX FUND                                                  2/28/2007

                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


COMPANY                                   SHARES           VALUE
---------------------------------   ------------------  -----------
Common Stock (97.16%)
Basic Materials (0.31%)
Sigma-Aldrich Corp                        1,336         $    54,776
                                                        -----------
Total Basic Materials                                        54,776
                                                        -----------
Communications (30.07%)
Akamai Technologies Inc*                  1,700              87,669
Amazon.Com Inc*                           3,246             127,048
Check Point Software
   Technologies*                          2,606              58,843
Checkfree Corp*                           1,114              42,243
Cisco Systems Inc*                       24,580             637,605
Comcast Corp*                            16,044             412,652
Comverse Technology Inc*                  2,693              59,192
Discovery Holding Co*                     3,067              49,256
eBay Inc*                                11,739             376,352
EchoStar Communications
   Corp*                                  2,414              98,008
Expedia Inc*                              3,716              79,002
Gemstar-TV Guide
   International Inc*                        54                 219
Google Inc*                               1,564             702,940
IAC/InterActiveCorp*                      3,502             137,278
Juniper Networks Inc*                     4,139              78,268
Lamar Advertising Co*                       915              58,606
Level 3 Communications Inc*              12,900              84,753
Liberty Global Inc*                       2,312              66,562
Liberty Media
   Corp - Interactive*                    7,000             164,990
Millicom International
   Cellular SA*                           1,100              79,090
Monster Worldwide Inc*                    1,618              80,673
NII Holdings Inc*                         1,693             119,932
Qualcomm Inc                             22,354             900,419
Sirius Satellite Radio Inc*              18,579              67,813
Symantec Corp*                           10,973             187,638
Telefonaktiebolaget LM
   Ericsson ADR                           1,200              42,912
Tellabs Inc*                              3,293              34,511
VeriSign Inc*                             2,614              66,134
Virgin Media Inc                          3,792              99,388
XM Satellite Radio
   Holdings Inc*                          2,952              42,391
Yahoo! Inc*                               7,488             231,080
                                                        -----------
Total Communications                                      5,273,467
                                                        -----------
Consumer, Cyclical (10.68%)
American Eagle Outfitters                 1,700              52,785
Bed Bath & Beyond Inc*                    4,244             169,293
CDW Corp                                    924              57,362
Cintas Corp                               2,296              92,712
Costco Wholesale Corp                     2,804             156,716
Fastenal Co                               1,608              56,714
Paccar Inc                                3,167             220,075
PetSmart Inc                              1,828              55,407
Ross Stores Inc                           1,836              60,166
Sears Holdings Corp*                      1,769             318,862
Staples Inc                               5,731             149,121
Starbucks Corp*                          11,876             366,968
Wynn Resorts Ltd                          1,200             117,624
                                                        -----------
Total Consumer, Cyclical                                  1,873,805
                                                        -----------


COMPANY                                   SHARES           VALUE
---------------------------------   ------------------  -----------
Consumer, Non-Cyclical (15.18%)
Amgen Inc*                                6,213         $   399,247
Amylin Pharmaceuticals Inc*               1,400              54,474
Apollo Group Inc*                         1,998              94,485
Biogen Idec Inc*                          4,154             187,719
Biomet Inc                                3,722             157,552
Celgene Corp*                             4,200             223,860
Dentsply International Inc                1,588              50,086
Express Scripts Inc*                      1,444             108,892
Genzyme Corp*                             3,671             226,868
Gilead Sciences Inc*                      5,111             365,743
Intuitive Surgical Inc*                     400              44,440
Medimmune Inc*                            2,993              95,507
Patterson Cos Inc*                        1,704              56,880
Paychex Inc                               4,033             163,861
Sepracor Inc*                             1,200              63,072
Teva Pharmaceutical Industries
   Ltd ADR                                7,034             250,129
Vertex Pharmaceuticals Inc*               1,500              46,035
Whole Foods Market Inc                    1,538              73,470
                                                        -----------
Total Consumer,
   Non-Cyclical                                           2,662,320
                                                        -----------
Energy (0.29%)
Patterson-UTI Energy Inc                  2,249              50,130
                                                        -----------
Total Energy                                                 50,130
                                                        -----------
Industrial (2.71%)
CH Robinson Worldwide Inc                 2,046             104,264
Expeditors International
   Washington Inc                         2,400             107,640
Flextronics International Ltd*            7,018              76,707
Garmin Ltd                                2,180             119,377
Joy Global Inc                            1,500              66,510
                                                        -----------
Total Industrial                                            474,498
                                                        -----------
Technology (37.93%)
Activision Inc*                           3,149              52,651
Adobe Systems Inc*                        6,640             260,620
Altera Corp*                              5,969             126,006
Apple Inc*                               13,348           1,129,374
Applied Materials Inc                     8,112             150,640
Autodesk Inc*                             2,900             119,335
BEA Systems Inc*                          4,655              55,534
Broadcom Corp*                            4,936             168,268
Cadence Design Systems Inc*               3,230              64,406
Citrix Systems Inc*                       2,399              77,248
Cognizant Technology
   Solutions Corp*                        1,600             144,320
Dell Inc*                                 9,657             220,662
Electronic Arts Inc*                      3,404             171,630
Fiserv Inc*                               2,473             130,970
Infosys Technologies Ltd                  1,200              65,112
Intel Corp                               23,006             456,669
Intuit Inc*                               5,144             151,799
Kla-Tencor Corp                           2,682             138,767
Lam Research Corp*                        1,571              70,161
Linear Technology Corp                    4,549             150,981
Marvell Technology
   Group Ltd*                             6,590             135,227
Maxim Integrated Products Inc             5,019             164,372
Microchip Technology Inc                  2,016              71,770


COMPANY                                   SHARES           VALUE
---------------------------------   ------------------  -----------
Microsoft Corp                           38,010         $ 1,070,742
Network Appliance Inc*                    4,414             170,689
Nvidia Corp*                              3,732             115,692
Oracle Corp*                             24,782             407,169
Research In Motion Ltd*                   2,063             290,079
SanDisk Corp*                             2,324              84,641
Sun Microsystems Inc*                    17,139             105,063
Xilinx Inc                                5,158             132,149
                                                        -----------
Total Technology                                          6,652,746
                                                        -----------
Total Common Stock
    (Cost $14,518,241)                                  $17,041,742
                                                        -----------

Short-Term Investments (2.92%)

Money Fund (0.07%)
The United States Treasury
   Trust(b)                              12,278         $    12,278
                                                        -----------


United States Treasury Bills (2.84%)


PAR VALUE
---------
$ 400,000      United States Treasury
                Bill 03/08/2007(c)                      $   399,620
  100,000      United States Treasury
                Bill 04/19/2007                              99,325
                                                        -----------
Total United States Treasury Bills                          498,945
                                                        -----------
Total Short-Term Investments
 (Cost $511,223)                                            511,223
                                                        -----------
Total Investments
 (Cost $15,029,464)(a) (100.08%)                         17,552,965
Net Other Liabilities (-0.08%)                              (13,524)
                                                        -----------
Net Assets (100.00%)                                    $17,539,441
                                                        ===========

*     Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $15,136,013. At 02/28/2007, unrealized appreciation (depreciation) of securities is as follows:


      Unrealized appreciation                           $ 4,722,230
      Unrealized depreciation                            (2,305,278)
                                                        -----------
      Net unrealized appreciation
         (depreciation)                                 $ 2,416,952
                                                        ===========

(b)   See Note 5 regarding investments in The United States Treasury Trust Fund.

(c) At February 28, 2007, certain United States Treasury Bills with a market value of $99,905 were pledged to cover margin requirements for futures contracts.

(d) Futures contracts at February 28, 2007: Contracts 100 times premium/delivery month/commitment)


                             UNREALIZED
                            DEPRECIATION
NASDAQ 100 STOCK INDEX     -------------
2/Mar 07/Long              $      (7,210)
                           =============


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        STATEMENT OF ASSETS & LIABILITIES
                          FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    CALIFORNIA
                                                     TAX-FREE       CALIFORNIA INSURED
                                                    INCOME FUND      INTERMEDIATE FUND
                                                --------------------------------------
Assets
 Investments at market value (identified cost:
  $117,710,231; $17,968,783; $98,387,152;
  $26,475,185; $12,976,179 and $46,934,417
  respectively.) (Note 1)                         $  123,614,662       $ 18,031,912
 Cash                                                     81,188             30,108
 Interest receivable                                   1,468,193            194,332
 Receivable for fund shares sold                          19,232                 --
                                                  --------------       ------------
   Total Assets                                   $  125,183,275       $ 18,256,352
                                                  --------------       ------------
Liabilities
 Payable for fund shares repurchased                      26,283             25,220
 Payable to Investment Advisor                            46,749              3,558
 Distributions Payable                                   104,315              7,108
 Accrued 12b-1 fee - K Shares                                 --                 --
 Accrued shareholder service fee - K Shares                   --                 --
 Accrued administration fee                                7,320              1,076
 Accrued expenses                                          4,956              4,199
                                                  --------------       ------------
   Total liabilities                              $      189,623       $     41,161
                                                  --------------       ------------
Net assets:                                       $  124,993,652       $ 18,215,191
                                                  ==============       ============
Net Assets at February 28, 2007 consist of
 Paid-in capital                                  $  118,383,946       $ 18,151,826
 Undistributed net investment income                     260,459              1,905
 Accumulated net realized gains (losses)                 444,816             (1,669)
 Unrealized appreciation (depreciation)
  of investments                                       5,904,431             63,129
                                                  --------------       ------------
                                                  $  124,993,652       $ 18,215,191
                                                  ==============       ============
Net assets:
 Direct Shares                                    $  124,993,652       $ 18,215,191
                                                  ==============       ============
 K Shares                                                     --                 --
                                                  ==============       ============
Shares outstanding
 Direct Shares
  (no par value, unlimited shares authorized)         10,607,457          1,741,978
                                                  ==============       ============
 K Shares
  (no par value, unlimited shares authorized)                 --                 --
                                                  ==============       ============
Net asset value per share
 Direct Shares                                    $        11.78       $      10.46
                                                  ==============       ============
 K Shares                                                     --                 --
                                                  ==============       ============


                                                   CALIFORNIA           U.S.           SHORT-TERM          THE
                                                 TAX-FREE MONEY      GOVERNMENT     U.S. GOVERNMENT   UNITED STATES
                                                   MARKET FUND    SECURITIES FUND      BOND FUND      TREASURY TRUST
                                                --------------------------------------------------------------------
Assets
 Investments at market value (identified cost:
  $117,710,231; $17,968,783; $98,387,152;
  $26,475,185; $12,976,179 and $46,934,417
  respectively.) (Note 1)                         $ 98,387,152     $ 26,257,729      $ 12,967,510     $ 46,934,417
 Cash                                                   62,714               --                --           52,783
 Interest receivable                                   690,159          139,791           102,071               --
 Receivable for fund shares sold                            --           12,637             9,391               --
                                                  ------------     ------------      ------------     ------------
   Total Assets                                   $ 99,140,025     $ 26,410,157      $ 13,078,972     $ 46,987,200
                                                  ------------     ------------      ------------     ------------
Liabilities
 Payable for fund shares repurchased                        --           26,087             1,831          153,239
 Payable to Investment Advisor                          23,506            7,299             1,599           10,213
 Distributions Payable                                      --            8,880             1,932               --
 Accrued 12b-1 fee - K Shares                               --            1,027               300              465
 Accrued shareholder service fee - K Shares                 --            1,060               310              494
 Accrued administration fee                              5,722            1,548               838            3,219
 Accrued expenses                                        7,970            6,005             3,530            3,708
                                                  ------------     ------------      ------------     ------------
   Total liabilities                              $     37,198     $     51,906      $     10,340     $    171,338
                                                  ------------     ------------      ------------     ------------
Net assets:                                       $ 99,102,827     $ 26,358,251      $ 13,068,632     $ 46,815,862
                                                  ============     ============      ============     ============
Net Assets at February 28, 2007 consist of
 Paid-in capital                                  $ 99,106,084     $ 26,956,900      $ 13,435,484     $ 46,832,069
 Undistributed net investment income                         1            3,348             1,526              109
 Accumulated net realized gains (losses)                (3,258)        (384,541)         (359,709)         (16,316)
 Unrealized appreciation (depreciation)
  of investments                                            --         (217,456)           (8,669)              --
                                                  ------------     ------------      ------------     ------------
                                                  $ 99,102,827     $ 26,358,251      $ 13,068,632     $ 46,815,862
                                                  ============     ============      ============     ============
Net assets:
 Direct Shares                                    $ 99,102,827     $ 20,334,891      $ 11,370,674     $ 44,047,889
                                                  ============     ============      ============     ============
 K Shares                                                   --     $  6,023,360      $  1,697,958     $  2,767,973
                                                  ============     ============      ============     ============
Shares outstanding
 Direct Shares
  (no par value, unlimited shares authorized)       99,169,454        1,983,934         1,150,701       44,062,935
                                                  ============     ============      ============     ============
 K Shares
  (no par value, unlimited shares authorized)               --          583,702           171,488        2,769,055
                                                  ============     ============      ============     ============
Net asset value per share
 Direct Shares                                    $       1.00     $      10.25      $       9.88     $       1.00
                                                  ============     ============      ============     ============
 K Shares                                                   --     $      10.32      $       9.90     $       1.00
                                                  ============     ============      ============     ============


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        STATEMENT OF ASSETS & LIABILITIES
                   FEBRUARY 28, 2007 (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

                                                     S&P 500         S&P MIDCAP
                                                   INDEX FUND        INDEX FUND
                                                ---------------------------------
Assets
 Investments at market value (identified cost:
  $76,489,168; $129,849,257; $25,430,457;
  $17,361,204; $8,749,274; and $15,029,464
  respectively.) (Note 1)                        $ 112,799,998     $  179,722,237
 Cash                                                       --                 --
 Interest receivable                                       141                166
 Dividend receivable                                   241,824            215,600
 Receivable for fund shares sold                        34,945             20,594
 Variation margin receivable                            23,800              7,920
                                                 -------------     --------------
   Total Assets                                  $ 113,100,708     $  179,966,517
                                                 -------------     --------------
Liabilities
 Payable for fund shares repurchased                   183,185            220,867
 Payable to Investment Advisor                           8,467             49,761
 Accrued 12b-1 fee - K Shares                            1,388              1,239
 Accrued shareholder service fee - K Shares              1,299              1,131
 Accrued administration fee                              6,859             10,802
 Accrued expenses                                       18,283             38,866
                                                 -------------     --------------
   Total liabilities                             $     219,481     $      322,666
                                                 -------------     --------------
Net assets:                                      $ 112,881,227     $  179,643,851
                                                 =============     ==============
Net Assets at February 28, 2007 consist of
 Paid-in capital                                 $  83,609,522     $  120,495,113
 Undistributed net investment income                   331,551            240,582
 Accumulated net realized gains (losses)            (7,339,319)         9,027,591
 Unrealized appreciation (depreciation) of
  investments                                       36,310,830         49,872,980
 Unrealized appreciation (depreciation) of
  futures contracts                                    (31,357)             7,585
                                                 -------------     --------------
                                                 $ 112,881,227     $  179,643,851
                                                 =============     ==============
Net assets:
 Direct Shares                                   $ 105,518,622     $  172,813,740
                                                 =============     ==============
 K Shares                                        $   7,362,605     $    6,830,111
                                                 =============     ==============
Shares outstanding
 Direct Shares
  (no par value, unlimited shares authorized)        3,719,652          7,148,368
                                                 =============     ==============
 K Shares
  (no par value, unlimited shares authorized)          258,480            282,611
                                                 =============     ==============
Net asset value per share
 Direct Shares                                   $       28.37     $        24.18
                                                 =============     ==============
 K Shares                                        $       28.48     $        24.17
                                                 =============     ==============


                                                  S&P SMALLCAP        EQUITY      EUROPEAN GROWTH     NASDAQ-100
                                                   INDEX FUND      INCOME FUND     & INCOME FUND      INDEX FUND
                                                ------------------------------------------------------------------
Assets
 Investments at market value (identified cost:
  $76,489,168; $129,849,257; $25,430,457;
  $17,361,204; $8,749,274; and $15,029,464
  respectively.) (Note 1)                         $ 35,216,327    $ 23,076,445     $ 11,652,867     $  17,552,965
 Cash                                                       --              --               --             3,393
 Interest receivable                                       511             150              159               146
 Dividend receivable                                    12,959          46,137           20,575            13,298
 Receivable for fund shares sold                         9,185          15,886            7,527            10,047
 Variation margin receivable                            30,000          19,728               --             3,000
                                                  ------------    ------------     ------------     -------------
   Total Assets                                   $ 35,268,982    $ 23,158,346     $ 11,681,128     $  17,582,849
                                                  ------------    ------------     ------------     -------------
Liabilities
 Payable for fund shares repurchased                    36,518          40,384           13,835            31,679
 Payable to Investment Advisor                           9,513           9,113            4,118             3,137
 Accrued 12b-1 fee - K Shares                            1,600             836            1,017               920
 Accrued shareholder service fee - K Shares              1,709             860            1,040               946
 Accrued administration fee                              2,120           1,396              701             1,059
 Accrued expenses                                       13,053           7,302            3,417             5,667
                                                  ------------    ------------     ------------     -------------
   Total liabilities                              $     64,513    $     59,891     $     24,128     $      43,408
                                                  ------------    ------------     ------------     -------------
Net assets:                                       $ 35,204,469    $ 23,098,455     $ 11,657,000     $  17,539,441
                                                  ============    ============     ============     =============
Net Assets at February 28, 2007 consist of
 Paid-in capital                                  $ 24,321,630    $ 17,082,320     $  9,035,036     $  27,767,760
 Undistributed net investment income                    17,403          31,214            6,282           (12,813)
 Accumulated net realized gains (losses)             1,105,404         292,600         (287,911)      (12,731,797)
 Unrealized appreciation (depreciation) of
  investments                                        9,785,870       5,715,241        2,903,593         2,523,501
 Unrealized appreciation (depreciation) of
  futures contracts                                    (25,838)        (22,920)              --            (7,210)
                                                  ------------    ------------     ------------     -------------
                                                  $ 35,204,469    $ 23,098,455     $ 11,657,000     $  17,539,441
                                                  ============    ============     ============     =============
Net assets:
 Direct Shares                                    $ 26,352,693    $ 18,525,843     $  6,112,123     $  12,577,038
                                                  ============    ============     ============     =============
 K Shares                                         $  8,851,776    $  4,572,612     $  5,544,877     $   4,962,403
                                                  ============    ============     ============     =============
Shares outstanding
 Direct Shares
  (no par value, unlimited shares authorized)        1,342,872       1,059,265          583,678         2,847,970
                                                  ============    ============     ============     =============
 K Shares
  (no par value, unlimited shares authorized)          452,632         262,375          527,755         1,135,509
                                                  ============    ============     ============     =============
Net asset value per share
 Direct Shares                                    $      19.62    $      17.49     $      10.47     $        4.42
                                                  ============    ============     ============     =============
 K Shares                                         $      19.56    $      17.43     $      10.51     $        4.37
                                                  ============    ============     ============     =============


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           CALIFORNIA                          CALIFORNIA
                                                            TAX-FREE    CALIFORNIA INSURED   TAX-FREE MONEY
                                                          INCOME FUND    INTERMEDIATE FUND     MARKET FUND
                                                         --------------------------------------------------
Investment income
 Interest income                                          $3,021,930        $ 363,065          $1,530,539
Expenses
 Management fees (Note 2)                                    305,703           46,961             221,289
 Administration fees (Note 2)                                 48,145            7,245              34,077
 Transfer agent fees                                          20,292            8,247              12,069
 Accounting services                                          28,665            9,196              17,694
 Custodian fees                                                4,767              817               3,223
 Legal, audit, and compliance fees (Note 2)                   27,765            5,221              17,412
 Trustees fees                                                 5,605            5,227               5,496
 Insurance                                                     2,614              401               1,255
 Printing                                                      7,447              994               4,067
 Registration and dues                                         1,834              472                 821
 12b-1 Fees K-Shares (Note 2)                                     --               --                  --
 Shareholder Service Fee - K Shares (Note 2)                      --               --                  --
                                                          ----------        ---------          ----------
  Total Expenses                                             452,837           84,781             317,403
   Less reimbursement from manager (Note 2)                       --          (20,917)            (82,838)
                                                          ----------        ---------          ----------
  Net Expenses                                               452,837           63,864             234,565
                                                          ----------        ---------          ----------
   Net Investment Income (loss)                            2,569,093          299,201           1,295,974
                                                          ==========        =========          ==========
Realized and unrealized gain (loss) on investments
 Net realized gain (loss) from security transactions         954,786           (1,598)                 --
 Change in unrealized appreciation (depreciation)
  of investments                                            (603,913)         (37,471)                 --
                                                          ----------        ---------          ----------
Net realized and unrealized gain (loss) on investments       350,873          (39,069)                 --
                                                          ----------        ---------          ----------
Net increase (decrease) in net assets resulting
 from operations                                          $2,919,966        $ 260,132          $1,295,974
                                                          ==========        =========          ==========


                                                                U.S.           SHORT-TERM
                                                             GOVERNMENT     U.S. GOVERNMENT   THE UNITED STATES
                                                          SECURITIES FUND      BOND FUND       TREASURY TRUST
                                                         ------------------------------------------------------
Investment income
 Interest income                                             $ 662,222         $ 330,845         $1,286,279
Expenses
 Management fees (Note 2)                                       66,373            36,606            127,957
 Administration fees (Note 2)                                   10,243             5,650             19,750
 Transfer agent fees                                            12,512             8,971             13,358
 Accounting services                                            10,373             7,500             11,976
 Custodian fees                                                  1,704               911              2,052
 Legal, audit, and compliance fees (Note 2)                      6,712             4,337             10,449
 Trustees fees                                                   1,820             1,776              1,854
 Insurance                                                         535               306                791
 Printing                                                        2,465               977              2,383
 Registration and dues                                           1,057               644              1,633
 12b-1 Fees K-Shares (Note 2)                                    6,854             1,956              3,148
 Shareholder Service Fee - K Shares (Note 2)                     6,854             1,956              3,148
                                                             ---------         ---------         ----------
  Total Expenses                                               127,502            71,590            198,499
   Less reimbursement from manager (Note 2)                    (15,549)          (24,482)           (56,571)
                                                             ---------         ---------         ----------
  Net Expenses                                                 111,953            47,108            141,928
                                                             ---------         ---------         ----------
   Net Investment Income (loss)                                550,269           283,737          1,144,351
                                                             =========         =========         ==========
Realized and unrealized gain (loss) on investments
 Net realized gain (loss) from security transactions           (51,158)          (44,458)            (3,151)
 Change in unrealized appreciation (depreciation)
  of investments                                               197,424            78,974                 --
                                                             ---------         ---------         ----------
Net realized and unrealized gain (loss) on investments         146,266            34,516             (3,151)
                                                             ---------         ---------         ----------
Net increase (decrease) in net assets resulting
 from operations                                             $ 696,535         $ 318,253         $1,141,200
                                                             =========         =========         ==========


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007 (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

                                                               S&P 500       S&P MIDCAP    S&P SMALLCAP
                                                              INDEX FUND     INDEX FUND     INDEX FUND
                                                            --------------------------------------------
Investment income
 Interest income                                             $   60,547     $    51,499     $   69,966
 Dividend income (Net of foreign tax withheld:
  $0; $0; $58; $0; $1,813; $193 respectively)                 1,079,048       1,264,312        146,560
                                                             ----------     -----------     ----------
 Total                                                        1,139,595       1,315,811        216,526
                                                             ----------     -----------     ----------
Expenses
 Management fees (Note 2)                                       140,292         348,034         84,348
 Administration fees (Note 2)                                    43,285          67,087         13,008
 Transfer agent fees                                             20,892          22,536         16,474
 Accounting services                                             33,205          44,781         19,621
 Custodian fees                                                   7,251           8,999          2,560
 Legal, audit, and compliance fees (Note 2)                      23,821          35,628          7,854
 Trustees fees                                                    2,087           2,272          1,856
 Insurance                                                        2,099           3,272            599
 Printing                                                        12,860          14,811          4,212
 Registration and dues                                            3,268           3,897          1,428
 12b-1 Fees K-Shares (Note 2)                                     8,585           7,677         10,015
 Shareholder Service Fee - K Shares (Note 2)                      8,585           7,677         10,015
 Licensing fee                                                    5,560           7,648          1,406
                                                             ----------     -----------     ----------
  Total Expenses                                                311,790         574,319        173,396
   Less reimbursement from manager (Note 2)                     (92,588)        (54,436)       (28,567)
                                                             ----------     -----------     ----------
  Net Expenses                                                  219,202         519,883        144,829
                                                             ----------     -----------     ----------
   Net Investment Income (loss)                                 920,393         795,928         71,697
                                                             ==========     ===========     ==========
Realized and unrealized gain (loss) on investments
 Net realized gain (loss) from security transactions            367,800       9,162,387      1,178,097
 Net realized gain (loss) from futures contracts                102,137         206,865        260,727
 Change in unrealized appreciation (depreciation)
  of investments                                              7,948,297       9,982,586      1,755,588
 Change in unrealized appreciation (depreciation)
  of futures contracts                                          (37,532)         (9,315)       (84,909)
                                                             ----------     -----------     ----------
Net realized and unrealized gain (loss) on investments        8,380,702      19,342,523      3,109,503
                                                             ----------     -----------     ----------
Net increase (decrease) in net assets resulting from op-
 erations                                                    $9,301,095     $20,138,451     $3,181,200
                                                             ==========     ===========     ==========


                                                                EQUITY     EUROPEAN GROWTH    NASDAQ-100
                                                             INCOME FUND    & INCOME FUND     INDEX FUND
                                                            ---------------------------------------------
Investment income
 Interest income                                             $   83,201       $   8,435      $   14,627
 Dividend income (Net of foreign tax withheld:
  $0; $0; $58; $0; $1,813; $193 respectively)                   235,379          80,594          48,389
                                                             ----------       ---------      ----------
 Total                                                          318,580          89,029          63,016
                                                             ----------       ---------      ----------
Expenses
 Management fees (Note 2)                                        55,889          46,531          43,531
 Administration fees (Note 2)                                     8,622           4,224           6,718
 Transfer agent fees                                             13,169          10,864          15,825
 Accounting services                                              8,660           6,868           8,321
 Custodian fees                                                     961             694           1,545
 Legal, audit, and compliance fees (Note 2)                       5,634           3,455           4,837
 Trustees fees                                                    1,833           1,809           1,843
 Insurance                                                          394             169             350
 Printing                                                         2,652           1,538           3,808
 Registration and dues                                              982             557           1,004
 12b-1 Fees K-Shares (Note 2)                                     5,234           6,247           5,695
 Shareholder Service Fee - K Shares (Note 2)                      5,234           6,247           5,695
 Licensing fee                                                       --              --           2,548
                                                             ----------       ---------      ----------
  Total Expenses                                                109,264          89,203         101,720
   Less reimbursement from manager (Note 2)                          --         (21,962)        (25,891)
                                                             ----------       ---------      ----------
  Net Expenses                                                  109,264          67,241          75,829
                                                             ----------       ---------      ----------
   Net Investment Income (loss)                                 209,316          21,788         (12,813)
                                                             ==========       =========      ==========
Realized and unrealized gain (loss) on investments
 Net realized gain (loss) from security transactions            190,594         (10,632)       (627,433)
 Net realized gain (loss) from futures contracts                410,325              --          60,751
 Change in unrealized appreciation (depreciation)
  of investments                                              1,543,163         663,363       2,428,080
 Change in unrealized appreciation (depreciation)
  of futures contracts                                         (147,432)             --         (17,196)
                                                             ----------       ---------      ----------
Net realized and unrealized gain (loss) on investments        1,996,650         652,731       1,844,202
                                                             ----------       ---------      ----------
Net increase (decrease) in net assets resulting from op-
 erations                                                    $2,205,966       $ 674,519      $1,831,389
                                                             ==========       =========      ==========


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              CALIFORNIA TAX-FREE
                                                                  INCOME FUND
                                                       --------------------------------
                                                           Six Months
                                                             Ended
                                                          February 28,      Year Ended
                                                              2007          August 31,
                                                          (Unaudited)          2006
                                                       --------------------------------
Operations
 Net investment income                                   $   2,569,093    $   5,557,889
 Net realized gain (loss) on investments                       954,786          705,129
 Change in unrealized appreciation (depreciation) of
  investments                                                 (603,913)      (3,921,970)
                                                         -------------    -------------
 Net increase (decrease) in net assets resulting from
  operations                                                 2,919,966        2,341,048
Distributions to shareholders
 Distributions from net investment income                   (2,552,842)      (5,530,802)
 Distributions from realized capital gains on
  investments                                               (1,106,888)      (3,082,710)
Capital share transactions
 Increase (decrease) in net assets resulting from
  capital share transactions                                (1,444,179)      (8,674,796)
                                                         -------------    -------------
 Total increase (decrease)                                  (2,183,943)     (14,947,260)
Net assets
 Beginning of period                                       127,177,595      142,124,855
                                                         -------------    -------------
 End of period                                           $ 124,993,652    $ 127,177,595
                                                         =============    =============

Including undistributed net investment income of:        $     260,459    $     244,208
                                                         =============    =============


                                                             CALIFORNIA INSURED              CALIFORNIA TAX-FREE
                                                             INTERMEDIATE FUND                MONEY MARKET FUND
                                                       --------------------------------------------------------------
                                                         Six Months                      Six Months
                                                            Ended                           Ended
                                                        February 28,     Year Ended     February 28,      Year Ended
                                                            2007         August 31,         2007          August 31,
                                                         (Unaudited)        2006         (Unaudited)         2006
                                                       --------------------------------------------------------------
Operations
 Net investment income                                  $    299,201   $    630,421     $  1,295,974     $  1,656,200
 Net realized gain (loss) on investments                      (1,598)        38,444               --               --
 Change in unrealized appreciation (depreciation) of
  investments                                                (37,471)      (363,402)              --               --
                                                        ------------   ------------     ------------     ------------
 Net increase (decrease) in net assets resulting from
  operations                                                 260,132        305,463        1,295,974        1,656,200
Distributions to shareholders
 Distributions from net investment income                   (299,049)      (628,668)      (1,295,973)      (1,656,200)
 Distributions from realized capital gains on
  investments                                                (20,461)      (269,416)              --               --
Capital share transactions
 Increase (decrease) in net assets resulting from
  capital share transactions                              (1,356,304)    (1,842,425)      17,227,326       26,090,646
                                                        ------------   ------------     ------------     ------------
 Total increase (decrease)                                (1,415,682)    (2,435,046)      17,227,327       26,090,646
Net assets
 Beginning of period                                      19,630,873     22,065,919       81,875,500       55,784,854
                                                        ------------   ------------     ------------     ------------
 End of period                                          $ 18,215,191   $ 19,630,873     $ 99,102,827     $ 81,875,500
                                                        ============   ============     ============     ============

Including undistributed net investment income of:       $      1,905   $      1,753     $          1     $         --
                                                        ============   ============     ============     ============


                                                                U.S. GOVERNMENT
                                                                SECURITIES FUND
                                                       --------------------------------
                                                          Six Months
                                                             Ended
                                                         February 28,       Year Ended
                                                             2007           August 31,
                                                          (Unaudited)          2006
                                                       --------------------------------
Operations
 Net investment income                                   $    550,269     $   1,066,256
 Net realized gain (loss) on investments                      (51,158)         (104,210)
 Change in unrealized appreciation (depreciation) of
  investments                                                 197,424          (748,216)
                                                         ------------     -------------
 Net increase (decrease) in net assets resulting from
  operations                                                  696,535           213,830
Distributions to shareholders
 Distributions from net investment income
   Direct shares                                             (447,194)         (897,943)
   K shares                                                  (102,818)         (168,219)
 Distributions from realized capital gains on
  investments
   Direct shares                                                   --                --
   K shares                                                        --                --
Capital share transactions
 Increase (decrease) in net assets resulting from
  capital share transactions                                 (503,254)       (1,764,961)
                                                         ------------     -------------
 Total increase (decrease)                               $   (356,731)    $  (2,617,293)
Net assets
 Beginning of period                                       26,714,982        29,332,275
                                                         ------------     -------------
 End of period                                           $ 26,358,251     $  26,714,982
                                                         ============     =============
Including undistributed net investment income of:        $      3,348     $       3,091
                                                         ============     =============


                                                                 SHORT-TERM U.S.                   THE UNITED STATES
                                                              GOVERNMENT BOND FUND                   TREASURY TRUST
                                                       --------------------------------------------------------------------
                                                           Six Months                          Six Months
                                                             Ended                               Ended
                                                          February 28,       Year Ended       February 28,      Year Ended
                                                              2007           August 31,           2007          August 31,
                                                          (Unaudited)           2006          (Unaudited)          2006
                                                       --------------------------------------------------------------------
Operations
 Net investment income                                   $     283,737     $     513,589     $   1,144,351     $  1,457,145
 Net realized gain (loss) on investments                       (44,458)         (123,159)           (3,151)         (10,457)
 Change in unrealized appreciation (depreciation) of
  investments                                                   78,974           (39,575)               --               --
                                                         -------------     -------------     -------------     ------------
 Net increase (decrease) in net assets resulting from
  operations                                                   318,253           350,855         1,141,200        1,446,688
Distributions to shareholders
 Distributions from net investment income
   Direct shares                                              (256,856)         (472,821)       (1,094,000)      (1,377,551)
   K shares                                                    (26,887)          (39,936)          (50,347)         (79,594)
 Distributions from realized capital gains on
  investments
   Direct shares                                                    --                --                --               --
   K shares                                                         --                --                --               --
Capital share transactions
 Increase (decrease) in net assets resulting from
  capital share transactions                                (1,635,568)       (1,799,370)       (4,272,279)      11,695,934
                                                         -------------     -------------     -------------     ------------
 Total increase (decrease)                               $  (1,601,058)    $  (1,961,272)    $  (4,275,426)    $ 11,685,477
Net assets
 Beginning of period                                        14,669,690        16,630,962        51,091,288       39,405,811
                                                         -------------     -------------     -------------     ------------
 End of period                                           $  13,068,632     $  14,669,690     $  46,815,862     $ 51,091,288
                                                         =============     =============     =============     ============
Including undistributed net investment income of:        $       1,526     $       1,532     $         109     $        105
                                                         =============     =============     =============     ============


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                STATEMENT OF CHANGES IN NET ASSETS - (CONTINUED)
--------------------------------------------------------------------------------

                                                            S&P 500 INDEX FUND
                                                    ----------------------------------
                                                        Six Months
                                                          Ended
                                                       February 28,       Year Ended
                                                           2007           August 31,
                                                       (Unaudited)           2006
                                                    ----------------------------------
Operations
 Net investment income                                $     920,393     $   1,720,234
 Net realized gain (loss) on investments                    367,800         1,425,251
 Net realized gain (loss) on futures contracts              102,137           156,425
 Change in unrealized appreciation
  (depreciation) of investments                           7,948,297         5,564,773
 Change in unrealized appreciation
  (depreciation) of futures contracts                       (37,532)          (32,175)
                                                      -------------     -------------
 Net increase (decrease) in net assets resulting
  from operations                                         9,301,095         8,834,508
Distributions to shareholders
 Distributions from net investment income
   Direct shares                                           (857,259)       (1,623,240)
   K shares                                                 (37,482)          (54,572)
 Distributions from realized capital gains on
  investments
   Direct shares                                                 --                --
   K shares                                                      --                --
Capital share transactions
 Increase (decrease) in net assets resulting from
  capital share transactions                             (2,611,647)       (7,610,188)
                                                      -------------     -------------
 Total increase (decrease)                                5,794,707          (453,492)
Net assets
 Beginning of period                                    107,086,520       107,540,012
                                                      -------------     -------------
 End of period                                        $ 112,881,227     $ 107,086,520
                                                      =============     =============
Including undistributed net investment income of:     $     331,551     $     305,899
                                                      =============     =============


                                                          S&P MIDCAP INDEX FUND            S&P SMALLCAP INDEX FUND
                                                    -------------------------------------------------------------------
                                                        Six Months                        Six Months
                                                          Ended                              Ended
                                                       February 28,      Year Ended      February 28,      Year Ended
                                                           2007          August 31,          2007          August 31,
                                                       (Unaudited)          2006          (Unaudited)         2006
                                                    -------------------------------------------------------------------
Operations
 Net investment income                                $     795,928    $   1,555,364     $     71,697    $    126,748
 Net realized gain (loss) on investments                  9,162,387       10,284,556        1,178,097       2,405,132
 Net realized gain (loss) on futures contracts              206,865          (84,441)         260,727         167,539
 Change in unrealized appreciation
  (depreciation) of investments                           9,982,586       (2,383,986)       1,755,588        (700,977)
 Change in unrealized appreciation
  (depreciation) of futures contracts                        (9,315)         (18,792)         (84,909)        (54,376)
                                                      -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets resulting
  from operations                                        20,138,451        9,352,701        3,181,200       1,944,066
Distributions to shareholders
 Distributions from net investment income
   Direct shares                                           (733,733)      (1,514,324)         (52,298)       (131,970)
   K shares                                                 (11,553)         (21,589)          (2,957)         (2,859)
 Distributions from realized capital gains on
  investments
   Direct shares                                         (9,401,061)     (10,820,857)      (2,041,575)     (1,089,895)
   K shares                                                (341,474)        (324,475)        (635,110)       (275,642)
Capital share transactions
 Increase (decrease) in net assets resulting from
  capital share transactions                              1,388,780        5,397,718        2,855,745       1,136,125
                                                      -------------    -------------     ------------    ------------
 Total increase (decrease)                               11,039,410        2,069,174        3,305,005       1,579,825
Net assets
 Beginning of period                                    168,604,441      166,535,267       31,899,464      30,319,639
                                                      -------------    -------------     ------------    ------------
 End of period                                        $ 179,643,851    $ 168,604,441     $ 35,204,469    $ 31,899,464
                                                      =============    =============     ============    ============
Including undistributed net investment income of:     $     240,582    $     189,940     $     17,403    $        961
                                                      =============    =============     ============    ============


                                                                  EQUITY INCOME FUND
                                                           -------------------------------
                                                              Six Months
                                                                 Ended
                                                             February 28,      Year Ended
                                                                 2007          August 31,
                                                              (Unaudited)         2006
                                                           -------------------------------
Operations
 Net investment income                                       $    209,316     $    312,439
 Net realized gain (loss) on investments                          190,594          388,509
 Net realized gain (loss) on futures contracts                    410,325          109,751
 Change in unrealized appreciation
  (depreciation) of investments                                 1,543,163          363,346
 Change in unrealized appreciation
  (depreciation) of futures contracts                            (147,432)         102,230
                                                             ------------     ------------
 Net increase (decrease) in net assets resulting
  from operations                                               2,205,966        1,276,275
Distributions to shareholders
 Distributions from net investment income
   Direct shares                                                 (178,253)        (283,325)
   K shares                                                       (30,463)         (41,164)
 Distributions from realized capital gains on
  investments
   Direct shares                                                 (638,614)        (362,886)
   K shares                                                      (145,687)         (70,865)
Capital share transactions
 Increase (decrease) in net assets resulting from
  capital share transactions                                      966,945          524,894
                                                             ------------     ------------
 Total increase (decrease)                                      2,179,894        1,042,929
Net assets
 Beginning of period                                           20,918,561       19,875,632
                                                             ------------     ------------
 End of period                                               $ 23,098,455     $ 20,918,561
                                                             ============     ============
Including undistributed net investment income (loss) of:     $     31,214     $     30,614
                                                             ============     ============


                                                                       EUROPEAN
                                                                 GROWTH & INCOME FUND              NASDAQ-100 INDEX FUND
                                                           -----------------------------------------------------------------
                                                              Six Months                        Six Months
                                                                 Ended                             Ended
                                                             February 28,      Year Ended      February 28,      Year Ended
                                                                 2007          August 31,          2007          August 31,
                                                              (Unaudited)         2006          (Unaudited)         2006
                                                           -----------------------------------------------------------------
Operations
 Net investment income                                       $     21,788     $    221,076     $    (12,813)    $    (27,972)
 Net realized gain (loss) on investments                          (10,632)          (6,274)        (627,433)      (2,051,337)
 Net realized gain (loss) on futures contracts                         --               --           60,751           (8,664)
 Change in unrealized appreciation
  (depreciation) of investments                                   663,363        1,261,470        2,428,080        2,068,757
 Change in unrealized appreciation
  (depreciation) of futures contracts                                  --               --          (17,196)           2,740
                                                             ------------     ------------     ------------     ------------
 Net increase (decrease) in net assets resulting
  from operations                                                 674,519        1,476,272        1,831,389          (16,476)
Distributions to shareholders
 Distributions from net investment income
   Direct shares                                                  (54,806)        (106,253)              --          (37,816)
   K shares                                                       (31,427)         (60,540)              --               --
 Distributions from realized capital gains on
  investments
   Direct shares                                                       --               --               --               --
   K shares                                                            --               --               --               --
Capital share transactions
 Increase (decrease) in net assets resulting from
  capital share transactions                                      774,267          908,468         (272,283)      (2,543,750)
                                                             ------------     ------------     ------------     ------------
 Total increase (decrease)                                      1,362,553        2,217,947        1,559,106       (2,598,042)
Net assets
 Beginning of period                                           10,294,447        8,076,500       15,980,335       18,578,377
                                                             ------------     ------------     ------------     ------------
 End of period                                               $ 11,657,000     $ 10,294,447     $ 17,539,441     $ 15,980,335
                                                             ============     ============     ============     ============
Including undistributed net investment income (loss) of:     $      6,282     $     70,727     $    (12,813)    $         --
                                                             ============     ============     ============     ============


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                STATEMENT OF CHANGES IN NET ASSETS - (CONTINUED)
--------------------------------------------------------------------------------

                                                  CALIFORNIA TAX-FREE INCOME FUND
                               -----------------------------------------------------------------
                                      Six Months Ended                      Year Ended
                                     February 28, 2007                      August 31,
                                        (Unaudited)                            2006
                               -----------------------------------------------------------------
                                   Shares          Value           Shares              Value
                               -----------------------------------------------------------------
Shares sold                         238,660     $  2,787,598          804,867      $  9,606,780
Shares issued in reinvestment
 of distributions                   236,765        2,838,592          564,912         6,716,371
                               ------------     ------------     ------------      ------------
                                    475,425        5,626,190        1,369,779        16,323,151
Shares repurchased                 (596,742)      (7,070,369)      (2,097,858)      (24,997,947)(a)
                               ------------     ------------     ------------      ------------
 Net increase (decrease)           (121,317)    $ (1,444,179)        (728,079)     $ (8,674,796)
                               ============     ============     ============      ============


                                           CALIFORNIA INSURED INTERMEDIATE FUND
                               -----------------------------------------------------------
                                     Six Months Ended                  Year Ended
                                     February 28, 2007                 August 31,
                                        (Unaudited)                       2006
                               -----------------------------------------------------------
                                   Shares         Value          Shares          Value
                               -----------------------------------------------------------
Shares sold                           5,757   $     60,235          73,755    $    776,417
Shares issued in reinvestment
 of distributions                    26,106        273,601          73,269         769,919
                               ------------   ------------    ------------    ------------
                                     31,863        333,836         147,024       1,546,336
Shares repurchased                 (161,036)    (1,690,140)       (320,513)     (3,388,761)
                               ------------   ------------    ------------    ------------
 Net increase (decrease)           (129,173)  $ (1,356,304)       (173,489)   $ (1,842,425)
                               ============   ============    ============    ============


                                        CALIFORNIA TAX-FREE
                                         MONEY MARKET FUND
                               -----------------------------------
                                 Six Months Ended      Year Ended
                                February 28, 2007      August 31,
                                   (Unaudited)            2006
                               -----------------------------------
                                   Shares/Value       Shares/Value
                               -----------------------------------
Shares sold                         63,307,583         148,645,438
Shares issued in reinvestment
 of distributions                    1,262,628           1,596,219
                                   -----------        ------------
                                    64,570,211         150,241,657
Shares repurchased                 (47,342,885)       (124,151,011)
                                   -----------        ------------
 Net increase (decrease)            17,227,326          26,090,646
                                   ===========        ============


                                                   THE UNITED STATES TREASURY TRUST
                               -----------------------------------------------------------------------
                                          DIRECT SHARES                          K SHARES
                               -----------------------------------------------------------------------
                                 Six Months Ended     Year Ended      Six Months Ended     Year Ended
                                February 28, 2007     August 31,     February 28, 2007     August 31,
                                   (Unaudited)           2006           (Unaudited)           2006
                               -----------------------------------------------------------------------
                                   Shares/Value      Shares/Value       Shares/Value      Shares/Value
                               -----------------------------------------------------------------------
Shares sold                         28,516,476         50,833,278          702,795          1,814,100
Shares issued in reinvestment
 of distributions                    1,073,915          1,399,722           50,579             79,314
                                   -----------        -----------         --------         ----------
                                    29,590,391         52,233,000          753,374          1,893,414
Shares repurchased                 (34,143,533)       (40,535,647)        (472,511)        (1,894,833)
                                   -----------        -----------         --------         ----------
 Net increase (decrease)            (4,553,142)        11,697,353          280,863             (1,419)
                                   ===========        ===========         ========         ==========


U.S. GOVERNMENT                                        DIRECT SHARES
SECURITIES FUND                ------------------------------------------------------------
                                     Six Months Ended
                                     February 28, 2007                 Year Ended
                                        (Unaudited)                  August 31, 2006
                               ------------------------------------------------------------
                                   Shares         Value          Shares          Value
                               ------------------------------------------------------------
Shares sold                         89,827    $    922,072       224,509     $   2,292,005
Shares issued on reinvestment
 of distributions                   37,970         389,240        75,760           772,335
                                  --------    ------------      --------     -------------
                                   127,797       1,311,312       300,269         3,064,340
Shares repurchased                (245,904)     (2,522,774)     (579,455)       (5,934,947)
                                  --------    ------------      --------     -------------
 Net increase (decrease)          (118,107)   $ (1,211,462)     (279,186)    $  (2,870,607)
                                  ========    ============      ========     =============

U.S. GOVERNMENT                                       K SHARES
SECURITIES FUND                -----------------------------------------------------
                                    Six Months Ended
                                   February 28, 2007              Year Ended
                                      (Unaudited)               August 31, 2006
                               -----------------------------------------------------
                                  Shares        Value        Shares         Value
                               -----------------------------------------------------
Shares sold                        97,766    $1,008,078      155,421    $ 1,597,000
Shares issued on reinvestment
 of distributions                   9,967       102,818       16,412        168,222
                                  -------    ----------      -------    -----------
                                  107,733     1,110,896      171,833      1,765,222
Shares repurchased                (39,058)     (402,688)     (64,390)      (659,576)
                                  -------    ----------      -------    -----------
 Net increase (decrease)           68,675    $  708,208      107,443    $ 1,105,646
                                  =======    ==========      =======    ===========


SHORT-TERM U.S.                                        DIRECT SHARES
GOVERNMENT BOND FUND           -------------------------------------------------------------
                                     Six Months Ended
                                     February 28, 2007                 Year Ended
                                        (Unaudited)                  August 31, 2006
                               -------------------------------------------------------------
                                   Shares         Value          Shares          Value
                               -------------------------------------------------------------
Shares sold                         45,385    $    448,176       330,246     $   3,260,063
Shares issued on reinvestment
 of distributions                   24,880         245,594        45,663           449,656
                                  --------    ------------      --------     -------------
                                    70,265         693,770       375,909         3,709,719
Shares repurchased                (262,033)     (2,587,871)     (575,772)       (5,679,685)
                                  --------    ------------      --------     -------------
 Net increase (decrease)          (191,768)   $ (1,894,101)     (199,863)    $  (1,969,966)
                                  ========    ============      ========     =============


SHORT-TERM U.S.                                      K SHARES
GOVERNMENT BOND FUND           ----------------------------------------------------
                                    Six Months Ended
                                   February 28, 2007             Year Ended
                                      (Unaudited)              August 31, 2006
                               ----------------------------------------------------
                                  Shares        Value        Shares        Value
                               ----------------------------------------------------
Shares sold                        35,201    $   348,251      52,538    $  518,067
Shares issued on reinvestment
 of distributions                   2,720         26,887       4,053        39,936
                                  -------    -----------     -------    ----------
                                   37,921        375,138      56,591       558,003
Shares repurchased                (11,797)      (116,605)    (39,390)     (387,407)
                                  -------    -----------     -------    ----------
 Net increase (decrease)           26,124    $   258,533      17,201    $  170,596
                                  =======    ===========     =======    ==========


                                                            DIRECT SHARES
S&P 500 INDEX FUND             ---------------------------------------------------------------------
                                        Six Months Ended
                                        February 28, 2007                       Year Ended
                                           (Unaudited)                       August 31, 2006
                               ---------------------------------------------------------------------
                                   Shares            Value             Shares             Value
                               ---------------------------------------------------------------------
Shares sold                         81,858      $    2,297,455         141,028      $     3,583,383
Shares issued on reinvestment
 of distributions                   24,698             685,566          50,975            1,293,258
                                  --------      --------------        --------      ---------------
                                   106,556           2,983,021         192,003            4,876,641
Shares repurchased                (223,547)         (6,304,303)(b)    (536,066)         (13,667,738)(c)
                                  --------      --------------        --------      ---------------
 Net increase (decrease)          (116,991)     $   (3,321,282)       (344,063)     $    (8,791,097)
                                  ========      ==============        ========      ===============


                                                      K SHARES
S&P 500 INDEX FUND             ------------------------------------------------------
                                    Six Months Ended
                                   February 28, 2007              Year Ended
                                      (Unaudited)               August 31, 2006
                               ------------------------------------------------------
                                  Shares        Value        Shares         Value
                               ------------------------------------------------------
Shares sold                        43,593    $1,232,926       77,356    $ 1,987,153
Shares issued on reinvestment
 of distributions                   1,326        37,059        2,109         53,831
                                  -------    ----------      -------    -----------
                                   44,919     1,269,985       79,465      2,040,984
Shares repurchased                (19,652)     (560,350)     (34,110)      (860,075)
                                  -------    ----------      -------    -----------
 Net increase (decrease)           25,267    $  709,635       45,355    $ 1,180,909
                                  =======    ==========      =======    ===========

(a)   Net of redemption fees of $586

(b)   Net of redemption fees of $2

(c)   Net of redemption fees of $8

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                STATEMENT OF CHANGES IN NET ASSETS - (CONTINUED)
--------------------------------------------------------------------------------

                                                           DIRECT SHARES
S&P MIDCAP INDEX FUND          -----------------------------------------------------------------
                                      Six Months Ended
                                     February 28, 2007                      Year Ended
                                        (Unaudited)                      August 31, 2006
                               -----------------------------------------------------------------
                                   Shares          Value           Shares              Value
                               -----------------------------------------------------------------
Shares sold                        339,813    $    8,047,414      1,146,233      $    26,794,618
Shares issued on reinvestment
 of distributions                  389,054         9,085,329        494,292           11,162,906
                                  --------    --------------     ----------      ---------------
                                   728,867        17,132,743      1,640,525           37,957,524
Shares repurchased                (701,248)      (16,622,293)    (1,447,209)         (33,402,615)(a)
                                  --------    --------------     ----------      ---------------
 Net increase (decrease)            27,619    $      510,450        193,316      $     4,554,909
                                  ========    ==============     ==========      ===============


                                                       K SHARES
S&P MIDCAP INDEX FUND          -------------------------------------------------------
                                    Six Months Ended
                                   February 28, 2007               Year Ended
                                      (Unaudited)                August 31, 2006
                               -------------------------------------------------------
                                  Shares        Value        Shares          Value
                               -------------------------------------------------------
Shares sold                        42,342    $1,008,938       61,340     $  1,428,560
Shares issued on reinvestment
 of distributions                  10,653       352,632       15,323           345.380
                                  -------    ----------      -------     -------------
                                   52,995     1,361,570       76,663        1,773,940
Shares repurchased                (15,854)     (483,240)     (40,347)        (931,131)
                                  -------    ----------      -------     -------------
 Net increase (decrease)           37,141    $  878,330       36,316     $    842,809
                                  =======    ==========      =======     =============


                                                        DIRECT SHARES
S&P SMALLCAP INDEX FUND        -------------------------------------------------------------
                                     Six Months Ended
                                    February 28, 2007                   Year Ended
                                       (Unaudited)                    August 31, 2006
                               -------------------------------------------------------------
                                  Shares         Value          Shares            Value
                               -------------------------------------------------------------
Shares sold                        59,200    $   1,169,010      143,624      $    2,806,976
Shares issued on reinvestment
 of distributions                 106,257        2,058,409       64,291           1,202,550
                                  -------    -------------     --------      --------------
                                  165,457        3,227,419      207,915           4,009,526
Shares repurchased                (92,707)      (1,847,013)    (208,506)         (4,014,170)(b)
                                  -------    -------------     --------      --------------
 Net increase (decrease)           72,750    $   1,380,406         (591)     $       (4,644)
                                  =======    =============     ========      ==============


                                                      K SHARES
S&P SMALLCAP INDEX FUND        ------------------------------------------------------
                                    Six Months Ended
                                   February 28, 2007              Year Ended
                                      (Unaudited)               August 31, 2006
                               ------------------------------------------------------
                                  Shares        Value        Shares         Value
                               ------------------------------------------------------
Shares sold                        70,913    $1,403,509      106,001    $  2,053,593
Shares issued on reinvestment
 of distributions                  33,026       638,067       14,990         278,502
                                  -------    ----------      -------    ------------
                                  103,939     2,041,576      120,991       2,332,095
Shares repurchased                (28,483)     (566,237)     (62,518)     (1,191,326)
                                  -------    ----------      -------    ------------
 Net increase (decrease)           75,456    $1,475,339       58,473    $  1,140,769
                                  =======    ==========      =======    ============


                                                        DIRECT SHARES
EQUITY INCOME FUND             ------------------------------------------------------------
                                     Six Months Ended
                                    February 28, 2007                   Year Ended
                                       (Unaudited)                    August 31, 2006
                               ------------------------------------------------------------
                                  Shares         Value          Shares            Value
                               ------------------------------------------------------------
Shares sold                        73,532    $   1,268,468      163,038      $    2,615,163
Shares issued on reinvestment
 of distributions                  43,368          750,166       37,420             595,905
                                  -------    -------------     --------      --------------
                                  116,900        2,018,634      200,458           3,211,068
Shares repurchased                (91,803)      (1,594,732)    (198,416)         (3,197,763)(c)
                                  -------    -------------     --------      --------------
 Net increase (decrease)           25,097    $     423,902        2,042      $       13,305
                                  =======    =============     ========      ==============


                                                      K SHARES
EQUITY INCOME FUND             ----------------------------------------------------
                                    Six Months Ended
                                   February 28, 2007              Year Ended
                                      (Unaudited)               August 31, 2006
                               ----------------------------------------------------
                                  Shares        Value        Shares         Value
                               ----------------------------------------------------
Shares sold                        46,759    $   816,823      84,693    $ 1,370,498
Shares issued on reinvestment
 of distributions                  10,158        176,148       7,019        112,019
                                  -------    -----------     -------    -----------
                                   56,917        992,971      91,712      1,482,517
Shares repurchased                (25,754)      (449,928)    (60,564)      (970,928)
                                  -------    -----------     -------    -----------
 Net increase (decrease)           31,163    $   543,043      31,148    $   511,589
                                  =======    ===========     =======    ===========


EUROPEAN GROWTH                                     DIRECT SHARES
& INCOME FUND                  ------------------------------------------------------
                                    Six Months Ended
                                   February 28, 2007               Year Ended
                                      (Unaudited)               August 31, 2006
                               ------------------------------------------------------
                                  Shares        Value         Shares         Value
                               ------------------------------------------------------
Shares sold                        60,890    $   630,308      114,178    $  1,046,475
Shares issued on reinvestment
 of distributions                   5,340         53,318       11,169         103,760
                                  -------    -----------     --------    ------------
                                   66,230        683,626      125,347       1,150,235
Shares repurchased                (59,588)      (615,332)    (134,555)     (1,212,697)
                                  -------    -----------     --------    ------------
 Net increase (decrease)            6,642    $    68,294       (9,208)   $    (62,462)
                                  =======    ===========     ========    ============


EUROPEAN GROWTH                                       K SHARES
& INCOME FUND                  ----------------------------------------------------
                                    Six Months Ended
                                   February 28, 2007              Year Ended
                                      (Unaudited)               August 31, 2006
                               ----------------------------------------------------
                                  Shares        Value        Shares         Value
                               ----------------------------------------------------
Shares sold                       102,020    $1,063,448      168,613    $ 1,555,807
Shares issued on reinvestment
 of distributions                   3,156        31,432        6,431         60,540
                                  -------    ----------      -------    -----------
                                  105,176     1,094,880      175,044      1,616,347
Shares repurchased                (37,724)     (388,907)     (69,793)      (645,417)
                                  -------    ----------      -------    -----------
 Net increase (decrease)           67,452    $  705,973      105,251    $   970,930
                                  =======    ==========      =======    ===========


                                                          DIRECT SHARES
NASDAQ-100 INDEX FUND          -------------------------------------------------------------------
                                     Six Months Ended
                                     February 28, 2007                    Year Ended
                                        (Unaudited)                     August 31, 2006
                               -------------------------------------------------------------------
                                   Shares         Value           Shares             Value
                               -------------------------------------------------------------------
Shares sold                        107,743    $     469,685        290,532      $    1,190,697
Shares issued on reinvestment
 of distributions                       --               --          8,779              37,486
                                  --------    -------------     ----------      --------------
                                   107,743          469,685        299,311           1,228,183
Shares repurchased                (308,000)      (1,350,805)    (1,056,057)         (4,329,951)(d)
                                  --------    -------------     ----------      --------------
 Net increase (decrease)          (200,257)   $    (881,120)      (756,746)     $   (3,101,768)
                                  ========    =============     ==========      ==============


                                                      K SHARES
NASDAQ-100 INDEX FUND          -------------------------------------------------------
                                    Six Months Ended
                                   February 28, 2007               Year Ended
                                      (Unaudited)               August 31, 2006
                               -------------------------------------------------------
                                  Shares        Value         Shares         Value
                               -------------------------------------------------------
Shares sold                       231,842    $1,007,520       333,070    $ 1,352,885
Shares issued on reinvestment
 of distributions                      --            --            --             --
                                  -------    ----------       -------    -----------
                                  231,842     1,007,520       333,070      1,352,885
Shares repurchased                (90,938)     (398,683)     (200,810)      (794,867)
                                  -------    ----------      --------    -----------
 Net increase (decrease)          140,904    $  608,837       132,260    $   558,018
                                  =======    ==========      ========    ===========

(a)   Net of redemption fees of $169

(b)   Net of redemption fees of $3

(c)   Net of redemption fees of $741

(d)   Net of redemption fees of $46

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                  Six Months
                                                     Ended
                                                 February 28,      Year Ended
                                                     2007          August 31,
                                                  (Unaudited)         2006
CALIFORNIA TAX-FREE INCOME FUND                ---------------------------------
Neet asset value, beginning of period             $   11.85         $   12.41
                                                  --------         ---------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                0.24              0.50
 Net gain (loss) on securities
  (both realized and unrealized)                      0.03             (0.29)
                                                  --------         ---------
   Total from investment operations                   0.27              0.21
                                                  --------         ---------
LESS DISTRIBUTIONS
 Dividends from net investment income                (0.24)            (0.50)
 Distributions from capital gains                    (0.10)            (0.27)
                                                  --------         ---------
   Total distributions                               (0.34)            (0.77)
                                                  --------         ---------
 Paid in capital from redemption fee (Note 1)        (0.00)(a)         (0.00)(a)
                                                  --------         ---------
Net asset value, end of period                    $  11.78         $   11.85
                                                  ========         =========
Total return                                          2.35%*            1.84%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)             $124,994         $ 127,178
 Ratio of expenses to average net assets:             0.73%**           0.71%
 Ratio of net investment income to average net
  assets:                                             4.11%**           4.17%
 Portfolio turnover                                  11.56%*           17.01%


                                                   Year Ended     Year Ended   Year Ended   Year Ended
                                                   August 31,     August 31,   August 31,   August 31,
                                                      2005           2004         2003         2002
CALIFORNIA TAX-FREE INCOME FUND                 ------------------------------------------------------
Net asset value, beginning of period               $   12.78       $  12.66      $ 13.24    $    13.17
                                                   ---------       --------     --------    ----------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                  0.50           0.50         0.50          0.52
 Net gain (loss) on securities
  (both realized and unrealized)                       (0.13)          0.22        (0.42)         0.18
                                                   ---------       --------     --------    ----------
   Total from investment operations                     0.37           0.72         0.08          0.70
                                                   ---------       --------     --------    ----------
LESS DISTRIBUTIONS
 Dividends from net investment income                  (0.51)         (0.50)       (0.50)        (0.52)
 Distributions from capital gains                      (0.23)         (0.10)       (0.16)        (0.11)
                                                   ---------       --------     --------    ----------
   Total distributions                                 (0.74)         (0.60)       (0.66)        (0.63)
                                                   ---------       --------     --------    ----------
 Paid in capital from redemption fee (Note 1)          (0.00)(a)        N/A          N/A           N/A
                                                   ---------       --------     --------    ----------
Net asset value, end of period                     $   12.41       $  12.78     $  12.66    $    13.24
                                                   =========       ========     ========    ==========
Total return                                            2.96%          5.82%        0.61%         5.55%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $ 142,125       $158,327     $172,488    $  206,909
 Ratio of expenses to average net assets:               0.66%          0.62%        0.61%         0.61%
 Ratio of net investment income to average net
  assets:                                               4.05%          3.86%        3.82%         4.11%
 Portfolio turnover                                    31.95%         11.64%        1.44%        22.94%


                                                  Six Months
                                                     Ended
                                                 February 28,      Year Ended
                                                     2007          August 31,
                                                  (Unaudited)         2006
CALIFORNIA INSURED INTERMEDIATE FUND           ---------------------------------
Net asset value, beginning of period              $  10.49         $   10.79
                                                  --------         ---------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                0.17              0.33
 Net gain (loss) on securities
  (both realized and unrealized)                     (0.02)            (0.16)
                                                  --------         ---------
   Total from investment operations                   0.15              0.17
                                                  --------         ---------
LESS DISTRIBUTIONS
 Dividends from net investment income                (0.17)            (0.33)
 Distributions from capital gains                    (0.01)            (0.14)
                                                  --------        ---------
   Total distributions                               (0.18)            (0.47)
                                                  --------        ---------
 Paid in capital from redemption fee (Note 1)        (0.00)(a)         (0.00)(a)
                                                  --------         ---------
Net asset value, end of period                    $  10.46         $   10.49
                                                  ========         =========
Total return                                          1.42%*            1.67%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)             $ 18,215         $  19,631
 Ratio of expenses to average net assets:
   Before expense reimbursements                      0.91%**           0.89%
   After expense reimbursements                       0.68%**           0.68%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                      2.96%**           2.92%
   After expense reimbursements                       3.19%**           3.12%
 Portfolio turnover                                   0.00%*            2.75%


                                                   Year Ended     Year Ended   Year Ended   Year Ended
                                                   August 31,     August 31,   August 31,   August 31,
                                                      2005           2004         2003         2002
CALIFORNIA INSURED INTERMEDIATE FUND            ------------------------------------------------------
Net asset value, beginning of period               $   10.98       $ 10.80      $ 11.22      $ 11.09
                                                   ---------       -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                  0.34          0.33         0.33         0.39
 Net gain (loss) on securities
  (both realized and unrealized)                       (0.17)         0.21        (0.21)        0.27
                                                   ---------       -------      -------      -------
   Total from investment operations                     0.17          0.54         0.12         0.66
                                                   ---------       -------      -------      -------
LESS DISTRIBUTIONS
 Dividends from net investment income                  (0.34)        (0.33)       (0.33)       (0.39)
 Distributions from capital gains                      (0.02)        (0.03)       (0.21)       (0.14)
                                                   ---------       -------      -------      -------
   Total distributions                                 (0.36)        (0.36)       (0.54)       (0.53)
                                                   ---------       -------      -------      -------
 Paid in capital from redemption fee (Note 1)          (0.00)(a)       N/A          N/A          N/A
                                                   ---------       -------      -------      -------
Net asset value, end of period                     $   10.79       $ 10.98      $ 10.80      $ 11.22
                                                   =========       =======      =======      =======
Total return                                            1.58%         5.06%        1.03%        6.17%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $  22,066       $26,353      $27,906      $27,105
 Ratio of expenses to average net assets:
   Before expense reimbursements                        0.78%         0.71%        0.71%        0.72%
   After expense reimbursements                         0.65%         0.59%        0.58%        0.55%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                        2.95%         2.85%        2.83%        3.43%
   After expense reimbursements                         3.08%         2.97%        2.96%        3.60%
 Portfolio turnover                                     9.18%        21.62%       22.45%       29.28%

(a)   Less than $0.01 per share.

*     Not Annualized

**    Annualized

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) - (CONTINUED)
--------------------------------------------------------------------------------

                                                  Six Months
                                                     Ended
                                                 February 28,   Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                                     2007       August 31,   August 31,   August 31,   August 31,    August 31,
                                                  (Unaudited)      2006         2005         2004         2003          2002
CALIFORNIA TAX-FREE MONEY MARKET FUND           --------------------------------------------------------------------------------
Net asset value, beginning of period              $  1.000       $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                  --------       --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                               0.015          0.025        0.014        0.005        0.007        0.011
LESS DISTRIBUTIONS
 Dividends from net investment income               (0.015)        (0.025)      (0.014)      (0.005)      (0.007)      (0.011)
                                                  --------       --------     --------     --------     --------     --------
 Net asset value, end of period                   $  1.000       $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                  ========       ========     ========     ========     ========     ========
Total return                                          1.46%*         2.52%        1.46%        0.54%        0.70%        1.15%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)             $ 99,103       $ 81,876     $ 55,785     $ 93,180     $ 88,804     $ 93,371
 Ratio of expenses to average net assets:
   Before expense reimbursements                      0.73%**        0.75%        0.69%        0.65%        0.65%        0.65%
   After expense reimbursements                       0.52%**        0.53%        0.50%        0.44%        0.43%        0.40%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                      2.74%**        2.32%        1.22%        0.33%        0.48%        0.90%
   After expense reimbursements                       2.92%**        2.54%        1.41%        0.54%        0.70%        1.15%

*     Not Annualized

**    Annualized

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) - (CONTINUED)
--------------------------------------------------------------------------------

                                                 Six Months
                                                    Ended
                                                February 28,      Year Ended
                                                    2007          August 31,
U.S. GOVERNMENT SECURITIES FUND                  (Unaudited)         2006
Direct Shares                                   ----------------------------
Net asset value, beginning of period             $   10.19        $    10.51
                                                 ---------        ----------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                0.22              0.42
 Net gain (loss) on securities
  (both realized and unrealized)                      0.06             (0.32)
                                                 ---------        ----------
   Total from investment operations                   0.28              0.10
                                                 ---------        ----------
LESS DISTRIBUTIONS
 Dividends from net investment income                (0.22)            (0.42)
 Distributions from capital gains                       --                --
                                                 ---------        ----------
   Total distributions                               (0.22)            (0.42)
                                                 ---------        ----------
 Paid in capital from redemption fee (Note 1)        (0.00)(a)         (0.00)(a)
                                                 ---------        ----------
Net asset value, end of period                   $   10.25        $    10.19
                                                 =========        ==========
Total return                                          2.74%**           1.00%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)            $  20,335        $   21,430
 Ratio of expenses to average net assets:
   Before expense reimbursements:                     0.85%***          0.86%
   After expense reimbursements:                      0.74%***          0.74%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                      4.13%***          3.94%
   After expense reimbursements                       4.25%***          4.06%
 Portfolio turnover                                  39.75%**          71.63%


                                                   Year Ended     Year Ended   Year Ended   Year Ended
                                                   August 31,     August 31,   August 31,   August 31,
U.S. GOVERNMENT SECURITIES FUND                       2005           2004         2003         2002
Direct Shares                                   ------------------------------------------------------
Net asset value, beginning of period               $   10.60       $  10.56     $ 10.73     $    10.77
                                                   ---------       --------     -------     ----------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                  0.37           0.35        0.35           0.50
 Net gain (loss) on securities
  (both realized and unrealized)                       (0.00)(a)       0.09       (0.08)          0.19
                                                   ---------       --------     -------     ----------
   Total from investment operations                     0.37           0.44        0.27           0.69
                                                   ---------       --------     -------     ----------
LESS DISTRIBUTIONS
 Dividends from net investment income                  (0.37)         (0.32)      (0.44)         (0.59)
 Distributions from capital gains                      (0.09)         (0.08)         --          (0.14)
                                                   ---------       --------     -------     ----------
   Total distributions                                 (0.46)         (0.40)      (0.44)         (0.73)
                                                   ---------       --------     -------     ----------
 Paid in capital from redemption fee (Note 1)          (0.00)(a)        N/A         N/A            N/A
                                                   ---------       --------     -------     ----------
Net asset value, end of period                     $   10.51       $ 10.60      $ 10.56     $    10.73
                                                   =========       ========     =======     ==========
Total return                                            3.60%          4.23%       2.52%          6.65%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $  25,024       $ 27,454     $31,585     $   33,275
 Ratio of expenses to average net assets:
   Before expense reimbursements:                       0.79%          0.75%       0.71%          0.71%
   After expense reimbursements:                        0.71%          0.65%       0.65%          0.65%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                        3.46%          2.92%       3.22%          4.59%
   After expense reimbursements                         3.54%          3.02%       3.28%          4.65%
 Portfolio turnover                                    39.85%        103.98%      39.29%        150.35%


                                                   Six Months
                                                      Ended                                   October 16,
                                                  February 28,    Year Ended   Year Ended      2003* to
                                                      2007        August 31,   August 31,     August 31,
                                                   (Unaudited)       2006         2005           2004
K Shares                                        ---------------------------------------------------------
Net asset value, beginning of period               $  10.26        $  10.57     $  10.65       $  10.55
                                                   --------        --------     --------       --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                 0.19            0.36         0.31           0.23
 Net gain (loss) on securities
  (both realized and unrealized)                       0.06           (0.31)        0.01           0.15
                                                   --------        ---------    --------       --------
   Total from investment operations                    0.25            0.05         0.32           0.38
                                                   --------        --------     --------       --------
LESS DISTRIBUTIONS
 Dividends from net investment income                 (0.19)          (0.36)       (0.31)         (0.20)
 Distributions from capital gains                        --              --        (0.09)         (0.08)
                                                   --------        --------     --------       --------
   Total distributions                                (0.19)          (0.36)       (0.40)        (0.28)
                                                   --------        --------     --------       --------
 Paid in capital from redemption fee (Note 1)            --              --           --            N/A
                                                   --------        --------     --------       --------
Net asset value, end of period                     $  10.32        $  10.26      $ 10.57       $  10.65
                                                   ========        ========     ========       ========
Total return                                           2.45%**         0.55%        3.07%          3.66%**
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $  6,023        $  5,285     $  4,308       $  1,689
 Ratio of expenses to average net assets:
   Before expense reimbursements:                      1.35%***        1.36%        1.30%          1.25%***
   After expense reimbursements:                       1.24%***        1.24%        1.22%          1.15%***
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                       3.63%***        3.44%        2.95%          2.42%***
   After expense reimbursements                        3.75%***        3.56%        3.03%          2.52%***
 Portfolio turnover                                   39.75%**        71.63%       39.85%        103.98%

*     Commencement of operations.

**    Not Annualized

***   Annualized

(a)   Less than $0.01 per share.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) - (CONTINUED)
--------------------------------------------------------------------------------

                                                   Six Months
                                                      Ended
                                                  February 28,    Year Ended
                                                      2007        August 31,
SHORT-TERM U.S. GOVERNMENT BOND FUND               (Unaudited)       2006
Direct Shares                                   -----------------------------
Net asset value, beginning of period               $   9.86        $  9.96
                                                   --------        -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                 0.19          0.34
 Net gain (loss) on securities
  (both realized and unrealized)                       0.03          (0.10)
                                                   --------        -------
   Total from investment operations                    0.22          0.24
                                                   --------        -------
LESS DISTRIBUTIONS
 Dividends from net investment income                 (0.20)         (0.34)
 Distributions from capital gains                        --             --
                                                   --------        -------
   Total distributions                                (0.20)         (0.34)
                                                   --------        -------
Net asset value, end of period                     $   9.88        $  9.86
                                                   ========        =======
Total return                                           2.21%**        2.43%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $ 11,371        $13,235
 Ratio of expenses to average net assets:
   Before expense reimbursements:                      0.93%***       0.92%
   After expense reimbursements:                       0.58%***       0.59%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                       3.59%***       3.06%
   After expense reimbursements                        3.93%***       3.39%
 Portfolio turnover                                   34.95%**       82.25%


                                                   Year Ended     Year Ended   Year Ended   Year Ended
                                                   August 31,     August 31,   August 31,   August 31,
SHORT-TERM U.S. GOVERNMENT BOND FUND                  2005           2004         2003         2002
Direct Shares                                   ------------------------------------------------------
Net asset value, beginning of period               $   10.09       $ 10.11      $ 10.17     $ 10.24
                                                   ---------       -------      -------     -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                  0.21          0.11         0.18        0.30
 Net gain (loss) on securities
  (both realized and unrealized)                       (0.13)           --        (0.06)       0.09
                                                   ---------       -------      -------     -------
   Total from investment operations                     0.08          0.11         0.12        0.39
                                                   ---------       -------      -------     -------
LESS DISTRIBUTIONS
 Dividends from net investment income                  (0.21)        (0.12)       (0.18)      (0.30)
 Distributions from capital gains                      (0.00)(a)     (0.01)          --       (0.16)
                                                   ---------       -------      -------     -------
   Total distributions                                 (0.21)        (0.13)       (0.18)      (0.46)
                                                   ---------       -------      -------     -------
Net asset value, end of period                     $    9.96       $ 10.09      $ 10.11     $ 10.17
                                                   =========       =======      =======     =======
Total return                                            0.82%         1.06%        1.17%       3.90%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $  15,354       $15,098      $21,500     $10,942
 Ratio of expenses to average net assets:
   Before expense reimbursements:                       0.85%         0.80%        0.80%       0.82%
   After expense reimbursements:                        0.56%         0.50%        0.49%       0.43%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                        1.77%         0.85%        1.35%       2.57%
   After expense reimbursements                         2.06%         1.15%        1.66%       2.96%
 Portfolio turnover                                   159.11%        62.58%       74.45%     119.61%


                                                   Six Months
                                                      Ended                                       October 16,
                                                  February 28,    Year Ended     Year Ended          2003*
                                                      2007        August 31,     August 31,      to August 31,
                                                   (Unaudited)       2006           2005             2004
K Shares                                        ---------------------------------------------------------------
Net asset value, beginning of period               $   9.87        $   9.96       $ 10.10         $  10.12
                                                   --------        --------       -------         --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                 0.17            0.28          0.15             0.05
 Net gain (loss) on securities
  (both realized and unrealized)                       0.02           (0.09)        (0.14)           (0.01)
                                                   --------        --------       -------         --------
   Total from investment operations                    0.19            0.19          0.01            0.04
                                                   --------        --------       -------         --------
LESS DISTRIBUTIONS
 Dividends from net investment income                 (0.16)          (0.28)        (0.15)           (0.05)
 Distributions from capital gains                        --              --         (0.00)(a)        (0.01)
                                                   --------        --------       -------         --------
   Total distributions                                (0.16)          (0.28)        (0.15)           (0.06)
                                                   --------        --------       -------         --------
Net asset value, end of period                     $   9.90        $   9.87       $  9.96         $  10.10
                                                   ========        ========       =======         ========
Total return                                           1.99%**         1.98%         0.20%            0.41%**
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $  1,698        $  1,435       $ 1,277         $  1,235
 Ratio of expenses to average net assets:
   Before expense reimbursements:                      1.43%***        1.42%         1.35%            1.30%***
   After expense reimbursements:                       1.08%***        1.09%         1.06%            1.00%***
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                       3.09%***        2.56%         1.27%            0.35%***
   After expense reimbursements                        3.43%***        2.89%         1.56%            0.65%***
 Portfolio turnover                                   34.95%**        82.25%       159.11%           62.58%

*     Commencement of operations.

**    Not Annualized

***   Annualized

(a)   Less than $0.01 per share.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) - (CONTINUED)
--------------------------------------------------------------------------------

                                                   Six Months
                                                      Ended
                                                  February 28,    Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                                      2007        August 31,   August 31,   August 31,   August 31,    August 31,
THE UNITED STATES TREASURY TRUST                   (Unaudited)       2006         2005         2004         2003          2002
Direct Shares                                   ----------------------------------------------------------------------------------
Net asset value, beginning of period               $   1.000      $   1.000    $   1.000    $   1.000    $   1.000     $   1.000
                                                   ---------      ---------    ---------    ---------    ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                 0.022          0.037        0.017        0.006        0.008         0.017
LESS DISTRIBUTIONS
 Dividends from net investment income                 (0.022)        (0.037)      (0.017)      (0.006)      (0.008)       (0.017)
                                                   ---------      ---------    ---------    ---------    ---------     ---------
 Net asset value, end of period                    $   1.000      $   1.000    $   1.000    $   1.000    $   1.000     $   1.000
                                                   =========      =========    =========    =========    =========     =========
Total return                                            2.26%**        3.74%        1.72%        0.63%        0.86%         1.70%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $  44,048      $  48,604    $  36,919    $  39,143    $  40,635     $  51,013
 Ratio of expenses to average net assets:
   Before expense reimbursements:                       0.75%***       0.80%        0.74%        0.71%        0.70%         0.67%
   After expense reimbursements:                        0.52%***       0.53%        0.48%        0.36%        0.42%         0.42%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                        4.28%***       3.61%        1.59%        0.28%        0.56%         1.45%
   After expense reimbursements                         4.50%***       3.88%        1.85%        0.63%        0.84%         1.70%


                                                   Six Months
                                                      Ended                                    October 16,
                                                  February 28,    Year Ended   Year Ended         2003*
                                                      2007        August 31,   August 31,     to August 31,
                                                   (Unaudited)       2006         2005            2004
K Shares                                        -------------------------------------------------------------
Net asset value, beginning of period               $  1.000        $  1.000     $  1.000      $  1.000
                                                   --------        --------     --------      --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                 0.02           0.032        0.012         0.001
LESS DISTRIBUTIONS
 Dividends from net investment income                 (0.02)         (0.032)      (0.012)       (0.001)
                                                   --------        --------     --------      ---------
 Net asset value, end of period                    $  1.000        $  1.000     $  1.000      $  1.000
                                                   ========        ========     ========      =========
Total return                                           2.00%**         3.22%        1.22%         0.12%**
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $  2,768        $  2,487     $  2,490      $    944
 Ratio of expenses to average net assets:
   Before expense reimbursements:                      1.25%***        1.30%        1.25%         1.21%* **
   After expense reimbursements:                       1.02%***        1.03%        0.99%         0.86%* **
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                       3.78%***        3.11%        1.08%        (0.22)%***
   After expense reimbursements                        4.00%***        3.38%        1.34%        (0.13)%***

*     Commencement of operations.

**    Not Annualized

***   Annualized

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) - (CONTINUED)
--------------------------------------------------------------------------------

                                                  Six Months
                                                    Ended
                                                 February 28,      Year Ended
                                                     2007          August 31,
S&P 500 INDEX FUND                               (Unaudited)          2006
Direct Shares                                   --------------------------------
Net asset value, beginning of period             $  26.31          $   24.61
                                                 --------          ---------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                               0.23               0.42
 Net gain (loss) on securities
  (both realized and unrealized)                     2.06               1.68
                                                 --------          ---------
   Total from investment operations                  2.29               2.10
                                                 --------          ---------
LESS DISTRIBUTIONS
 Dividends from net investment income               (0.23)             (0.40)
 Distributions from capital gains                       --                --
                                                 ---------         ---------
   Total distributions                              (0.23)             (0.40)
                                                 ---------         ---------
 Paid in capital from redemption fee (Note 1)       (0.00)(a)          (0.00)(a)
                                                 ---------         ---------
Net asset value, end of period                   $  28.37          $   26.31
                                                 =========         =========
Total return                                         8.71%**            8.61%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)            $105,519          $ 100,927
 Ratio of expenses to average net assets:
   Before expense reimbursements:                    0.52%***           0.53%
   After expense reimbursements:                     0.36%***           0.36%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                     1.51%***           1.44%
   After expense reimbursements                      1.67%***           1.61%
 Portfolio turnover                                  1.81%**            3.56%


                                                   Year Ended     Year Ended   Year Ended    Year Ended
                                                   August 31,     August 31,   August 31,    August 31,
S&P 500 INDEX FUND                                    2005           2004         2003          2002
Direct Shares                                   --------------------------------------------------------
Net asset value, beginning of period               $   22.32       $  20.36     $ 18.48      $   22.79
                                                   ---------       --------     -------      ---------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                  0.44           0.32        0.29           0.29
 Net gain (loss) on securities
  (both realized and unrealized)                        2.29           1.95        1.89          (4.31)
                                                   ---------       --------     -------      ---------
   Total from investment operations                     2.73           2.27        2.18          (4.02)
                                                   ---------       --------     -------      ---------
LESS DISTRIBUTIONS
 Dividends from net investment income                  (0.44)         (0.31)      (0.30)         (0.29)
 Distributions from capital gains                         --             --          --             --
                                                   ---------       --------     -------      ---------
   Total distributions                                 (0.44)         (0.31)      (0.30)         (0.29)
                                                   ---------       --------     -------      ---------
 Paid in capital from redemption fee (Note 1)          (0.00)(a)        N/A         N/A            N/A
                                                   ---------       --------     -------      ---------
Net asset value, end of period                     $   24.61       $  22.32     $ 20.36      $   18.48
                                                   =========       ========     =======      =========
Total return                                           12.31%         11.16%      12.03%        (17.83)%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $ 102,899       $106,305     $98,264      $  93,961
 Ratio of expenses to average net assets:
   Before expense reimbursements:                       0.46%          0.43%       0.45%          0.41%
   After expense reimbursements:                        0.33%          0.27%       0.25%          0.20%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                        1.35%          1.27%       1.35%          1.30%
   After expense reimbursements                         1.48%          1.43%       1.55%          1.51%
 Portfolio turnover                                     3.36%          2.00%       3.63%         31.12%


                                                   Six Months
                                                      Ended                                   October 16,
                                                  February 28,    Year Ended   Year Ended        2003*
                                                      2007        August 31,   August 31,    to August 31,
                                                   (Unaudited)       2006         2005           2004
K Shares                                        -----------------------------------------------------------
Net asset value, beginning of period               $  26.41        $  24.70     $  22.37      $  21.17
                                                   --------        --------     --------      --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                 0.16            0.28         0.29          0.12
 Net gain (loss) on securities
  (both realized and unrealized)                       2.06            1.69         2.33          1.16
                                                   --------        --------     --------      --------
   Total from investment operations                    2.22            1.97         2.62          1.28
                                                   --------        --------     --------      --------
LESS DISTRIBUTIONS
 Dividends from net investment income                 (0.15)          (0.26)       (0.29)        (0.08)
 Distributions from capital gains                        --              --           --            --
                                                   --------        --------     --------      --------
   Total distributions                                (0.15)          (0.26)       (0.29)        (0.08)
                                                   --------        --------     --------      --------
 Paid in capital from redemption fee (Note 1)            --              --           --           N/A
                                                   --------        --------     --------      --------
Net asset value, end of period                     $  28.48         $ 26.41     $  24.70      $  22.37
                                                   ========        ========     ========      ========
Total return                                           8.43%**         8.04%       11.77%         6.05%**
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $  7,363        $  6,159     $  4,641      $  2,261
 Ratio of expenses to average net assets:
   Before expense reimbursements:                      1.02%***        1.03%        0.97%         0.93%***
   After expense reimbursements:                       0.86%***        0.86%        0.84%         0.77%***
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                       1.01%***        0.94%        0.84%         0.77%***
   After expense reimbursements                        1.17%***        1.11%        0.97%         0.93%***
 Portfolio turnover                                    1.81%**         3.56%        3.36%         2.00%

*     Commencement of operations.

**    Not Annualized

***   Annualized

(a)   Less than $0.01 per share.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) - (CONTINUED)
--------------------------------------------------------------------------------

                                                 Six Months
                                                   Ended
                                                February 28,      Year Ended
                                                    2007          August 31,
S&P MIDCAP INDEX FUND                           (Unaudited)          2006
Direct Shares                                  -----------------------------
Net asset value, beginning of period            $  22.89          $   23.34
                                                --------          ---------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                              0.11               0.21
 Net gain (loss) on securities
  (both realized and unrealized)                    2.63               1.11
                                                --------          ---------
   Total from investment operations                 2.74               1.32
                                                --------          ---------
LESS DISTRIBUTIONS
 Dividends from net investment income              (0.10)             (0.21)
 Distributions from capital gains                  (1.35)             (1.56)
                                                --------          ---------
   Total distributions                             (1.45)             (1.77)
                                                --------          ---------
 Paid in capital from redemption fee (Note 1)      (0.00)(a)          (0.00)(a)
                                                --------          ---------
Net asset value, end of period                  $  24.18          $   22.89
                                                ========          =========
Total return                                       12.19%**            5.80%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)           $172,814          $ 162,988
 Ratio of expenses to average net assets:
   Before expense reimbursements:                   0.65%***           0.64%
   After expense reimbursements:                    0.58%***           0.58%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                    0.87%***           0.84%
   After expense reimbursements                     0.93%***           0.91%
 Portfolio turnover                                 8.19%**           13.83%


                                                   Year Ended     Year Ended   Year Ended   Year Ended
                                                   August 31,     August 31,   August 31,   August 31,
S&P MIDCAP INDEX FUND                                 2005           2004         2003         2002
Direct Shares                                   ------------------------------------------------------
Net asset value, beginning of period               $   19.00       $  17.01      $ 14.60      $ 16.18
                                                   ---------       --------     --------      -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                  0.18           0.13         0.12         0.05
 Net gain (loss) on securities
  (both realized and unrealized)                        4.34           1.98         2.41        (1.54)
                                                   ---------       --------     --------      -------
   Total from investment operations                     4.52           2.11         2.53        (1.49)
                                                   ---------       --------     --------      -------
LESS DISTRIBUTIONS
 Dividends from net investment income                  (0.18)         (0.12)      (0.12)        (0.03)
 Distributions from capital gains                         --             --           --        (0.06)
                                                   ---------       --------     --------      -------
   Total distributions                                 (0.18)         (0.12)      (0.12)        (0.09)
                                                   ---------       --------     --------      -------
 Paid in capital from redemption fee (Note 1)          (0.00)(a)        N/A          N/A          N/A
                                                   ---------       --------     --------      -------
Net asset value, end of period                     $   23.34       $  19.00      $ 17.01      $ 14.60
                                                   =========       ========     ========      =======
Total return                                           23.87%         12.44%       17.46%       (8.77)%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $ 161,655       $126,678     $103,771      $96,590
 Ratio of expenses to average net assets:
   Before expense reimbursements:                       0.59%          0.58%        0.58%        0.58%
   After expense reimbursements:                        0.55%          0.49%        0.46%        0.40%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                        0.80%          0.60%        0.66%       0.78%
   After expense reimbursements                         0.84%          0.69%        0.78%       0.96%
 Portfolio turnover                                    18.07%         12.75%        8.33%      21.73%


                                                   Six Months
                                                      Ended                                   October 16,
                                                  February 28,    Year Ended   Year Ended        2003*
                                                      2007        August 31,   August 31,    to August 31,
                                                   (Unaudited)       2006         2005           2004
K Shares                                        -----------------------------------------------------------
Net asset value, beginning of period               $ 22.88         $ 23.34      $ 19.00       $ 17.78
                                                   -------         -------      -------       -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                0.05            0.09         0.07          0.05
 Net gain (loss) on securities
  (both realized and unrealized)                      2.63            1.10         4.34          1.19
                                                   -------         -------      -------       -------
   Total from investment operations                   2.68            1.19         4.41          1.24
                                                   -------         -------      -------       -------
LESS DISTRIBUTIONS
 Dividends from net investment income                (0.04)          (0.09)       (0.07)        (0.02)
 Distributions from capital gains                    (1.35)          (1.56)          --            --
                                                   -------         -------      -------       -------
   Total distributions                               (1.39)          (1.65)       (0.07)        (0.02)
                                                   -------         -------      -------       -------
 Paid in capital from redemption fee (Note 1)            --             --           --           N/A
                                                   -------         -------      -------       -------
Net asset value, end of period                     $ 24.17         $ 22.88      $ 23.34       $ 19.00
                                                   =======         =======      =======       =======
Total return                                         11.96%**         5.23%       23.26%         6.96%**
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $ 6,830         $ 5,617      $ 4,881       $ 2,459
 Ratio of expenses to average net assets:
   Before expense reimbursements:                     1.15%***        1.14%        1.09%         1.08%***
   After expense reimbursements:                      1.08%***        1.08%        1.05%         0.99%***
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                      0.37%***        0.34%        0.30%         0.10%***
   After expense reimbursements                       0.43%***        0.41%        0.34%         0.19%***
 Portfolio turnover                                   8.19%**        13.83%       18.07%        12.75%

*     Commencement of operations.

**    Not Annualized

***   Annualized

(a)   Less than $0.01 per share.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) - (CONTINUED)
--------------------------------------------------------------------------------

                                                  Six Months
                                                     Ended
                                                 February 28,     Year Ended
                                                     2007         August 31,
S&P SMALLCAP INDEX FUND                           (Unaudited)        2006
Direct Shares                                   ----------------------------
Net asset value, beginning of period              $   19.38        $   19.08
                                                  ---------        ---------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                 0.05             0.10
 Net gain (loss) on securities
  (both realized and unrealized)                       1.87             1.18
                                                  ---------        ---------
   Total from investment operations                    1.92             1.28
                                                  ---------        ---------
LESS DISTRIBUTIONS
 Dividends from net investment income                 (0.04)           (0.10)
 Distributions from capital gains                     (1.64)           (0.88)
                                                  ---------        ---------
   Total distributions                                (1.68)           (0.98)
                                                  ---------        ---------
 Paid in capital from redemption fee (Note 1)         (0.00)(a)        (0.00)(a)
                                                  ---------        ---------
Net asset value, end of period                    $   19.62        $   19.38
                                                  =========        =========
Total return                                          10.01%**          6.94%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)             $  26,353        $  24,609
 Ratio of expenses to average net assets:
   Before expense reimbursements:                      0.91%***         0.92%
   After expense reimbursements:                       0.74%***         0.74%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                       0.38%***         0.33%
   After expense reimbursements                        0.54%***         0.51%
 Portfolio turnover                                    3.06%**         11.24%


                                                   Year Ended     Year Ended   Year Ended   Year Ended
                                                   August 31,     August 31,   August 31,   August 31,
S&P SMALLCAP INDEX FUND                               2005           2004         2003         2002
Direct Shares                                   ------------------------------------------------------
Net asset value, beginning of period               $   15.85       $ 14.07      $ 11.60      $ 12.89
                                                   ---------       -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                  0.09          0.04         0.03         0.03
 Net gain (loss) on securities
  (both realized and unrealized)                        3.99          1.92         2.51        (1.28)
                                                   ---------       -------      -------      -------
   Total from investment operations                     4.08          1.96         2.54        (1.25)
                                                   ---------       -------      -------      -------
LESS DISTRIBUTIONS
 Dividends from net investment income                  (0.09)        (0.04)       (0.03)       (0.04)
 Distributions from capital gains                      (0.76)        (0.14)       (0.04)          --
                                                   ---------       -------      -------      -------
   Total distributions                                 (0.85)        (0.18)       (0.07)       (0.04)
                                                   ---------       -------      -------      -------
 Paid in capital from redemption fee (Note 1)          (0.00)(a)       N/A          N/A          N/A
                                                   ---------       -------      -------      -------
Net asset value, end of period                     $   19.08       $ 15.85      $ 14.07      $ 11.60
                                                   =========       =======      =======      =======
Total return                                           26.17%        13.93%       22.04%       (9.69)%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $  24,250       $20,742      $18,526      $15,813
 Ratio of expenses to average net assets:
   Before expense reimbursements:                       0.86%         0.82%        0.88%        0.88%
   After expense reimbursements:                        0.71%         0.65%        0.65%        0.65%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                        0.37%         0.09%        0.08%        0.00%
   After expense reimbursements                         0.52%         0.26%        0.31%        0.23%
 Portfolio turnover                                     7.25%        14.60%       16.51%       17.64%


                                                    Six Months
                                                       Ended
                                                   February 28,     Year Ended   Year Ended      October 16,
                                                       2007         August 31,   August 31,       2003* to
                                                    (Unaudited)        2006         2005       August 31, 2004
K Shares                                        ---------------------------------------------------------------
Net asset value, beginning of period               $   19.33         $ 19.04      $ 15.82       $   14.78
                                                   ---------         -------      -------       ---------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                    --              --         0.01           (0.01)
 Net gain (loss) on securities
  (both realized and unrealized)                        1.88            1.18         3.97            1.19
                                                   ---------         -------      -------       ---------
   Total from investment operations                     1.88            1.18         3.98            1.18
                                                   ---------         -------      -------       ---------
LESS DISTRIBUTIONS
 Dividends from net investment income                  (0.01)          (0.01)          --              --
 Distributions from capital gains                      (1.64)          (0.88)       (0.76)          (0.14)
                                                   ---------         -------      -------       ---------
   Total distributions                                 (1.65)          (0.89)       (0.76)          (0.14)
                                                   ---------         -------      -------       ---------
 Paid in capital from redemption fee (Note 1)             --              --           --             N/A
                                                   ---------         -------      -------       ---------
Net asset value, end of period                     $   19.56         $ 19.33      $ 19.04       $   15.82
                                                   =========         =======      =======       =========
Total return                                            9.80%* *        6.38%       25.53%           7.99%* *
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $   8,852         $ 7,290      $ 6,070       $   2,700
 Ratio of expenses to average net assets:
   Before expense reimbursements:                       1.41%* **       1.42%        1.36%           1.32%* **
   After expense reimbursements:                        1.24%* **       1.24%        1.21%           1.15%* **
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                       (0.12)%***      (0.17)%      (0.13)%         (0.41)%***
   After expense reimbursements                         0.04%* **       0.01%        0.02%          (0.24)%***
 Portfolio turnover                                     3.06%* *       11.24%        7.25%          14.60%

*     Commencement of operations.

**    Not Annualized

***   Annualized

(a)   Less than $0.01 per share.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) - (CONTINUED)
--------------------------------------------------------------------------------

                                                  Six Months
                                                     Ended
                                                 February 28,      Year Ended
                                                     2007          August 31,
EQUITY INCOME FUND                                (Unaudited)         2006
Direct Shares                                   -----------------------------
Net asset value, beginning of period              $   16.52        $   16.12
                                                  ---------        ---------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                 0.17             0.26
 Net gain (loss) on securities
  (both realized and unrealized)                       1.59             0.76
                                                  ---------        ---------
   Total from investment operations                    1.76             1.02
                                                  ---------        ---------
LESS DISTRIBUTIONS
 Dividends from net investment income                 (0.17)           (0.27)
 Distributions from capital gains                     (0.62)           (0.35)
                                                  ---------        ---------
   Total distributions                                (0.79)           (0.62)
                                                  ---------        ---------
 Paid in capital from redemption fee (Note 1)         (0.00)(a)        (0.00)(a)
                                                  ---------        ---------
Net asset value, end of period                    $   17.49        $   16.52
                                                  =========        =========
Total return                                          10.71%**          6.50%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)             $  18,526        $  17,090
 Ratio of expenses to average net assets:
   Before expense reimbursements:                      0.89%***         0.91%
   After expense reimbursements:                       0.89%***         0.90%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                       1.96%***         1.61%
   After expense reimbursements                        1.96%***         1.62%
 Portfolio turnover                                    0.85%**          2.59%


                                                   Year Ended     Year Ended   Year Ended   Year Ended
                                                   August 31,     August 31,   August 31,   August 31,
EQUITY INCOME FUND                                    2005           2004         2003         2002
Direct Shares                                   ------------------------------------------------------
Net asset value, beginning of period               $   14.07       $ 12.32      $  11.38     $  12.21
                                                   ---------       -------      --------     --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                  0.26          0.20          0.15         0.17
 Net gain (loss) on securities
  (both realized and unrealized)                        2.05          1.70          0.94        (0.83)
                                                   ---------       -------      --------     --------
   Total from investment operations                     2.31          1.90          1.09        (0.66)
                                                   ---------       -------      --------     --------
LESS DISTRIBUTIONS
 Dividends from net investment income                  (0.26)        (0.15)        (0.15)       (0.17)
 Distributions from capital gains                         --            --            --          --
                                                   ---------       -------      --------     --------
   Total distributions                                 (0.26)        (0.15)        (0.15)       (0.17)
                                                   ---------       -------      --------     --------
 Paid in capital from redemption fee (Note 1)          (0.00)(a)       N/A           N/A          N/A
                                                   ---------       -------      --------     --------
Net asset value, end of period                     $   16.12       $ 14.07      $  12.32     $  11.38
                                                   =========       =======      ========     ========
Total return                                           16.51%        15.51%         9.77%       (5.46)%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $  16.641       $13,137      $  9,818     $  8,261
 Ratio of expenses to average net assets:
   Before expense reimbursements:                       0.87%         0.90%         0.95%        0.91%
   After expense reimbursements:                        0.85%         0.80%         0.80%        0.80%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                        1.70%         1.04%         1.24%        1.33%
   After expense reimbursements                         1.72%         1.14%         1.39%        1.44%
 Portfolio turnover                                     3.25%        14.43%        30.01%       69.43%


                                                   Six Months
                                                      Ended                                   October 16,
                                                  February 28,    Year Ended   Year Ended        2003*
                                                      2007        August 31,   August 31,    to August 31,
                                                   (Unaudited)       2006         2005           2004
K Shares                                        -----------------------------------------------------------
Net asset value, beginning of period               $  16.56        $  16.17     $  14.10      $  12.90
                                                   --------        --------     --------      --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                 0.13            0.18         0.18          0.01
 Net gain (loss) on securities
  (both realized and unrealized)                       1.49            0.75         2.07          1.21
                                                   --------        --------     --------      --------
   Total from investment operations                    1.62            0.93         2.25          1.22
                                                   --------        --------     --------      --------
LESS DISTRIBUTIONS
 Dividends from net investment income                 (0.13)          (0.19)       (0.18)        (0.02)
 Distributions from capital gains                     (0.62)          (0.35)          --            --
                                                   --------        --------     --------      --------
   Total distributions                                (0.75)          (0.54)       (0.18)        (0.02)
                                                   --------        --------     --------      --------
 Paid in capital from redemption fee (Note 1)            --              --           --           N/A
                                                   --------        --------     --------      --------
Net asset value, end of period                     $  17.43         $ 16.56      $ 16.17       $  14.10
                                                   ========        ========     ========      ========
Total return                                           9.80%**         5.92%       16.00%         9.47%**
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $  4,573        $  3,829     $  3,234      $  1,470
 Ratio of expenses to average net assets:
   Before expense reimbursements:                      1.39%***        1.41%        1.37%         1.40%***
   After expense reimbursements:                       1.39%***        1.40%        1.35%         1.30%***
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                       1.46%***        1.11%        1.20%         0.54%***
   After expense reimbursements                        1.46%***        1.12%        1.22%         0.64%***
 Portfolio turnover                                    0.85%**         2.59%        3.25%        14.43%

*     Commencement of operations.

**    Not Annualized

***   Annualized

(a)   Less than $0.01 per share.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                      FINANCIAL HIGHLIGHTS
 (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) - (CONTINUED)
--------------------------------------------------------------------------------

                                                  Six Months
                                                     Ended
                                                 February 28,      Year Ended
                                                     2007          August 31,
EUROPEAN GROWTH & INCOME FUND                     (Unaudited)         2006
Direct Shares                                   -----------------------------
Net asset value, beginning of period              $    9.91        $    8.57
                                                  ---------        ---------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                 0.03             0.24
 Net gain (loss) on securities
  (both realized and unrealized)                       0.62             1.29
                                                  ---------        ---------
   Total from investment operations                    0.65             1.53
                                                  ---------        ---------
LESS DISTRIBUTIONS
 Dividends from net investment income                 (0.09)           (0.19)
 Distributions from capital gains                        --               --
                                                  ---------        ---------
   Total distributions                                (0.09)           (0.19)
                                                  ---------        ---------
 Paid in capital from redemption fee (Note 1)         (0.00)(a)        (0.00)(a)
                                                  ---------        ---------
Net asset value, end of period                    $   10.47        $    9.91
                                                  =========        =========
Total return                                           6.66%**         17.97%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)             $   6,112        $   5,719
 Ratio of expenses to average net assets:
   Before expense reimbursements:                      1.43%***         1.49%
   After expense reimbursements:                       1.00%***         1.00%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                       0.20%***         2.48%
   After expense reimbursements                        0.58%***         2.97%
 Portfolio turnover                                    0.00%**          3.24%


                                                   Year Ended     Year Ended   Year Ended    Year Ended
                                                   August 31,     August 31,   August 31,    August 31,
EUROPEAN GROWTH & INCOME FUND                         2005           2004         2003          2002
Direct Shares                                   --------------------------------------------------------
Net asset value, beginning of period               $    7.10       $   6.18     $   5.80     $     7.13
                                                   ---------       --------     --------     ----------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                  0.15           0.16         0.11           0.10
 Net gain (loss) on securities
  (both realized and unrealized)                        1.48           0.89         0.35          (1.34)
                                                   ---------       --------     --------     ----------
   Total from investment operations                     1.63           1.05         0.46          (1.24)
                                                   ---------       --------     --------     ----------
LESS DISTRIBUTIONS
 Dividends from net investment income                  (0.16)         (0.13)       (0.08)         (0.09)
 Distributions from capital gains                         --             --           --             --
                                                   ---------       --------     --------     ----------
   Total distributions                                 (0.16)         (0.13)       (0.08)         (0.09)
                                                   ---------       --------     --------     ----------
 Paid in capital from redemption fee (Note 1)          (0.00)(a)        N/A          N/A            N/A
                                                   ---------       --------     --------     ----------
Net asset value, end of period                     $    8.57       $   7.10     $   6.18     $     5.80
                                                   =========       ========     ========     ==========
Total return                                           23.15%         17.04%        8.17%        (17.50)%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $   5,024       $  3,923     $  3,364     $    2,357
 Ratio of expenses to average net assets:
   Before expense reimbursements:                       1.55%          1.72%        1.99%          1.99%
   After expense reimbursements:                        0.98%          0.95%        0.95%          0.95%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                        1.41%          1.17%        0.83%          0.30%
   After expense reimbursements                         1.98%          1.94%        1.87%          1.34%
 Portfolio turnover                                     1.47%          2.01%        0.00%          9.70%


                                                    Six Months
                                                       Ended                                    October 16,
                                                   February 28,     Year Ended   Year Ended        2003*
                                                       2007         August 31,   August 31,    to August 31,
                                                    (Unaudited)        2006         2005           2004
K Shares                                        -------------------------------------------------------------
Net asset value, beginning of period               $   9.94         $  8.60        $  7.11        $  6.61
                                                   --------         -------        -------        -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                 0.01            0.19           0.10           0.08
 Net gain (loss) on securities
  (both realized and unrealized)                       0.63            1.29           1.51           0.48
                                                   --------         -------        -------        -------
   Total from investment operations                    0.64            1.48           1.61           0.56
                                                   --------         -------        -------        -------
LESS DISTRIBUTIONS
 Dividends from net investment income                 (0.07)          (0.14)         (0.12)         (0.06)
 Distributions from capital gains                        --              --             --             --
                                                   --------         -------        -------        -------
   Total distributions                                (0.07)          (0.14)         (0.12)         (0.06)
                                                   --------         -------        -------        -------
 Paid in capital from redemption fee (Note 1)            --              --             --            N/A
                                                   --------         -------        -------        -------
Net asset value, end of period                     $  10.51         $  9.94        $  8.60        $  7.11
                                                   ========         =======        =======        =======
Total return                                           6.44%* *       17.31%         22.78%          8.43%**
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $  5,545         $ 4,576       $  3,052       $  1,177
 Ratio of expenses to average net assets:
   Before expense reimbursements:                      1.93%* **       1.99%          2.07%          2.22%***
   After expense reimbursements:                       1.50%* **       1.50%          1.50%          1.45%***
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                      (0.30)%***       1.98%          0.89%          0.67%***
   After expense reimbursements                        0.08%* **       2.47%          1.46%          1.44%***
 Portfolio turnover                                    0.00%* *        3.24%          1.47%          2.01%

*     Commencement of operations.

**    Not Annualized

***   Annualized

(a)   Less than $0.01 per share.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) - (CONTINUED)
--------------------------------------------------------------------------------

                                                Six Months
                                                   Ended
                                               February 28,       Year Ended
                                                   2007           August 31,
NASDAQ-100 INDEX FUND                           (Unaudited)          2006
Direct Shares                                 ------------------------------
Net asset value, beginning of period           $     3.96         $    3.98
                                               ----------         ---------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                 --             (0.00)(a)
 Net gain (loss) on securities
  (both realized and unrealized)                     0.46             (0.01)
                                               ----------         ---------
   Total from investment operations                  0.46             (0.01)
                                               ----------         ---------
LESS DISTRIBUTIONS
 Dividends from net investment income                  --             (0.01)
 Distributions from capital gains                      --                --
                                               ----------         ---------
   Total distributions                                 --             (0.01)
                                               ----------         ---------
 Paid in capital from redemption fee (Note 1)       (0.00)(a)         (0.00)(a)
                                               ----------         ---------
Net asset value, end of period                 $     4.42         $    3.96
                                               ==========         =========
Total return                                        11.62%* *         (0.24)%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)          $   12,577         $  12,072
 Ratio of expenses to average net assets:
   Before expense reimbursements:                    1.05%* **         1.03%
   After expense reimbursements:                     0.74%* **         0.74%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                    (0.32)%***        (0.34)%
   After expense reimbursements                     (0.02)%***        (0.05)%
 Portfolio turnover                                  3.28%* *         14.07%


                                                   Year Ended     Year Ended   Year Ended     Year Ended
                                                   August 31,     August 31,   August 31,     August 31,
NASDAQ-100 INDEX FUND                                 2005           2004         2003           2002
Direct Shares                                   --------------------------------------------------------
Net asset value, beginning of period               $    3.46       $  3.41      $  2.41       $    3.75
                                                   ---------       -------      -------       ---------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                  0.03         (0.01)       (0.01)          (0.00)(a)
 Net gain (loss) on securities
  (both realized and unrealized)                        0.51          0.06         1.01           (1.33)
                                                   ---------       -------      -------       ---------
   Total from investment operations                     0.54          0.05         1.00           (1.33)
                                                   ---------       -------      -------       ---------
LESS DISTRIBUTIONS
 Dividends from net investment income                  (0.02)           --           --           (0.01)
 Distributions from capital gains                         --            --           --              --
                                                   ---------       -------      -------       ---------
   Total distributions                                 (0.02)           --           --           (0.01)
                                                   ---------       -------      -------       ---------
 Paid in capital from redemption fee (Note 1)          (0.00)(a)       N/A          N/A             N/A
                                                   ---------       -------      -------       ---------
Net asset value, end of period                     $    3.98       $  3.46      $  3.41       $    2.41
                                                   =========       =======      =======       =========
Total return                                           15.47%         1.47%       41.49%         (35.61)%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $  15,161       $14,349      $14,928       $   9,191
 Ratio of expenses to average net assets:
   Before expense reimbursements:                       0.95%         0.91%        1.05%           0.99%
   After expense reimbursements:                        0.71%         0.65%        0.65%           0.64%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                        0.41%        (0.62)%      (0.80)%         (0.45)%
   After expense reimbursements                         0.65%        (0.36)%      (0.40)%         (0.10)%
 Portfolio turnover                                     9.94%         8.82%        8.64%           4.18%


                                                    Six Months
                                                       Ended                                     October 16,
                                                   February 28,     Year Ended   Year Ended         2003*
                                                       2007         August 31,   August 31,     to August 31,
                                                    (Unaudited)        2006         2005            2004
K Shares                                           ----------------------------------------------------------
Net asset value, beginning of period               $    3.93         $  3.96      $  3.45       $    3.62
                                                   ---------         -------      -------       ---------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                 (0.01)          (0.02)          --           (0.01)
 Net gain (loss) on securities
  (both realized and unrealized)                        0.45           (0.01)        0.52           (0.16)
                                                   ---------         -------      -------       ---------
   Total from investment operations                     0.44           (0.03)        0.52           (0.17)
                                                   ---------         -------      -------       ---------
LESS DISTRIBUTIONS
 Dividends from net investment income                     --              --        (0.01)             --
 Distributions from capital gains                         --              --           --              --
                                                   ---------         -------      -------       ---------
   Total distributions                                    --              --        (0.01)             --
                                                   ---------         -------      -------       ---------
 Paid in capital from redemption fee (Note 1)             --              --          N/A             N/A
                                                   ---------         -------      -------       ---------
Net asset value, end of period                     $    4.37         $  3.93      $  3.96       $    3.45
                                                   =========         =======      =======       =========
Total return                                           11.20%* *       (0.76)%      15.13%          (4.70)%**
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $   4,962         $ 3,908      $ 3,417       $   1,651
 Ratio of expenses to average net assets:
   Before expense reimbursements:                       1.55%* **       1.53%        1.46%           1.41%* **
   After expense reimbursements:                        1.24%* **       1.24%        1.22%           1.15%* **
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                       (0.82)%***      (0.84)%      (0.10)%         (1.12)%***
   After expense reimbursements                        (0.52)%***      (0.55)%       0.14%          (0.86)%***
 Portfolio turnover                                     3.28%* *       14.07%        9.94%           8.82%

*     Commencement of operations.

**    Not Annualized

***   Annualized

(a)   Less than $0.01 per share.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT TRUST                                    FEBRUARY 28, 2007

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Note 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund are a series of shares of beneficial interest of California Investment Trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: California Tax-Free Income Fund and California Insured Intermediate Fund seek as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and safety of capital. California Tax-Free Money Market Fund seeks capital preservation, liquidity and the highest achievable current income exempt from both federal and California personal income taxes consistent with safety. U.S. Government Securities Fund seeks safety from credit risk, liquidity, and as high a level of income as is consistent with these objectives by investment in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities. The United States Treasury Trust seeks preservation of capital, safety, liquidity and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's MidCap 400 Index and the Standard & Poor's SmallCap 600 Index, respectively. The Equity Income Fund seeks a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income by investing in large-sized European companies. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index. Short-Term U.S. Government Bond Fund seeks liquidity, safety from credit risk, preservation of investors principal and has a high level of income as is consistent with these objectives by investing in mainly U.S. government securities.

      California Investment Trust began offering an additional class of shares, Class K, on October 16, 2003. Income, expenses (other than the expenses attributable to a specific class), realized and unrealized gains or losses on investments of the Funds are allocated proportionately to the two classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares. The following is a summary of significant accounting policies followed by the Funds.

      (a) Security Valuation -- Portfolio securities of the S&P 500, S&P MidCap and S&P SmallCap Index Funds, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund and the California Insured Intermediate Fund are valued by an independent pricing service that uses market quotations, representing the latest available bid price, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established by the Funds' Board of Trustees. The U.S. Government Securities Fund and the Short-Term U.S. Government Bond Fund are valued by an independent pricing service that uses market quotations representing the latest available mean between the bid and ask price, prices provided by market makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost, which the Board of Trustees has determined in good faith to constitute fair value.

      (b) Futures Contracts -- Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (a Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income, European Growth & Income Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

      (c) Federal Income Taxes -- No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. Capital loss carry forwards, as of August 31, 2006, available to offset future capital gains, if any, are as follows:

                                                Short-Term
              California      United States    United States
            Tax-Free Money      Government      Government    The United States     S&P 500    European Growth    Nasdaq-100
 Expiring     Market Fund    Securities Fund     Bond Fund      Treasury Trust    Index Fund    & Income Fund     Index Fund
------------------------------------------------------------------------------------------------------------------------------
   2007         $   --           $     --        $     --           $   --        $       --       $    806      $        --
   2008             --                 --              --               --                --         53,456          537,333
   2009             --                 --              --               --         4,585,973         40,585        2,356,290
   2011             --                 --              --               --         2,790,405        104,291        3,015,439
   2012          3,258                 --              --               --                --          2,426        1,963,355
   2013             --             19,438          15,901               60                --         59,164        2,084,713
   2014             --            266,271         187,828            5,937                --          9,731          251,077
                ------           --------        --------           ------        ----------       --------      -----------
   Total        $3,258           $285,709        $203,729           $5,997        $7,376,378       $270,459      $10,208,207
                ======           ========        ========           ======        ==========       ========      ===========

      Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2006, permanent differences between book and tax accounting have been reclassified to paid-in capital, undistributed net investment income/loss and accumulated realized gain/loss as follows:


                                                                 Increase (Decrease)
                                        Increase (Decrease)       Undistributed Net        Increase (Decrease)
                                          Paid-in Capital     Investment Income (Loss)   Accumulated Gain/(Loss)
                                       -------------------------------------------------------------------------
California Tax-Free Income Fund              $  (2,591)               $ (6,566)                  $9,157
California Insured Intermediate Fund         $    (432)                     --                   $  432
Short-Term U.S. Government Bond Fund                --                $ (1,299)                  $1,299
Nasdaq-100 Index Fund                        $ (32,741)               $ 32,741                       --

      (d) Security Transactions, Investment Income and Distributions to Shareholders -- Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust's understanding of the applicable country's tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00.If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT TRUST                                    FEBRUARY 28, 2007

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      (e) Concentration -- The California Tax-Free Income Fund, the California Insured Intermediate Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in the state of California.

      (f) Use of Estimates in Financial Statements -- In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

      (g) Share Valuations -- The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund's shares will not be priced on the days on which the NYSE is closed for trading. Bond and Money Market Funds are closed on Columbus Day (observed) and Veteran's Day (observed). The offering and redemption price per share of each Fund is equal to a Fund's NAV per share. Shares of certain funds were charged a 1% redemption fee on shares redeemed or exchanged within seven days of purchase. These fees were deducted from the redemption proceeds otherwise payable to the shareholder. Each Fund retained the fee charged as paid-in capital, and such fees became part of that Fund's daily NAV calculation. The redemption fee was established January 1, 2005.

      (h) Accounting for Uncertainty in Income Taxes -- On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no impact on the financial statements of the Funds.

      (i) Fair Value Measurements -- In September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Note 2 -- INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

      CCM Partners ("CCM"), a California limited partnership, provides each Fund with management and limited administrative services pursuant to a management agreement.

      In accordance with the terms of the management agreements with California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, CCM receives compensation at the annual rate of 0.50% of the Funds' average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, CCM receives compensation at the annual rate of 0.25% and 0.40%, respectively, of the Funds' average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, CCM receives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of net assets above $1 billion. In accordance with the terms of the management agreement with the European Growth & Income Fund, CCM receives compensation at the annual rate of 0.85% of the Fund's average daily net assets. CCM has agreed to reduce its fee by, or reimburse the respective Funds for, any amount necessary to prevent a Fund's total expenses, excluding extraordinary items, from exceeding 1.00% (or 1.50% for Class K shares) of that Fund's average daily net assets. CCM has voluntarily reimbursed more expenses than contractually obligated. This voluntary reimbursement is effective for a calendar year, with renewal at the end of each calendar year, and is subject to recoupment within three fiscal years following a particular reimbursement, but only to the extent the reimbursement does not cause the Fund to exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees' review and approval. Reimbursement from the manager for the six months ended February 28, 2007, is as follows:

                                                   Voluntary Expense Limitation
                                        --------------------------------------------------
Fund                                     Reimburse   Direct Shares   K Shares   Expiration
------------------------------------------------------------------------------------------
California Insured Intermediate Fund    $20,917     0.68%            N/A         12/31/07
California Tax-Free Money Market Fund   $82,838     0.53%            N/A         12/31/07
U.S. Government Securities Fund         $15,549     0.74%           1.24%        12/31/07
Short-Term U.S. Government Bond Fund    $24,482     0.59%           1.09%        12/31/07
The United States Treasury Trust        $56,571     0.53%           1.03%        12/31/07
S&P 500 Index Fund                      $92,588     0.36%           0.86%        12/31/07
S&P MidCap Index Fund                   $54,436     0.58%           1.08%        12/31/07
S&P SmallCap Index Fund                 $28,567     0.74%           1.24%        12/31/07
European Growth & Income Fund           $21,962     1.00%           1.50%        12/31/07
Nasdaq-100 Index Fund                   $25,891     0.74%           1.24%        12/31/07

      As compensation for administrative duties not covered by the management agreement, CCM receives an administration fee, which became effective February 28, 2005. The administration fee is based on assets held, in aggregate, by the Funds comprising California Investment Trust . The fee rates are 0.10% on the first $100 million, 0.08% on the next $400 million, and 0.06% on combined assets over $500 million.

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT TRUST                                    FEBRUARY 28, 2007

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      Certain officers and trustees of the Trust are also partners of CCM. Michael O'Callaghan has served as the Chief Compliance Officer ("CCO") of the Trust since August 2004. Mr. O'Callaghan is also employed by CCM Partners, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust, and CCM Partners is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

      California Investment Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of California Investment Trust pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Share of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund's Class K Shares.

      California Investment Trust has adopted a Shareholder Services Plan (the "Services Plan"), whereby the Class K Shares of each Fund of California Investment Trust pay CCM Partners, LP, the Funds' Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Shares. Such amounts are compensation for providing certain services to clients owning Class K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

      For the six months ended February 28, 2007, the following were paid by the Class K Shares of each Fund of California Investment Trust:


                                                     Shareholder
Fund                                    12b-1 Fees   Service Fee
----------------------------------------------------------------
U.S. Government Securities Fund            $ 6,854       $ 6,854
Short-Term U.S. Government Bond Fund       $ 1,956       $ 1,956
The United States Treasury Trust           $ 3,148       $ 3,148
S&P 500 Index Fund                         $ 8,585       $ 8,585
S&P MidCap Index Fund                      $ 7,677       $ 7,677
S&P SmallCap Index Fund                    $10,015       $10,015
Equity Income Fund                         $ 5,234       $ 5,234
European Growth & Income Fund              $ 6,247       $ 6,247
Nasdaq-100 Index fund                      $ 5,695       $ 5,695

Note 3 -- PURCHASES AND SALES OF SECURITIES

      Purchases and sales of securities other than short-term investments during the six months ended February 28, 2007 were as follows:


Fund                                     Purchases       Sales
-----------------------------------------------------------------
California Tax-Free Income Fund         $ 7,568,989   $ 8,391,500
California Insured Intermediate Fund    $        --   $   503,950
U.S. Government Securities Fund         $ 9,733,266   $12,700,789
Short-Term U.S. Government Bond Fund    $ 4,948,484   $ 6,299,199
S&P 500 Index Fund                      $ 1,991,274   $ 5,901,544
S&P MidCap Index Fund                   $14,168,633   $19,784,067
S&P SmallCap Index Fund                 $ 1,599,217   $   949,822
Equity Income Fund                      $   161,039   $   305,557
European Growth & Income Fund           $   567,517   $        --
Nasdaq-100 Index fund                   $   549,847   $   630,201


Note 4 -- TAX CHARACTER

      The tax character of distributions paid during the years ended August 31, 2006 was as follows:

                                                  Ordinary     Long-Term     Exempt-Interest       Total
                                                   Income    Capital Gains      Dividends      Distributions
                                               --------------------------------------------------------------
California Tax-Free Income Fund         2006   $  106,681    $  2,976,029*      $5,530,802     $ 8,613,512
California Insured Intermediate Fund    2006   $       --    $    269,416*      $  628,668     $   898,084
California Tax-Free Money Market Fund   2006   $       --    $         --       $1,656,200     $ 1,656,200
U.S. Government Securities Fund         2006   $1,066,162    $         --       $       --     $ 1,066,162
Short-Term U.S. Government Bond Fund    2006   $  512,757    $         --       $       --     $   512,757
The United States Treasury Trust        2006   $1,457,145    $         --       $       --     $ 1,457,145
S&P 500 Index Fund                      2006   $1,677,812    $         --       $       --     $ 1,677,812
S&P MidCap Index Fund                   2006   $1,542,359    $ 11,138,886*      $       --     $12,681,245
S&P SmallCap Index Fund                 2006   $  157,950    $  1,342,416*      $       --     $ 1,500,366
Equity Income Fund                      2006   $  324,489    $    433,751*      $       --     $   758,240
European Growth & Income Fund           2006   $  166,793    $         --       $       --     $   166,793
Nasdaq-100 Index Fund                   2006   $   37,816    $         --       $       --     $    37,816

      * The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended August 31, 2006.

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT TRUST                                    FEBRUARY 28, 2007

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      The tax character of distributable earnings at August 31, 2006 were as follows:

                                                           Undistributed
                                          Undistributed      Long-Term      Capital Loss
                                         Ordinary Income    Capital Gain   Carry Forwards
                                        --------------------------------------------------
California Tax-Free Income Fund              $     --        $  596,918    $          --
California Insured Intermediate Fund         $  1,753        $   20,390    $          --
California Tax-Free Money Market Fund        $     --        $       --    $      (3,258)
U.S. Government Securities Fund              $  3,091        $       --    $    (285,709)
Short-Term U.S. Government Bond Fund         $  1,532        $       --    $    (203,729)
The United States Treasury Trust             $    105        $       --    $      (5,997)
S&P 500 Index Fund                           $305,899        $       --    $  (7,376,378)
S&P MidCap Index Fund                        $189,435        $9,418,279    $          --
S&P SmallCap Index Fund                      $298,332        $2,104,965    $          --
Equity Income Fund                           $ 90,493        $  547,192    $          --
European Growth & Income Fund                $ 70,727        $       --    $    (270,459)
Nasdaq-100 Index Fund                        $     --        $       --    $ (10,208,207)


                                           Unrealized                          Total
                                          Appreciation    Post October     Distributable
                                         (Depreciation)     Losses **         Earnings
                                        ------------------------------------------------
California Tax-Free Income Fund         $ 6,752,552      $         --     $   7,349,470
California Insured Intermediate Fund    $   100,600      $         --     $     122,743
California Tax-Free Money Market Fund   $        --      $         --     $      (3,258)
U.S. Government Securities Fund         $  (414,880)     $    (47,674)    $    (745,172)
Short-Term U.S. Government Bond Fund    $   (87,643)     $   (111,522)    $    (401,362)
The United States Treasury Trust        $        --      $     (7,168)    $     (13,060)
S&P 500 Index Fund                      $27,935,830      $         --     $  20,865,351
S&P MidCap Index Fund                   $39,890,394      $         --     $  49,498,108
S&P SmallCap Index Fund                 $ 8,030,282      $         --     $  10,433,579
Equity Income Fund                      $ 4,165,501      $         --     $   4,803,186
European Growth & Income Fund           $ 2,239,670      $     (6,260)    $   2,033,678
Nasdaq-100 Index Fund                   $   (11,128)     $ (1,840,373)    $ (12,059,708)

** Under the current tax law, capital losses realized after October 31 and prior to the Funds' fiscal year end may be deferred as occurring on the first day of the following fiscal year.

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to the realization for tax purposes of unrealized gains on future contracts, wash sales, and other deferrals.

Note 5 -- INVESTMENTS IN THE UNITED STATES TREASURY TRUST FUND

      The Fund may invest in The United States Treasury Trust Fund (the Sweep Money Fund), an open-end investment company managed by CCM. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.
--------------------------------------------------------------------------------
(UNAUDITED)

      Fund Holdings: The Fund holdings shown in this report are as of February 28, 2007. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room to Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information filed in the form N-Q also may be obtained by visiting the Funds' website at www.caltrust.com or by calling (800) 225-8778.

      Proxy Voting Record: The Funds' Statement of Additional Information ("SAI") containing a description of the policies and procedures that the California Investment Trust Fund Group uses to determine how to vote proxies relating to portfolio securities, along with each Fund's proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2006, is available upon request, at no charge, at the phone number below, on the Funds' website below, or on the SEC's website at www.sec.gov.

      This report is submitted for the general information of the shareholders of the California Investment Trust Fund Group. It is authorized for distribution only if preceded or accompanied by a current California Investment Trust Fund Group prospectus. Additional copies of the prospectus may be obtained by calling
(800) 225-8778 or can be downloaded from the Funds' website at www.caltrust.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

--------------------------------------------------------------------------------
                     ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
                    BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
--------------------------------------------------------------------------------

      Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

        Trustee                  Address           Date of Birth     Position Held with the Trust    Length of Time Served
--------------------------------------------------------------------------------------------------------------------------
Stephen C. Rogers       P.O. Box 387              06/27/66        President, Secretary & Trustee,   Since August 1998
                        San Francisco, CA 94104                   Chief Executive Officer, CCM
                                                                  Partners
Harry Holmes            P.O. Box 387              12/05/25        Trustee                           Since September 1985
                        San Francisco, CA 94104
John B. Sias            P.O. Box 387              01/22/27        Trustee                           Since March 1991
                        San Francisco, CA 94104
James W. Miller, Jr.    P.O. Box 387              05/28/66        Trustee                           Since August 2001
                        San Francisco, CA 94104
Kevin T. Kolger         P.O. Box 387              02/21/66        Trustee                           Since May 2006
                        San Francisco, CA 94104
Stephen H. Sutro        P.O. Box 387              04/09/69        Trustee                           Since May 2006
                        San Francisco, CA 94104
Christopher P. Browne   P.O. Box 387              02/07/67        Treasurer                         Since October 2004
                        San Francisco, CA 94104

      Each Trustee oversees the Trust's twelve Funds. The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:


*Stephen C. Rogers      Chief Executive Officer, CCM Partners, 1999 to present;
                        Chief Operating Officer, CCM Partners 1997 to 1999;
                        Administrative Officer, CCM Partners 1994 - 1997;
                        Marketing Representative, CCM Part- ners, 1993 to 1994.

Harry Holmes            Principal, Harry Holmes & Associates (consulting);
                        President and Chief Executive Officer, Aspen Ski- ing
                        Company, 1982 - 1984; President and Chief Executive
                        Officer, Pebble Beach Company (property management),
                        1973 - 1984.

John B. Sias            Director, Enzo Biochem, Inc., 1982 to present; Chairman,
                        President and CEO, Chronicle Publishing Company, 1993 to
                        2000; Director, Executive Vice President, Capital
                        Cities/ABC Inc. and President, ABC Network T.V. Group
                        1986 to 1992.

James W. Miller, Jr.    Director, RREEF 2006 to present; Executive Vice
                        President, Jones Lang LaSalle Americas, Inc. 1999 to
                        2006; Associate, Orrick Herrington & Sutcliffe LLP, 1996
                        - 1999; Associate, Gordon & Rees LLP, 1992 - 1993.

Kevin T. Kolger         Principal, Robertson Piper Software Group, 2006 to
                        present; Senior Vice President, Technology Invest- ment
                        Banking, Friedman, Billings Ramsey, 2003 to 2006;
                        Director, Technology Investment Banking, Salomon Smith
                        Barney, 2001 - 2002;Vice President, Technology
                        Investment Banking, CS First Boston/Donaldson Lufkin &
                        Jenrette, 1997 - 2001

Stephen H. Sutro        Partner, Duane Morris LLP (law firm), 2003 to present;
                        ssociate, Duane Morris LLP 2000 - 2002, Associate, ancock Rothert & Bunshoft (law firm), 1994 - 1999.

Christopher P. Browne   Portfolio Manager, CIT Funds, 2004 to present; Manager,
                        Autodesk, 2000 - 2004; Principal, Baystar Capital, 1998
                        - 2000.

Additional information on the Trustees may be found in the SAI, which is available, without charge, upon request, by calling (800) 225-8778.

* Trustee deemed to be an "interested person" of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of CCM Partners, the Trust's Advisor and Administrator.

                     [This page intentionally left blank.]

CALIFORNIA
INVESTMENT TRUST
----------------
FUND GROUP
P.O. BOX 387
SAN FRANCISCO, CA 94104

ITEM 2. CODE OF ETHICS.

N/A for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

N/A for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

N/A for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS

Included under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVEESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS

(a)(1) Code of Ethics not applicable for semi-annual report.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

California Investment Trust

By (Signature and Title) /s/ Stephen C. Rogers
                        --------------------------------------------------------
                         Stephen C. Rogers, President     Date: November 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Stephen C. Rogers
                        --------------------------------------------------------
                         Stephen C. Rogers, President     Date: November 9, 2006

By (Signature and Title) /s/ Christopher P. Browne
                        --------------------------------------------------------
                         Christopher P. Browne, Treasurer Date: November 9, 2006

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